As filed with the SEC on April 10, 2025 .	Registration Nos. 333-229277
811-03974

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM	N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 11	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 256	☑

(Check appropriate box or boxes.)

PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
800-778-2255
(Address and telephone number of principal executive offices)
_____________

Amy M. Woltman
Pruco Life Insurance Company of New Jersey
751 Broad Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copies to:
Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey
280 Trumbull Street
Hartford, Connecticut 06103
_____________

Approximate Date of Proposed Public Offering: ___

It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of rule 485
☑ on May 1, 2025, pursuant to paragraph (b) of rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:
☑ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PROSPECTUS
May 1, 2025

PruLife® Custom Premier II
AN INDIVIDUAL, FLEXIBLE PREMIUM, VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT ISSUED BY:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
TELEPHONE: 800-778-2255

The PruLife® Custom Premier II Contract (2023) is offered on and after March 4, 2024, under form number VUL-2023. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left-hand corner of the first page of your Contract.
____________________________________________________________________________________________________________
This prospectus describes the PruLife® Custom Premier II Contract (2023) (the “Contract”) offered by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our"), a stock life insurance company. Pruco Life of New Jersey is an indirect, wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential").
Please read this prospectus before purchasing a PruLife® Custom Premier II (2023) Contract and keep it for future reference. Capitalized terms used in this prospectus are defined where first used or in the GLOSSARY: Definitions Of Special Terms Used In This Prospectus.
You (the "Contract Owner") may choose to invest your Contract's premiums and its earnings in one or more of the available Variable Investment Options of the Pruco Life of New Jersey Variable Appreciable Account (the "Separate Account" or “Account”). The Account offers a wide variety of Variable Investment Options from the firms listed below. A complete list of the available Funds is included in this prospectus.

Advanced Series Trust	Franklin Templeton®	T. Rowe Price
American Funds®	MFS®	TOPS – The Optimized Portfolio System®
ClearBridge	Prudential	Western Asset

You may also choose to invest your Contract’s premiums and its earnings in the Fixed Rate Option, which pays a guaranteed interest rate.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
____________________________________________________________________________________________________________
In compliance with U.S. law, Pruco Life of New Jersey delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined that this Contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
The Contract may be purchased through registered representatives located in banks and other financial institutions. Investment in a variable life insurance contract is subject to risk, including the possible loss of your money. An investment in PruLife® Custom Premier II is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

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KEY INFORMATION
Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.13 to $36.28 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $3,628. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes, and other charges that are based on premiums), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.42%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life of New Jersey. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

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RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

OVERVIEW OF THE CONTRACT
The following summaries provide a brief overview of the more significant aspects of the Contract. We provide more complete and detailed information in the subsequent sections of this prospectus and in the statement of additional information and Contract.
Brief Description Of the Contract – PruLife® Custom Premier II is a form of variable universal life insurance. A Death Benefit is paid upon the death of the insured person. Contract Owners may submit premium payments and transfer Contract values among investment options, subject to the Contract and as described in this prospectus. This Contract is designed for Contract Owners seeking benefits on a long-term basis and as such is not appropriate as a short-term investment or savings vehicle. Contract Owners should consider whether this Contract meets their financial goals, liquidity needs and investment time horizon. Clients seeking information regarding their particular investment needs should contact a financial professional.
Some Contract forms/riders, features, and/or Variable Investment Options described in this prospectus may not be available through all brokers. The Contract form number for this Contract is VUL-2023. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left-hand corner of the first page of your Contract.
Premiums
The Contract offers flexibility in paying premiums. With certain exceptions, you choose the timing and the amount of premium payments. Payment of insufficient premiums may result in a lapse of the Contract. Under certain circumstances we reserve the right to refuse to accept premium payments.
On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the sales charge and the premium-based administrative charge from the initial premium. During the 10-day period following your receipt of the Contract, the remainder of the initial premium and any other net premium is allocated to the designated money market investment option available with

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your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option. After the 10th day, these funds, adjusted for any investment results, are transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the 10th day following receipt of the Contract is not counted as one of your free annual transfers.
Provided the Contract is neither in default, nor in force under the provisions of the Overloan Protection Rider or the terms of the BenefitAccess Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at our Service Office. Allocation changes may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax or website.
Contract Features
Types Of Death Benefit – You may choose from three types of Death Benefit options. You may change from one Death Benefit type to another, subject to limitations, and charges may apply.
•Type A (fixed): the Death Benefit is generally the Basic Insurance Amount you chose.
•Type B (variable): the Death Benefit is generally the Basic Insurance Amount plus the value of the Contract Fund.
•Type C (return of premium): the Death Benefit is generally the Basic Insurance Amount plus the total premiums paid into the Contract and less any withdrawals.
Decreasing the Basic Insurance Amount – Subject to certain limitations and charges, you have the option of decreasing the Basic Insurance Amount after the Contract is issued.
Investment Choices – You may choose to allocate your net premiums and earnings to one or more of the available Variable Investment Options, or our Fixed Rate Option. You may change the way in which subsequent premiums are allocated. You may transfer money among your investment choices, subject to restrictions. In addition, you may use our dollar cost averaging feature or our automatic rebalancing feature. Information about each Variable Investment Option available under the Contract is provided in APPENDIX A.
The Contract Fund – Your net premiums paid into the Contract are held in the Contract Fund, the value of which changes daily reflecting: (1) increases or decreases in the value of the Funds; (2) interest credited on any amounts allocated to the Fixed Rate Option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options. The Contract Fund value also changes to reflect monthly deductions, any withdrawals or accelerated benefits, and any added persistency credit.
Death Benefit Protection – The Contract includes at no additional cost a No-Lapse Guarantee. This provides a conditional guarantee that can keep your Contract in effect regardless of investment performance or Contract Fund value. The No-lapse Guarantee is subject to requirements for maintaining the guarantee. The guarantee may not last for the period of time you wish to keep your Contract.
Riders – Contract Owners may be eligible to select extra benefits called “riders.” The charges associated with each rider are presented in the FEE TABLE. Except for the Living Needs BenefitSM Rider, all riders are only available at Contract issuance. Selectable riders include:
•Accidental Death Benefit Rider: Pays an additional Death Benefit if the insured’s death is accidental.
•BenefitAccess Rider: Provides an early payment of the Death Benefit, adjusted to reflect current value, if the insured becomes Chronically Ill or Terminally Ill.
•Children Level Term Rider: Provides life insurance coverage on the insured’s children.
•Enhanced Disability Benefit Rider: Pays a monthly benefit amount into the Contract if the insured is totally disabled.
•Living Needs BenefitSM Rider: Provides an early payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill.
•Overloan Protection Rider: Provides protection against lapse if your outstanding loan(s), including interest, exceeds the cash value of your Contract.
Loans – you may borrow money from us using your Contract as security for the loan. There is no minimum loan amount. Interest charges will apply. All loans after the 10th Contract Anniversary will be considered preferred loans and are charged a lower annual interest rate.
Withdrawals – Under certain circumstances and limitations, you may withdraw a part of the Contract's Cash Surrender Value without surrendering the Contract. Charges may apply.
Surrendering the Contract – A Contract may be surrendered for its Cash Surrender Value while the insured is living. A surrender charge may apply.
Canceling the Contract (Right To Cancel or “Free Look”) – Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law).

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FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Your Contract’s data pages will provide information about the specific fees you will pay each year based on the options you have elected. For more information please refer to the CHARGES AND EXPENSES section in this prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums(1) (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(2) (Minimum and maximum per $1,000 of Basic Insurance Amount.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $0.13 to $36.28	From $0.13 to $36.28
Initial surrender charge for a representative Contract Owner.(3)		$11.29	$11.29
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Living Needs BenefitSM Rider fee	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)Currently, the same Sales Charge On Premiums percentages apply to premium amounts up to the Sales Load Target Premium and premium amounts in excess of the Sales Load Target Premium.
(2)The surrender charge amount per $1,000 varies based on the chosen Death Benefit type and Contract duration, as well as on the individual characteristics of the insured, including issue age, sex, and underwriting classification. Assumes no riders. The charge decreases to zero by the end of the 10th year. For some older ages, the duration is as short as 3 years.
(3)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a Type A (level) Death Benefit.

The next table describes the Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

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PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.06 to $1.74, plus $12	From $0.06 to $1.74(8), plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0025 to $14.43	From $0.0025 to $10.91
Initial charge for a representative Contract Owner.(4)		$0.0037	$0.0037
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0034 to $20.20	From $0.0034 to $15.27
Initial charge for a representative Contract Owner.(4)		$0.0052	$0.0052
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount and Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life of New Jersey representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(11)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.

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The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in APPENDIX A.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.42%
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because

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the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life of New Jersey.
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE REGISTRANT, AND THE FUNDS
Pruco Life Insurance Company of New Jersey
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", “us”, “we”, or “our”) is a stock life insurance company, organized on September 17, 1982, under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities only in the states of New Jersey and New York. Our principal executive office is located at 213 Washington Street, Newark, New Jersey 07102.
The Pruco Life of New Jersey Variable Appreciable Account
We have established a Separate Account, the Pruco Life of New Jersey Variable Appreciable Account (the "Account" or the "Registrant") to hold the assets that are associated with the Contracts. The Account was established on January 13, 1984, under New Jersey law and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "Separate Account" under the federal securities laws. The Account holds assets that are segregated from all of our other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life of New Jersey conducts.
We are the legal owner of the assets in the Account. We will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Contracts. In addition to these assets, the Account's assets may include funds contributed by us to commence operation of the Account and may include accumulations of the charges we make against the Account. From time to time we will transfer capital contributions to our general account. We will consider any possible adverse impact the transfer might have on the Account before making any such transfer.
Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of our other assets. The assets of the Account that are held in support of client accounts may not be charged with liabilities that arise from any other business we conduct.
We are obligated to pay all amounts promised to Contract Owners under the Contract. The obligations to Contract Owners and beneficiaries arising under the Contracts are our general corporate obligations. Guarantees and benefits within the Contract are subject to our claims paying ability.
You may invest in one or a combination of the available Variable Investment Options. When you choose a Variable Investment Option, we purchase shares of the corresponding Fund or a separate investment series of a Fund which are held as an investment for that option. We hold these shares in the Account.
The Funds
This Contract offers Funds managed by AST Investment Services, Inc. and PGIM Investments LLC, both of which are affiliated companies of Pruco Life of New Jersey (“Affiliated Funds”), and Funds managed by companies not affiliated with Pruco Life of New Jersey (“Unaffiliated Funds”). Pruco Life of New Jersey and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which Funds to offer through the Contract. Affiliated Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Fund’s description in the tables in APPENDIX A, each Fund has one or more subadvisers that provide certain day-to-day investment management services. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which Funds to offer under the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Funds they recommend and may benefit accordingly from allocations of Contract Fund value to the Variable Investment Options that invest in these Funds. Allocations made to all Affiliated Funds benefit us financially. See Service Fees Payable To Pruco Life of

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New Jersey for more information about fees and payments we may receive from the Funds and/or their affiliates.
Pruco Life of New Jersey has selected the Funds for inclusion as investment options under this Contract in Pruco Life of New Jersey’s role as issuer of this Contract. We may remove or add additional Variable Investment Options in the future. We may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract.
PGIM Investments LLC serves as the investment manager for The Prudential Series Fund (“PSF”) and certain Funds of AST. PGIM Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.
The investment management agreements for PSF and AST provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Fund with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Fund. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services that are deemed advisable by the Board of Trustees of the applicable Fund.
The Investment Managers or subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the Funds’ prospectuses.
Information regarding each Fund, including (i) its name; (ii) its type; (iii) its Investment Manager(s) and subadviser(s); (iv) current expense; and (v) performance, is available in APPENDIX A. Each Fund has issued its own separate prospectus that contains more detailed information about the Fund. The Funds’ prospectuses and statements of additional information are available at www.Prudential.com/eProspectus or by calling 800-778-2255. You should read the Fund prospectuses before you decide to allocate assets to the Variable Investment Options. We will also provide you with the prospectus for each Fund in which you invest. The Variable Investment Options that you select are your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option. There is no assurance that the investment objectives of the Funds will be met. Please refer to the tables in APPENDIX A to see which Variable Investment Options you may choose.
In the future, it may become disadvantageous for separate accounts of variable life insurance and variable annuity contracts to invest in the same Funds. Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage. The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:
(1)changes in state insurance law;
(2)changes in federal income tax law;
(3)changes in the investment management of any Fund; or
(4)differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
The terms “Fund” and “portfolio” are largely used interchangeably. Some of the Funds use the term “Fund” and others use the term “portfolio” in their respective prospectuses.
A Fund may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of the publicly available mutual fund.
The tables in APPENDIX A reflect the Funds in which the Account invests, their Fund type, and each Fund’s investment subadvisers. For Funds with multiple subadvisers, each subadviser manages a portion of the assets for that Fund. The AST Balanced Asset Allocation Portfolio and the AST Preservation Asset Allocation Portfolio each invests primarily in shares of other Funds, which are managed by the subadvisers of those Funds.
Although the PSF PGIM Government Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Variable Investment Option. For example, when prevailing short-term interest rates are very low, the yield on the PSF PGIM Government Money Market Portfolio may be so low that, when Fund and Contract charges are deducted, you experience a negative return.
Service Fees Payable To Pruco Life of New Jersey
We and our affiliates receive substantial payments from the Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the Funds benefit us financially.
We receive Rule 12b-1 fees which compensate us for distribution and administrative services. These fees are paid by the Funds out of each Fund’s assets and are therefore borne by Contract Owners. We also receive administrative services payments, some of which are paid by the Funds and some of which are paid by the advisers of the Funds or their affiliates and are referred to as “revenue sharing” payments. As of May 1, 2025, the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.55% of the average assets allocated to the Fund under the Contract. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Contract.
In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.
In addition to the payments that we receive from Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Companies related to the offering of investment

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options within variable annuities or life insurance offered by different Prudential business units.
AST Funds
This Contract offers Variable Investment Options that invest in Funds offered through AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers assets between the Variable Investment Options for those variable annuity contracts and an AST bond fund (the AST bond fund is not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond fund can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:
(a)a Fund’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Fund’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.
The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Fund to another Fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Funds listed above, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Voting Rights
We are the legal owner of the shares of the Funds associated with the Variable Investment Options. However, we vote the shares according to voting instructions we receive from Contract Owners. We will mail you a proxy, which is a form you need to complete and return to us, to inform us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We vote shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that Fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the Fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of Contract Owners who actually vote will determine the ultimate outcome. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the Fund that require a vote of shareholders. We may change the way your voting instructions are calculated if it is required by federal or state regulation. We reserve the right to change the voting procedures described above if applicable federal securities laws or SEC rules change in the future.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Contract Owner voting instructions, we will advise Contract Owners of our action and the reasons for such action in the next available annual or semi-annual report.
Substitution Of Variable Investment Options
We may substitute one or more of the available Variable Investment Options. We may terminate the availability of any Variable Investment Option at any time. If we do so, you will no longer be permitted to allocate additional investments to the option, either by premium payment or transfer. We would not do this without any necessary SEC and/or state approval. You will be given specific notice in advance of any substitution we intend to make.
The Fixed Rate Option
You may choose to allocate, initially or by transfer, all or part of your Contract Fund to the Fixed Rate Option. Amounts in the Fixed Rate Option are part of our general account. The general account consists of all assets owned by us other than those in the Account and in other separate accounts that have been or may be established by us. Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets. Instead, we guarantee that the part of the Contract Fund allocated to the Fixed Rate Option will accrue interest daily at an effective annual rate that we declare periodically, but not less than an effective annual rate of 1%. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so. The

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fulfillment of our guarantee under this benefit is dependent on our claims paying ability and financial strength.
Transfers out of the Fixed Rate Option are subject to limits. See Transfers And Restrictions On Transfers. The payment of any Cash Surrender Value attributable to the Fixed Rate Option may be delayed up to six months. See When Proceeds Are Paid.
Because of exemptive and exclusionary provisions, interests in the Fixed Rate Option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940.
CHARGES AND EXPENSES
There are Contract charges and Fund expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below. Most charges, although not all, are made by reducing the Contract Fund. Unless you direct otherwise, monthly charges are generally deducted proportionately from the dollar amounts held in each of the investment options. See Allocated Charges.
When describing the Contract's charges, in several instances we use the terms "maximum charge" and "current charge." The "maximum charge", in each instance, is the highest charge that we may make under the Contract. The "current charge", in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge. We will supplement this prospectus to reflect any increase in a current Contract charge, up to the maximum Contract charge, before the change is implemented.
Current charges deducted from premium payments and the Contract Fund may change from time to time, subject to maximum charges. Any changes to any of these current charges will be in consideration of one or more factors such as mortality, expenses, taxes, interest, investment experience, Contract funding, Net Amount At Risk, profit and/or persistency, which is the length of time Contracts like this one and other contracts stay in effect. Premium-based administrative charges will be set at one rate for all Contracts like this one. Changes in other charges will be by underwriting classification. We will not recoup prior losses or distribute prior gains by means of these changes.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract. We may reduce stated fees under particular contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.
Sales Charge On Premium
We may deduct a sales charge on premiums received in all Contract Years. This charge, often called a “sales load”, is deducted to compensate us for the costs of selling the
Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature.
This charge is made up of two rates. In each Contract Year we apply one percentage on the amount of premium received up to the Sales Load Target Premium and a second percentage on the amount of premium received over the Sales Load Target Premium threshold. The maximum sales load we may charge in any Contract Year is 6% on amounts up to Sales Load Target Premium and on cumulative premium amounts in excess of Sales Load Target Premium. Currently, we charge 1.5% of premiums for sales expenses in the first eight Contract Years, 1.25% in Contract Years nine through 10, and zero thereafter for premiums received up to and in excess of the Sales Load Target Premium.
Premium-Based Administrative Charge
We may charge up to 7.5% of premiums received for a premium-based administrative charge, which includes any applicable federal, state or local income, premium, excise, or company tax, or any other type of charge (or component thereof) measured by or based upon the amount of premium we receive. This charge is currently 3.25% of the premiums received.
Surrender Charge
We assess a surrender charge if during the first 10 Contract Years the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change). These surrender charges compensate us for costs associated with the Contracts, such as: processing applications, conducting examinations, determining insurability and the insured’s rating class, and establishing records. While the amount of the surrender charge decreases over time, it may be a substantial portion of, or even equal to, your Contract Fund. We will never deduct a surrender charge from the Death Benefit.
We deduct the maximum surrender charge that applies to your Contract. The initial surrender charge we deduct ranges from $0.13 to $36.28 per $1,000 of Basic Insurance Amount. For example, the initial surrender charge for a Contract with a male insured, age 35, in the preferred best underwriting class and with a Type A Death Benefit is $11.29 per $1,000 of Basic Insurance Amount. Your actual charge will vary by the insured's age, sex, and underwriting classification, as well as the chosen Death Benefit type and Contract duration. A schedule showing the surrender charges for a full surrender occurring each year that a surrender charge may be payable is found in the data pages of your Contract. The charge decreases to zero by the end of the 10th year.
The following chart provides an example of the surrender charge applied to a Contract with an insured male, age 35 at Contract issuance, preferred best underwriting class, and a Type A Death Benefit. You may obtain more information about the particular surrender charge that applies to you by contacting your Pruco Life of New Jersey representative.

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Sample Surrender Charges
Surrender occurring during Contract Year:	Amount per $1,000 of Basic Insurance Amount:
1	$11.29
2	$11.29
3	$11.29
4	$9.03
5	$6.21
6	$2.94
7	$0.00
8	$0.00
9	$0.00
10	$0.00
11+	$0.00
If, during the first 10 Contract Years, the Basic Insurance Amount is decreased (including as a result of a withdrawal or a change in type of Death Benefit) we may deduct a percentage of the surrender charge. The percentage will be the amount by which the new Basic Insurance Amount is less than the threshold amount, divided by the threshold amount. The threshold amount is the lowest Basic Insurance Amount since the Contract was issued. After this transaction, a corresponding new surrender charge schedule will be determined to reflect that portion of the surrender charge deducted in the past.
Cost Of Insurance
We deduct a monthly cost of insurance ("COI") charge from the Contract Fund. The purpose of this charge is to compensate us for the cost of providing insurance coverage. When an insured dies, the amount payable to the beneficiary (assuming there is no Contract Debt) is larger than the Contract Fund – significantly larger if the insured dies in the early years of a Contract. The COI charges collected from all Contract Owners enables us to pay this larger Death Benefit.
The COI charge (current or maximum) is determined by taking the Net Amount At Risk, dividing by 1,000, and multiplying by the applicable COI rate. The current COI rates in effect at any given time vary by Contract duration, as well as the issue age, sex, and underwriting classification of the insured. The rates generally increase over time but are never more than the maximum amount listed in the Contract's data pages. The maximum COI rates are based upon the 2017 Commissioners Standard Ordinary Mortality Tables and vary by sex, smoker classification, and Attained Age of the insured. Our current COI rates range from $0.0064 to $82.50 per $1,000 of Net Amount At Risk.
COI rates are applied to the Net Amount At Risk to determine the COI charge. Generally, a higher Contract Fund value in relation to the Death Benefit will result in a lower Net Amount At Risk and lower COI charge. A lower Contract Fund value in relation to the Death Benefit will result in a higher Net Amount At Risk and a higher COI charge. For Contracts with a Type A Death Benefit, the Net Amount At Risk generally changes as the Contract Fund changes. For Contracts with a Type B Death Benefit, the Net Amount At Risk generally does not change as the Contract Fund changes. For Contracts with a Type C Death Benefit, the Net Amount At Risk generally changes as the Contract Fund changes and as premium payments are made. See Types Of Death Benefit.
The following table provides hypothetical examples of the Net Amount At Risk’s role in determining COI charges. The examples assume a $500,000 Basic Insurance Amount, the Death Benefit meets the definition of life insurance test, and a current monthly COI rate of $1.00 per $1,000 of Net Amount At Risk.

Example Net Amount At Risk Scenarios
Death Benefit Type	Death Benefit amount	Contract Fund value	Net Amount At Risk	Month’s COI charge
Type A	$500,000	$50,000	$450,000	$450.00
Type A	$500,000	$125,000	$375,000	$375.00
Type B	$550,000	$50,000	$500,000	$500.00
Type B	$625,000	$125,000	$500,000	$500.00
Type C*	$525,000	$50,000	$475,000	$475.00
Type C**	$575,000	$125,000	$450,000	$450.00
*assumes $25,000 in total premiums paid less withdrawals. **assumes $75,000 in total premiums paid less withdrawals.
Because the Net Amount At Risk is based on your Death Benefit and your Contract Fund, it may be impacted by such factors as investment performance, charges, fees, and premium payments. Paying less premiums, paying premiums late, experiencing poor investment performance, and/or earning less interest may reduce Contract Fund value and increase the Net Amount At Risk, and may also cause the Contract to lapse earlier unless additional premiums are paid. Similarly, paying more premiums, paying premiums earlier, experiencing better market performance, and/or earning more interest may increase Contract Fund value and, in some cases, lower the Net Amount At Risk on which COI charges are based.
Administrative Charge For Basic Insurance Amount
In addition to the COI charge, each month we deduct from the Contract Fund an administrative charge for the Basic Insurance Amount. This charge is made up of two parts and is intended to compensate us for things like processing claims, keeping records, and communicating with Contract Owners.
(1)The first part of the charge is a flat fee of $12 per month.
(2)The second part of the charge is an amount per $1,000 of the Basic Insurance Amount. The amount varies by the insured's issue age, sex, and underwriting classification, as well as Basic Insurance Amount. Generally, the rate per $1,000 is higher for older issue ages and for higher risk underwriting classifications. Currently, we deduct this part of the monthly charge during the first 10 Contract Years.
The following table provides examples of the initial administrative charge per $1,000 of Basic Insurance Amount. The examples assume a Contract with a $500,000 Basic Insurance Amount at issue.

Sample Administrative Charges:
Issue Age	Male Nonsmoker	Male Smoker	Female Nonsmoker	Female Smoker
35	$0.22	$0.28	$0.20	$0.28
55	$0.35	$0.84	$0.29	$0.65
75	$1.03	$1.42	$0.78	$1.22
The highest charge per $1,000 is $1.74 and applies to Contracts with lower Basic Insurance Amounts and with insureds who are male, smoker, age 85 in the worst rating classes. The lowest charge per $1,000 is $0.06 and applies to younger female issue ages. The amount of the maximum charge that applies to your particular Contract is shown on the Contract’s data pages.

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Mortality And Expense Risk Charge
Each day we deduct a charge from the assets of the Variable Investment Options in an amount equivalent to an effective annual rate of up to 0.45%. Currently, we charge 0.10%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated when mortality charges were determined. The expense risk we assume is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the Fixed Rate Option.
Additional Mortality Charge For Certain Risks
We may assess an additional charge on a permanent or temporary basis for unique or specific mortality risks that exceed our standard underwriting guidelines. This additional monthly charge or "flat extra" is charged as a dollar amount per $1,000 of Basic Insurance Amount.
Generally, a permanent flat extra rating is assessed for non-medical risks such as aviation. A temporary flat extra charge is used in scenarios where mortality risk is higher in the earlier Contract Years and reduces in later years, such as may be the case for certain occupational and avocational risks and for some insureds with cancer histories. The actual dollar amounts are initially determined through the research completed for the activity or impairment during the underwriting process. The flat extra charge per $1,000 will vary based on individual circumstances of the insured, including issue age, type of risk, and the frequency of exposure to the risk.
Transaction Charges
(a)We may charge a transfer fee of up to $25 for each transfer exceeding 12 in any Contract Year. Currently, we do not charge a transaction fee for transfers. See Transfers And Restrictions On Transfers.
(b)We may charge a withdrawal fee of up to $25 in connection with each withdrawal. Currently, we do not charge a transaction fee for withdrawals. A surrender charge may apply. See Surrender Charge and Withdrawals.
(c)We may charge a Basic Insurance Amount decrease fee of up to $25 for any decrease in Basic Insurance Amount. Currently, we do not charge a transaction fee for a decrease in the Basic Insurance Amount. A surrender charge may apply. See Surrender Charge and Decreasing the Basic Insurance Amount.
(d)We may charge a Contract illustration fee of up to $25 for each Contract illustration exceeding one in any Contract Year. Currently, we do not charge a transaction fee for additional Contract illustrations.
Charges For Rider Coverage
You may add one or more riders to the Contract. The following riders are charged for separately. See OTHER BENEFITS AVAILABLE UNDER THE CONTRACT.
Accidental Death Benefit Rider – We deduct a monthly charge for this rider, which provides an additional Death Benefit if the insured’s death is accidental. The charge ranges from $0.05 to $0.28 per $1,000 of coverage based on issue age and sex of the insured, and is charged until the first Contract Anniversary on or after the insured’s 100th birthday.
BenefitAccess Rider – We deduct a monthly charge for this rider, which provides an acceleration of the Death Benefit in the event the insured is Chronically Ill or Terminally Ill. The current charge for the 2% Monthly Benefit Percentage ranges from $0.0025 to $10.91 per $1,000 of rider Net Amount At Risk. The current charge for the 4% Monthly Benefit Percentage ranges from $0.0034 to $15.27 per $1,000 of rider Net Amount At Risk. The current charge is based on the Basic Insurance Amount, Monthly Benefit Percent, and Contract duration, as well as the insured’s issue age, sex, and underwriting classification. Benefit Payments made under the Terminal Illness Option of this rider will incur a transaction charge of up to $150.
Children Level Term Rider – We deduct a monthly charge for this rider, which provides term life insurance on all dependent children that are covered under this rider. The charge is $0.42 per $1,000 of coverage and is charged until the earliest of: the primary insured’s death, the first Contract Anniversary on or after the primary insured’s 75th birthday, and you notify us to discontinue the rider coverage. Rider charges may continue even after coverage on your last covered child has ended. If your children are no longer covered under the rider and you do not expect to have additional children who would be covered, consider discontinuing the rider.
Enhanced Disability Benefit Rider – We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled. The current charge is based on issue age, sex, and underwriting classification of the insured. The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 65th birthday. The monthly charge for this rider will be waived following approval of the disability claim and for the duration the claim is approved. The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
Living Needs BenefitSM Rider – We deduct a fee of up to $150 if you exercise this rider, which allows you to receive an accelerated payment of the Death Benefit if the insured becomes terminally ill.
Overloan Protection Rider – We deduct a fee of 3.5% of your Contract Fund amount if you exercise this rider, which may guarantee protection against lapse due to Contract Debt.
Net Interest On Loans
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on the earlier of each Contract Anniversary and when the loan is paid back. The net interest on loans reflects the net difference between the interest rates charged and credited. A standard loan has an effective annual interest rate of 2%. A preferred loan has an effective annual interest rate of 1.05%. All loans have an effective annual interest credit equal to 1%. See Loans.
Fund Expenses
As described in each Fund's prospectus, fees are deducted from and expenses are paid out of the assets in the Fund. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255.
Allocated Charges
You may select up to two investment options from which we deduct your Contract's monthly charges. Monthly charges include the: (1) COI charge, (2) administrative charge for Basic Insurance Amount, (3) applicable rider charges, and (4) any additional mortality charge for extra risk classification. Allocations must be designated in whole percentages and total

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100%. For example, 33% can be selected but 33⅓% cannot.
If there are insufficient funds in one or both of your selected investment options to cover the monthly charges, the selected investment option(s) will be reduced to zero. Any remaining charge will generally be deducted from your other investment choices proportionately to the dollar amount in each.
Charges After Age 121
Beginning on the first Contract Anniversary on or after the insured’s 121st birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund. You may continue the Contract until the insured's death, or until you surrender the Contract for its Cash Surrender Value. You may continue to make transfers, loans, loan repayments, and withdrawals, subject to the limitations on these transactions described elsewhere in this prospectus. We will continue to make daily deductions for mortality and expense risk charges, and the Funds will continue to charge operating expenses, if you have amounts in the Variable Investment Options. Any Contract loan will remain outstanding and continue to accrue interest until it is repaid. The Contract can only lapse if Contract Debt grows to be equal to or more than the cash value.
Commissions Paid To Broker-Dealers
The Contract is sold through broker-dealers authorized by Pruco Securities and applicable law to do so. Pruco Securities, an indirect wholly owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract.
Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration according to one or more schedules.
Compensation is based, all or in part, on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium will vary based on the issue age, sex, and underwriting classification of the insured as well as the Basic Insurance Amount, Death Benefit type, and certain riders selected by the Contract Owner.
Broker-dealers will receive compensation of up to 99% of premiums received in the first 12 months following the Contract Date on total premiums received since issue up to the Commissionable Target Premium, up to 22% of Commissionable Target Premium received in year two, up to 10% of the Commissionable Target Premium in years three and four, and up to 8.5% of the Commissionable Target Premium received in years five through 10. Moreover, broker-dealers will receive compensation of up to 5% on premiums received in year one, and up to 3.75% on premiums received in years two through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
More information on commissions and other compensation paid for distribution of the Contract is provided under DISTRIBUTION AND COMPENSATION.
PERSONS HAVING RIGHTS UNDER THE CONTRACT
Contract Owner
Generally, the Contract Owner is the insured. There are circumstances when the Contract Owner is not the insured. There may also be more than one Contract Owner. If the Contract Owner is not the insured or there is more than one Contract Owner, they will be named in an endorsement to the Contract. This ownership arrangement will remain in effect unless you ask us to change it.
While the insured is living, the Contract Owner is entitled to any Contract benefit and value. Only the Contract Owner is entitled to exercise any right and privilege granted by the Contract or granted by us. For example, the Contract Owner is generally entitled to access Contract values through loans or withdrawals, assign the Contract, surrender the Contract, and to name or change the beneficiary. If the Contract is jointly owned, the exercise of any right or privilege under this Contract must be made by all Contract Owners.
You may change the ownership of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. Any rights created by your request will not apply to any payments we have made or actions we have taken before the request was received in Good Order at our Service Office or the chosen effective date of the request.
Beneficiary
The beneficiary is entitled to receive any benefit payable on the death of the insured. You may designate or, provided the beneficiary has not been irrevocably designated, change a beneficiary by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in
Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. However, if we make any payment(s) before we receive the request in Good Order at our Service Office, or the chosen effective date of the request, we will not have to make the payment(s) again. When we are made aware of an assignment, we will recognize the assignee’s rights before any claim payments are made to the beneficiary, unless the beneficiary has been irrevocably designated. When a beneficiary is designated, any relationship shown is to the insured, unless otherwise stated.

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OTHER GENERAL CONTRACT PROVISIONS
Canceling the Contract ("Free Look")
Generally, you may return the Contract for a refund within 10 days (60 days for certain circumstances) after you receive it. You will receive a refund of all premium payments made, less any applicable federal and state income tax withholding. A Contract returned according to this provision shall be deemed void from the beginning. The free-look period will be stated on the first page of your Contract.
Assignment
You may request an assignment of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you.
This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without our consent. We assume no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at our Service Office. Any rights created by your request will not apply to any payments we have made or actions we have taken before the assignment was received in Good Order and recorded at our Service Office or the chosen effective date of your request.
Incontestability
We will not contest the Contract after it has been in force during the insured’s lifetime for two years from the Contract Date, the reinstatement date, or the effective date of any change made to the Contract that requires our approval and would increase our liability.
Misstatement Of Age Or Sex
If the insured's stated age or sex or both are incorrect in the Contract, we will adjust the Death Benefit payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex. Adjustments to the Death Benefit for misstatements of age or sex are not restricted to the incontestability provision described above.
Suicide Exclusion
Generally, if the insured dies by suicide within two years from the Contract Date, the Contract will end and we will return the premiums paid, less any Contract Debt, and less any withdrawals. If the insured dies by suicide within two years from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.
STANDARD DEATH BENEFITS
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of
Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.

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The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable surrender charge. See Withdrawals.
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000
Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed; and
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider.
(g)You must not be receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
A decrease in Basic Insurance Amount occurring after receiving Benefit Payments under the Chronic Illness Option of the Benefit Access Rider will also reduce the Lifetime Benefit Amount and the remaining benefits available under the rider. See BenefitAccess Rider.

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We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life of New Jersey representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
OTHER BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.
Some riders may depend on the performance of the Contract Fund. A Pruco Life of New Jersey representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
No-Lapse Guarantee(1)	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Accidental Death Benefit Rider(1)	Provides an additional Death Benefit that is payable if the insured’s death is accidental.	Optional
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

BenefitAccess Rider(1)	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.	Optional
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.

Children Level Term Rider(1)	Provides term life insurance coverage on the life of the insured’s covered children.	Optional
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

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Name Of Benefit, continued	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Enhanced Disability Benefit Rider(1)	Pays a monthly benefit amount into the Contract if the insured is totally disabled.	Optional
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Living Needs BenefitSM Rider(2)	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill.	Optional
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill.
•Not available with Contracts that include the BenefitAccess Rider.

Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.
•Not available on Contracts that have the Accidental Death Benefit Rider.

(1)Rider benefits will no longer be available if the Contract lapses or if you choose to keep the Contract in force under the Overloan Protection Rider.
(2)Rider benefits will no longer be available if the Contract lapses.
(3)Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.
No-Lapse Guarantee
Your Contract includes a No-Lapse Guarantee.  This limited guarantee against lapse provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  The No-Lapse Guarantee is based on premium payments and is not a benefit you need to elect. Withdrawals may void the No-Lapse Guarantee.  Outstanding Contract loans will void the No-Lapse Guarantee.
How We Calculate And Determine If You Have a No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments on the Contract Date and on each Monthly Date thereafter. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals accumulated at an effective annual rate of 4%. For reinstated Contracts that had previously lapsed with Contract Debt, we also subtract the full amount of Contract Debt in effect at the time of lapse, accumulated at an effective annual rate of 4% starting at the date of default, when calculating the Accumulated Net Payments.
We also calculate No-Lapse Guarantee Values, which are the minimum values required for the No-Lapse Guarantee to be in effect. These are values used solely to determine if a No-Lapse Guarantee is in effect and vary by the insured's issue age, sex, underwriting class, and any additional or substandard mortality risk, as well as the Basic Insurance Amount, Death Benefit type, and optional benefits selected. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force, regardless of the amount in the Contract Fund.
No-Lapse Guarantee Premiums And No-Lapse Guarantee Periods Available Under Your Contract
There are two No-Lapse Guarantee Premiums that correspond to the No-Lapse Guarantee periods; the Short Term No-Lapse Guarantee Premium and the Limited No-Lapse Guarantee Premium, which are the premiums used to calculate the No-Lapse Guarantee Values. This is a flexible premium payment Contract and you may make payments at any time. The description below assumes you pay the No-Lapse Guarantee Premium at the beginning of each Contract Year. If you make any premium payments after the beginning of each Contract Year you may need to pay more premiums because the Accumulated Net Payments will be less due to reduced interest accumulation than if you paid at the beginning of the Contract Year. See PREMIUMS.
1) All Contracts have a Short Term No-Lapse Guarantee period. A Contract with a Type C Death Benefit will only have a Short Term No-Lapse Guarantee available Payment of the Short Term No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees that your Contract will not lapse during the Short Term No-Lapse Guarantee period, assuming there are no loans or withdrawals. However, continued payment of the Short Term No-Lapse Guarantee Premium after this period will not assure that your Contract's Accumulated Net

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Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing.
2) The Limited No-Lapse Guarantee Period is available for all Contracts other than those with a Type C Death Benefit. If you want a longer No-Lapse Guarantee, paying the Limited No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse during the Limited No-Lapse Guarantee period, assuming no loans or withdrawals.
The Short Term No-Lapse Guarantee period is eight years after issue (six years for issue ages 60 and older). The Limited No-Lapse Guarantee period lasts until the later to occur of the Contract Anniversary that the insured reaches Attained Age 75 and 10 years after issue.
The following tables provide sample Short Term No-Lapse and Limited No-Lapse Guarantee Premiums (to the nearest dollar). The examples assume: (1) the insured is a male, nonsmoker underwriting class; (2) a $500,000 Basic Insurance Amount; and (3) no extra benefit riders have been added to the Contract.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No-Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium
35	Type A	$2,605	$3,590
35	Type B	$2,700	$3,675
35	Type C	$2,700	N/A
55	Type A	$7,065	$9,900
55	Type B	$9,115	$10,025
55	Type C	$9,115	N/A
75	Type A	$29,905	$51,875
75	Type B	$36,695	$54,140
75	Type C	$36,695	N/A
Maintaining the No-Lapse Guarantee
Paying the Short Term No-Lapse or Limited No-Lapse Guarantee Premiums at the start of each Contract Year is one way of reaching the No-Lapse Guarantee Values; it is certainly not the only way. The No-Lapse Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life of New Jersey representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the No-Lapse Guarantee Values.
When determining what premium amounts to pay and the frequency of your payments, you should consider carefully the value of maintaining a No-Lapse Guarantee. For example, if you desire the Limited No-Lapse Guarantee until the later to occur of the insured's Attained Age 75 and 10 years after issue, you may prefer to pay at least the Limited No-Lapse Guarantee Premium in all years, rather than paying the lower Short Term No-Lapse Guarantee Premium in the first eight years after issue (six years for issue ages 60 and above). If you pay only the Short Term No-Lapse Guarantee Premium in the first eight years (six years for issue ages 60 and above), you will need to pay more than the Limited No-Lapse Guarantee Premium at the beginning of the ninth year (seventh year for issue ages 60 and above) in order to continue the No-Lapse Guarantee.
For example assume: (1) an insured male, age 35, nonsmoker underwriting class (2) a $500,000 Basic Insurance Amount; (3) a Type B Death Benefit; (4) no extra benefit riders; and (5) no loans or withdrawals. The Short Term No-Lapse Guarantee
Premium would be $2,700, which if paid at the beginning of each year from Contract issue, would provide the Short Term No-Lapse Guarantee for eight years. The accumulated premiums at 4% less withdrawals accumulated at 4% would be $25,874. The Limited No-Lapse Guarantee premium would be $3,675, which if paid at the beginning of each year from Contract issue, would provide the Limited No-Lapse Guarantee for 40 years. However, if the individual in this example paid $2,700 annually from Contract issue for eight years and then decided he wanted the Limited No-Lapse Guarantee, he would have to pay enough premium so that the accumulated premiums at 4% less withdrawals accumulated at 4% would be $40,447 at the end of year nine.
In addition, it is possible that the payment required to continue the guarantee beyond the Short Term No-Lapse Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment Of Contract Benefits.
Accidental Death Benefit Rider
The Accidental Death Benefit Rider provides an additional Death Benefit that is payable if the insured's death is accidental, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. A death resulting from injury must occur no more than 90 days after the injury. This benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office. This rider is not available on Contracts that have the Overloan Protection Rider.
We will not pay a benefit under this rider for any death or injury that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
BenefitAccess Rider
The BenefitAccess Rider provides for the acceleration of the Death Benefit in the event the insured is Chronically Ill, subject to certain eligibility requirements, and approval of the claim (“Chronic Illness Option”). This rider will also provide acceleration of all or part of the Death Benefit if the insured becomes Terminally Ill, subject to certain eligibility requirements and approval of the claim (“Terminal Illness Option”). This rider is only available at Contract issuance and there is a charge for this rider. You may terminate this rider at any time. Canceling this rider within 30 days of receiving it will cancel it from the start and we will refund an amount equal to any rider charges deducted. This rider is not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact Of Rider Benefits On Contract And Riders. Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit. There may be adverse tax consequences in the event you accelerate the Death Benefit. See Tax Treatment Of Contract Benefits – BenefitAccess Rider paragraph.
This rider should be purchased for the purpose of providing Chronic Illness and Terminal Illness coverage. For Terminal Illness coverage only, consider the Living Needs BenefitSM Rider below.

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Conditions For Eligibility Of Benefit Payments:
Terminal Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:
(a)The Contract must be in force and the insured must be living;
(b)We must receive due proof of the insured's Terminal Illness and Written Certification from a Licensed Physician that the insured is Terminally Ill;
(c)We must receive authorization from the insured to obtain copies of any relevant medical records we may require; and
(d)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.
Your ability to receive an accelerated benefit under the Terminal Illness Option continues if you surrender your Contract for a fixed reduced paid-up contract. See Surrender Of a Contract.
Chronic Illness Option
You are eligible to receive accelerated benefits under this option subject to the following conditions:
(a)The Contract must be in force and the insured must be living;
(b)You must not have received a Benefit Payment under the Terminal Illness Option;
(c)We must receive due proof of the insured's Chronic Illness and Written Certification from a Licensed Health Care Practitioner that the insured is Chronically Ill;
(d)We must receive authorization from the insured to obtain copies of any relevant medical records that we require;
(e)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract;
(f)Benefit Payments are expected to qualify for favorable tax treatment under the Internal Revenue Code Section 101(g)(1); and
(g)The Eligibility Period must be satisfied unless waived by us. The Eligibility Period will be waived if the following conditions have been met:
1.The Licensed Health Care Practitioner certifies that the insured is Chronically Ill and not expected to recover from the Chronic Illness during his/her lifetime; and
2.All conditions of eligibility have been met and we approve the claim.
We have the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured(s), and/or to have the insured(s) examined by a Licensed Health Care Practitioner(s) of our choice, while a claim is pending or during a Benefit Period, to confirm due proof of Chronic Illness. We may also contact the insured's Licensed Health Care Practitioner for confirmation of continued Chronic Illness. If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.
Recertification and due written proof that the insured is Chronically Ill is required every year for Benefit Payments to continue. Approximately 90 days prior to the end of each
Benefit Year, we will send you a request for written Recertification and proof of the insured's Chronic Illness. For continuous monthly Benefit Payments, you must send us the information we ask for prior to the start of the next Benefit Year to satisfy us that the conditions for eligibility continue to be met.
If we receive Recertification within 90 days after the end of a preceding Benefit Year, the new Benefit Year will begin on the Monthly Date on or following the date on which we receive the Recertification. If we do not receive Recertification within 90 days after the end of a Benefit Year, any request for benefits will be treated as a new claim, and the new Benefit Year will begin on the Monthly Date on or following the date on which all conditions of eligibility are met, including satisfaction of the Eligibility Period unless waived, and we approve the claim.
Your ability to receive an accelerated benefit under the Chronic Illness Option continues if you surrender your Contract for a fixed reduced paid-up contract. Benefit Payments will be determined based on the reduced paid-up contract's death benefit. See Surrender Of a Contract.
Benefit Payments:
Terminal Illness Option
You have the option to accelerate all or a partial amount of the Death Benefit. If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and we reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option. Also, if you accelerate a partial amount you may only make one additional acceleration, which must be for the full remaining Death Benefit. Accelerated Death Benefit payments under the Terminal Illness Option are made as a single lump sum Benefit Payment only.
If you choose to accelerate all or part of the Death Benefit, we will make a Benefit Payment of the present value of the amount of the Death Benefit accelerated based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s life expectancy of six months; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills as of the date of payment, and (b) the maximum statutory adjustable contract loan interest rate as of the date of payment. We will make this determination based on information current as of the time we approve your request for accelerated payments. Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.
If you accelerate all or a portion of the Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end. If you have been receiving Benefit Payments under the Chronic Illness Option, the Death Benefit amount that we use to determine your payment under this option will be the reduced (current) amount.
If there is an outstanding loan on the Contract at the time the Benefit Payment is made, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit. If the Contract is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default.
See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.

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Chronic Illness Option
The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit at the time you make the initial claim. Any transactions you make that decrease the Death Benefit of the Contract prior to your initial claim will similarly affect the Lifetime Benefit Amount.
You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved. If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit.
If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year. Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year. An amount that is less than the maximum may extend your payment period.
When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation (maximum daily amount allowed) declared by the Internal Revenue Service ("IRS") and the Lifetime Benefit Amount. The Maximum Monthly Benefit Payment is equal to the lowest of:
(a)The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;
(b)The per diem limitation in effect at the start date of the current Benefit Year times 30; and
(c)The Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.
Generally, the Monthly Benefit Percent used to determine the Maximum Monthly Benefit Payment is 2%. At the time of application, you may be able to choose a Monthly Benefit Percent of 4% for the calculation of the Benefit Payment. The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less.
If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year. The annual Benefit Payment will therefore be less than the amount of the Maximum Monthly Benefit Payment times 12. The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the yield on 90-day federal treasury bills as of the date of payment, and (2) the maximum statutory adjustable contract loan interest rate as of the date of payment.
When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen. An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.
If the Contract is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default. If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount (up to the Maximum Monthly Benefit Payment amount) that will be applied to the amount needed to bring the Contract out of default. If the increased Benefit Payment is insufficient to bring the Contract out of default, you will need to pay the remaining amount due within the grace period to prevent the Contract from lapsing. See LAPSE AND REINSTATEMENT.
If at any time while Benefit Payments are being paid the Contract Debt exceeds the cash value of the Contract, the amount of the excess will be deducted from the net Benefit Payments. If no Benefit Payment is payable during that month, or the excess Contract Debt exceeds the Benefit Payment, the Contract will be in default and a loan repayment will be required by you to keep the Contract in force.
See below for an example of accelerated Benefit Payments under the Chronic Illness Option.
When Benefit Payments End:
Chronic Illness Option (only)
Benefit Payments will continue to be made until the earliest of the following:
(1)The date we receive written notification that you wish to discontinue Benefit Payments;
(2)The end of the Benefit Year after the eligibility requirements are no longer met;
(3)The end of the Benefit Year unless Recertification is received for the following year;
(4)The date the Lifetime Benefit Amount is exhausted;
(5)The date a claim is approved under the Terminal Illness Option; and
(6)Any of the events under Rider Or Benefits Termination occur.
If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.
Impact Of Rider Benefits On Contract And Riders:
Accelerating the Death Benefit will impact the benefits, values, and charges under the Contract and rider as shown below.
Terminal Illness Option
A one-time acceleration of a partial amount of the Death Benefit results in the following:
(1)A proportionate reduction in the Basic Insurance Amount, Contract Fund, surrender charge, and Contract Debt.
(2)Premiums and charges to keep the Contract in force will be recalculated based on the reduced Death Benefit amount. If you have an outstanding Contract loan, interest will continue to accrue.
(3)Riders to the Contract will stay in effect.
(4)The monthly charge for this rider will be permanently waived.
Acceleration of the full Death Benefit results in the ending of the Contract and all benefits and riders under the Contract based on the life of the insured will end. If the Contract includes the Rider for Level Term Insurance Benefit on

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Dependent Children (Children Level Term Rider), it will become paid-up.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 12/05/2023 Basic Insurance Amount: $200,000	Underwriting classification: preferred best Claim date: 12/05/2033 Death Benefit Option: Type A (fixed)
In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of six months, and (3) a discount factor at an annual rate of 8%.
The present value of the accelerated Death Benefit payable is calculated as DB / (1+R)[t] where:
DB = Death Benefit
R = the annual rate
t = amount of time (in years; t always equals 1/2 in this application)
Contract Debt and the $150 transaction fee are then subtracted from this result.
Example results (rounded to the nearest dollar):
100% acceleration: $200,000/1.03923 = $192,450 (less $1,040 and $150) = $191,260
50% acceleration: $100,000/1.03923 = $96,225 (less $520 and $150) = $95,555

	Contract values as of 12/05/2033 (before acceleration of Death Benefit):	Contract values as of 12/05/2033 (after acceleration of Death Benefit):
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
Chronic Illness Option
Each Benefit Payment made results in the following (while there is a Death Benefit remaining):
(1)The Contract will remain in force in accordance with Contract terms.
(2)Riders to the Contract will stay in effect.
(3)As reflected in the reduction factor formula below, the Basic Insurance Amount, Death Benefit, Contract Fund, surrender charge, and any outstanding Contract Debt will be reduced in the same proportion as the Death Benefit is reduced by each Benefit Payment.
(4)The monthly charge for this rider will be permanently waived following approval of the initial claim.
(5)While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund will be waived.
Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect, even if subsequent Benefit Payments are no longer made.
(6)If you have an outstanding Contract loan, interest will continue to accrue.
(7)While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount.
(8)You may make premium payments while you are receiving Benefit Payments.

Reduction factor = 1 - (A / B)
Where:    A = is the gross Chronic Illness Option Benefit Payment, and
    B = is the Death Benefit immediately prior to the Benefit Payment.

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Example:
Shown below is a hypothetical example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 12/01/2023 Basic Insurance Amount: $500,000	Underwriting classification: preferred best Claim date: 12/15/2034 Death Benefit Option: Type A (fixed)
 Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.
Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the IRS per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:
(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000;
(b) Per diem limitation in effect at the start date of the current Benefit Year ($420 for 2023, increasing to $522.22 by 2034 assuming a 2% annual inflation rate) times 30: $522.22 x 30 = $15,666.60); and
(c) Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $420, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 12 of $646.57: $646.57 x 30 = $19,397.10.
The Monthly Benefit Percent, Initial Daily Benefit Limit, and the Daily Benefit Limit Compound Rate that apply to your Contract can be found in the Contract's data pages.
The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800
The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount. ($10,000 - $20.80 = $9,979.20)

	Contract values as of 12/15/2034 (before acceleration of Death Benefit):	Contract values as of 12/15/2034 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734
If the Contract to which the rider is attached has a Type A (fixed) Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit (if not already so). If the Contract to which this rider is attached has a Type B (variable) or Type C (return of premium) Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit. Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option while receiving Benefit Payments. Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments. Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.
Any decrease to the Contract's Basic Insurance Amount occurring after Benefit Payments have been made will reduce the Lifetime Benefit Amount and the remaining benefits available.
After an acceleration of the Lifetime Benefit Amount, any Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider) will become paid up and all benefits and other riders under the Contract based on the life of the insured will end.
Rider Or Benefits Termination:
This rider terminates on the date of the earliest to occur:
(1)you request in writing that we remove it;
(2)full acceleration of the Death Benefit is made due to Terminal Illness;
(3)the death of the insured;
(4)the Contract is in default and the grace period ends (Contract lapsed); and
(5)the Contract ends as described in Canceling the Contract or Surrender Of a Contract, or for any other reason.
When this rider is terminated, if Benefit Payments are discontinued, or the claim is not approved, your Contract may still be in force. The Death Benefit and Contract Fund values will have been reduced as a result of any Benefit Payments made prior to the date we stop payments or this rider terminates, and Contract value will remain in the Fixed Rate

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Option. You may transfer funds from the Fixed Rate Option to your choice of Variable Investment Options. Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option restrictions described in the subsection titled Transfers And Restrictions On Transfers. You may also allocate new premium payments and loan repayments to the Variable Investment Options of your choice. You must notify us if you wish to resume allocations to the Variable Investment Options or change your premium allocation.
Further, if you request that we remove this rider, choose to discontinue Benefit Payments, or if the insured no longer has a Chronic Illness or fails to recertify before you have received 25 monthly Benefit Payments or the annual equivalent, deductions and monthly charges from the Contract Fund will resume and you may need to make additional payments into the Contract to protect it from lapse.
Children Level Term Rider
The Children Level Term Rider provides term life insurance coverage on the life of the insured's dependent children, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. The rider coverage on each dependent insured will end on the earliest of: (1) the end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday, (2) the end of the day before the first Contract Anniversary on or after the child’s 25th birthday, (3) the end of the day before the date a rider is converted to a new Contract, and (4) the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
Enhanced Disability Benefit Rider
The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract Fund if the insured is totally disabled, as defined in the benefit provision. On each Monthly Date the monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of the monthly deductions. This rider is not available on Contracts with a Type C Death Benefit, that include the BenefitAccess Rider, or with an insured age 60 and older at issue.
The rider coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday. For total disability occurring on or after the first Contract Anniversary following the insured’s 60th birthday, payments will only be made until the month before the first Contract Anniversary following the insured’s 65th birthday and while the insured remains totally disabled.
For example, assume a Contract where:
1.the insured is a male, age 45 at Contract issuance, preferred best underwriting classification with no extras;
2.a $250,000 Basic Insurance Amount and no other riders;
3.the insured becomes disabled at age 55; and
4.at the time of claim the Limited No-Lapse Guarantee Premium is $1,500 and the total of the monthly deductions (not including this rider) is $150 (these figures are illustrative and not guaranteed).

In this hypothetical scenario, since 9% of the Limited No-Lapse Guarantee Premium ($135) is less than the total of the monthly deductions, upon approval of the disability claim, we will pay a monthly benefit amount of $150 into the Contract Fund. The monthly benefit amount will be recalculated on each Monthly Date for the duration of the claim.
We will not pay a benefit under this rider for any injury or disability that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Living Needs BenefitSM Rider
The Living Needs BenefitSM Rider allows you to elect to receive an accelerated payment of all or part of the Contract's Death Benefit, adjusted to reflect current value, when the insured is terminally ill. The adjusted Death Benefit will always be less than the Death Benefit, but will not be less than the Contract’s Cash Surrender Value. This rider is not available with Contracts that include the BenefitAccess Rider.
The terminal illness benefit is available on the Living Needs BenefitSM Rider when a licensed physician certifies the insured as terminally ill with a life expectancy of six months or less. When that evidence is provided and confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form.
All or part of the Contract's Death Benefit may be accelerated. If the benefit is only partially accelerated, a Death Benefit of at least $25,000 must remain under the Contract. The minimum amount that may be accelerated for a Living Needs BenefitSM claim is $50,000. However, we currently have an administrative practice to allow a reduced minimum of $25,000. We reserve the right to discontinue this administrative practice in a non-discriminatory manner and we will notify you prior to discontinuing this practice.

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Examples:
The examples below demonstrate benefits accelerated as a lump sum under the Living Needs BenefitSM (LNB) Rider and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: male, 45 Contract Date: 12/20/2023 Basic Insurance Amount: $200,000		Underwriting classification: preferred best Claim date: 12/20/2033 Death Benefit Option: Type A (fixed)
These hypothetical examples assume a (1) Death Benefit of $200,000, (2) a reduction at an annual rate of 8% applied for early payment based on the applicable life expectancy, and (3) a processing fee of $150 has been deducted.
Example results (rounded to the nearest dollar):

		LNB Terminal Illness Option*
% of Death Benefit accelerated:		100%	50%
Accelerated Death Benefit payment:		$191,260	$95,555
	Contract values before acceleration:	Contract values after acceleration of Death Benefit:
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
*An assumed six month life expectancy always applies.
No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of Living Needs BenefitSM that is available to an eligible Contract Owner, and the effect on the Contract if less than the entire Death Benefit is accelerated.
You should consider whether adding this settlement option is appropriate in your given situation. Adding the Living Needs BenefitSM to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related Contracts, the Living Needs BenefitSM is excluded from income if the insured is terminally ill as defined in any applicable tax law. You should consult a tax adviser before electing to receive this benefit. Receipt of a Living Needs BenefitSM payment may also affect your eligibility for certain government benefits or entitlements.
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the cash value of your Contract Fund. This rider is not available on Contracts that have the Accidental Death Benefit Rider and is only available when Guideline Premium is selected as the definition of life insurance test.
The following eligibility requirements must be met to exercise the rider:
(a)We must receive a written request in Good Order to exercise the rider benefits;
(b)Contract Debt must exceed the Basic Insurance Amount;
(c)The Contract must be in force for at least 15 years and the exercise date must be on or after the Contract Anniversary following the insured’s 75th birthday;
(d)Contract Debt must be a minimum of 95% of the cash value;
(e)The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and
(f)Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit. If you exercise this rider, you may no longer execute the reduced paid-up option. Doing so would cause the Contract to be classified as a Modified Endowment Contract. See Surrender Of a Contract and Tax Treatment Of Contract Benefits.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. After the rider is exercised we will waive any Contract charges or unpaid loan interest that would otherwise cause the Contract Debt to exceed the cash value. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. All riders to the Contract will be terminated and any rider benefits you are receiving will be discontinued, except for the Living Needs BenefitSM Rider.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.
If you have a Type B (variable) or Type C (return of premium) Death Benefit, we will change it to a Type A (fixed) Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the Overloan Protection Rider. The Basic Insurance Amount will be

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set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. See Types Of Death Benefit and Tax Treatment Of Contract Benefits.
The following hypothetical example illustrates the impacts to the Contract when exercising this rider. The example assumes a Contract with a Type B Death Benefit that includes this rider, meets the eligibility requirements listed above, and an insured with an Attained Age of 75.

Example of exercising the Overloan Protection Rider
Contract values (current)	Before	After
Death Benefit Type:	Type B	Type A
Basic Insurance Amount:	$250,000	$515,000
Contract Fund:	$265,000	$255,725(1)
Surrender charge:	$0	$0
Cash value:	$265,000	$255,725(1)
Contract Debt:	$255,000	$255,000
Cash Surrender Value:	$10,000	$725(1)
Death Benefit:	$515,000	$515,000
Net Death Benefit:	$260,000	$260,000
Other riders:	Yes	No(2)
(1)A fee equaling 3.5% of the Contract Fund has been deducted for exercising the rider. In this example the charge was $9,275.
(2)The Living Needs BenefitSM Rider is the only rider that will continue to be available.
Please note that the IRS may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Generally, the Contract may be issued on insureds through age 85 for Contracts with Type A or Type B Death Benefits and through age 75 for Contracts with Type C Death Benefit. Currently, the minimum Basic Insurance Amount is $50,000 for insureds under the issue age of 18, $75,000 for insureds issue ages 18-75, $100,000 for insureds issue ages 76-80, and $250,000 for insureds issue ages 81-85. The minimum Basic Insurance Amount for Contracts issued with a Type C Death Benefit is $250,000. For Contracts issued with the BenefitAccess Rider the minimum Basic Insurance Amount is $100,000. See Types Of Death Benefit.
We require evidence of insurability, which may include a medical examination, before issuing any Contract. Preferred best nonsmokers are offered more favorable cost of insurance rates than smokers. We charge a higher cost of insurance rate and/or an extra amount if an additional mortality risk is involved. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule. These are the current underwriting requirements. We reserve the right to change them on a non-discriminatory basis.
Underwriting Procedures
When you express interest in obtaining a Contract from us, you may apply for coverage through either (1) a long form application or (2) our worksheet process. When using the long form application, a registered representative completes a full application and submits it to us to commence the underwriting process. A registered representative is an agent/broker who is a representative of a broker-dealer authorized to sell Contracts. When using the worksheet process, a registered representative typically collects enough information to start the underwriting process. The remaining information is obtained directly from the proposed insured.
Regardless of the underwriting process followed, once we receive the necessary information, which may include physicians' statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.
Some requests for coverage that registered representatives submit through the worksheet process may qualify for accelerated underwriting. We will use information you provide on your application, information from third party information providers and other information to determine if we will accept the risk without a medical exam, which would otherwise be required. Depending on your circumstances, accelerated underwriting could affect our willingness to accept the risk. Also, this may result in lower or higher Contract costs since the information we collect may be different than what we collect for applications that do not use accelerated underwriting.
Contract Date
There is no insurance under this Contract until the minimum initial premium is paid. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed. Under certain circumstances, we may allow the Contract to be backdated up to six months prior to the application date for the purpose of lowering the insured's issue age. This may be advantageous for some Contract Owners as a lower issue age may result in lower current charges.

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PREMIUMS
The Contract offers flexibility in paying premiums. We reserve the right to refuse to accept any payment that would require us to increase the Death Benefit (under Section 7702 of the Internal Revenue Code) by more than the payment increases the Contract Fund. If you make a payment that is too large that would cause the Contract to be characterized as a Modified Endowment Contract, you must remove the excess premium and any accrued interest within the timeframe prescribed by tax law. If you do not timely remove the excess premium and accrued interest, your Contract will become permanently characterized as a Modified Endowment Contract. Upon your authorization, we will take action necessary to prevent the Contract from becoming a Modified Endowment Contract. We will not accept a premium payment that exceeds the Guideline Premium Limit if your Contract uses the Guideline Premium definition of life insurance. See Tax Treatment Of Contract Benefits.
Minimum Initial Premium
The minimum initial premium is due on or before the Contract Date. It is the premium needed to start the Contract. For Contracts with a Death Benefit Type A or Type B, the minimum initial premium is equal to 9% of the Limited No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits. For Contract with a Type C Death Benefit, the minimum initial premium is equal to 9% of the Short Term No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits. We may require an additional premium if deductions from the premium payments and any Contract Fund charges due on or before the payment date exceed the minimum initial premium. There is no insurance under the Contract unless at least the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts.
Generally, the net amount of the minimum initial premium will be placed in the Contract Fund as of the Contract Date. If we do not receive your initial premium on or before the Contract Date, we apply the initial premium to your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. See Premium Allocation And Limitations. In no case will the premium be applied with an effective date that precedes the date of this offering.
Available Types Of Premium
After the minimum initial premium is paid, no other specific premiums are required and you have a certain amount of flexibility with respect to the amount and timing for future premium payments. Two possible patterns of premiums are described below. Contracts with no riders or extra risk charges will have level premiums for the premium types described below. Understanding them may help you understand how the Contract works.
•Short Term No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in force during the Short Term No-Lapse Guarantee period regardless of investment performance and assuming no loans, withdrawals, or Contract changes. All Contracts offer a Short Term No-Lapse Guarantee period. If you choose to continue a No-Lapse Guarantee beyond this period, you will have to begin paying premiums higher than the Short Term No-Lapse Guarantee Premium. Contracts issued with a Type C Death
Benefit do not offer a guarantee beyond the Short Term No-Lapse Guarantee period.
•    Limited No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in force during the Limited No-Lapse Guarantee period regardless of investment performance and assuming no loans, withdrawals, or Contract changes. Contracts issued with a Type C Death Benefit do not offer the No-Lapse Guarantee for this period.
The No-Lapse Guarantee periods are described under No-Lapse Guarantee. When you purchase a Contract, your Pruco Life of New Jersey representative can tell you the Short Term No-Lapse Guarantee and Limited No-Lapse Guarantee Premium amounts.
For Contracts with the Guideline Premium Test as the definition of life insurance test, if a premium payment would cause the definition of life insurance to be violated, we will return the portion of the premium in excess of the allowable amount. This will not occur if you choose the Cash Value Accumulation Test as the definition of life insurance test. If the Contract subsequently enters default, we will tell you the amount you need to pay to keep the Contract in force, and when you will need to pay that amount. It’s important to know that these additional payment amounts could be substantial. See Tax Treatment Of Contract Benefits.
We can bill you for the amount you select annually, semi-annually, or quarterly. Because the Contract is a flexible premium Contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount, however, paying premiums in a different manner than described in a Contract illustration may shorten the duration of your lapse protection provided by the No-Lapse Guarantees, or even cause your Contract to lapse. See LAPSE AND REINSTATEMENT. When you do make a premium payment, the minimum amount that we will accept is $25.
You may also pay premiums automatically through pre-authorized monthly electronic fund transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the premium amount. We will then draft the same amount from your account on the same date each month. When you apply for the Contract, you and your Pruco Life of New Jersey representative should discuss how frequently you would like to be billed (if at all) and for what amount.
Premium Allocation And Limitations
Before a Contract can be issued you are required to provide us with premium allocation instructions. On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the sales charge and the premium-based administrative charge from the initial premium. During the 10-day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the designated money market investment option available with your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option. After the 10th day, these funds, adjusted for any investment results, will be transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the 10th day following receipt of the Contract will not

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be counted as one of your 12 free transfers per Contract Year or the 20 transfers per calendar year described under Transfers And Restrictions On Transfers. If the first premium is received before the Contract Date, there will be a period during which the Contract Owner's initial premium will not be invested.
The sales charge and the premium-based administrative charge will also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions. With respect to any initial premium payment received before the Contract Date and any premium payment that is not in Good Order, we may temporarily hold the premium in a suspense account and we may earn interest on such amount. You will not be credited interest on those amounts during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must allocate all payments to the Fixed Rate Option. See BenefitAccess Rider. When you exercise the Overloan Protection Rider, you must allocate all payments to the Fixed Rate Option. See Overloan Protection Rider.
Provided the Contract is neither in default nor in force under the provisions of the Overloan Protection Rider or the terms of the BenefitAccess Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office. Allocation changes may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax, or website. See Assignment. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33⅓% cannot. The total allocation to all selected investment options must equal 100%.
Processing And Valuing Transactions
Pruco Life of New Jersey is generally open to process financial transactions on those days that the New York Stock Exchange ("NYSE") is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.
We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed. Pruco Life of New Jersey will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
•trading on the NYSE is restricted;
•an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
•the SEC, by order, permits the suspension or postponement for the protection of security holders.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Transfers And Restrictions On Transfers
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Currently, we will allow you to make additional transfers. For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office. Transfers may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax, or website. See Assignment.
After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they are sent to us by U.S. regular mail, bear an original signature in ink, and are received in Good Order at a Service Office. After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.
Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.
There is no transaction charge for the first 12 transfers per Contract Year among investment options. We may charge a transaction fee of up to $25 for each transfer made in excess of 12 in any Contract Year. Currently, we do not charge a fee for transfers.
Currently, certain transfers effected systematically under a dollar cost averaging or an automatic rebalancing program do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. In the future, we may count such transfers towards the limit.
Transfers out of the money market investment option will not be made until 10 days after you receive the Contract. Such transfers and any transfers due to any fund closures or mergers will not be considered towards the 12 transfers per Contract Year or the 20 transfers per calendar year.
You may also transfer amounts from the Variable Investment Option to the Fixed Rate Option at any time within 18 months from the Contract Date, and within the later of 60 days from the effective date of a material change in the investment policy of a Variable Investment Option and 60 days from the notice of that change, with no restriction. Such transfers do not count toward the twelve transfers allowed in each Contract Year.
Transfers among Variable Investment Options will take effect as of the end of the Valuation Period in which a transfer request is received in Good Order at a Service Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one Variable Investment Option to another, or may be in terms of a percentage reallocation among Variable Investment Options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. Transfers conducted via the website must be in percentage terms.
We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by

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telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.
Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract you may transfer out of the Fixed Rate Option and into the Variable Investment Options each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable).
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge. While your claim is reviewed and while you are receiving Benefit Payments, Contract value must remain in the Fixed Rate Option. Transfers will not be allowed. See BenefitAccess Rider.
If you exercise the Overloan Protection Rider, we will then transfer any amounts you have in the Variable Investment Options to the Fixed Rate Option. The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge. Transfers out of the Fixed Rate Option and into the Variable Investment Options will not be permitted while your Contract is kept in force under the Overloan Protection Rider.
The Contract was not designed for professional market timing organizations, or other organizations or individuals, using programmed, large, or frequent transfers. Large or frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for Fund advisers/sub-advisers to manage the Fund. Large or frequent transfers may cause the Fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance to the disadvantage of other Contract Owners. If we (in our own discretion) believe that a pattern of transfers or a specific transfer request, or group of transfer requests, may have a detrimental effect on the performance of the Funds, or we are informed by a Fund (e.g., by the Fund’s adviser/sub-advisers) that the purchase or redemption of shares in the Fund must be restricted because the Fund believes the transfer activity to which such purchase or redemption relates would have a detrimental effect on the performance of the affected Fund, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner. We will immediately notify you at the time of a transfer request if we exercise this right.
Any restrictions on transfers will be applied in a uniform manner to all persons who own Contracts like this one, and will not be waived. However, due to the discretion involved in any decision to exercise our right to restrict transfers, it is possible that some Contract Owners may be able to effect transactions that could affect Fund performance to the disadvantage of other Contract Owners.
In addition, owners of variable life insurance or variable annuity contracts that do not impose the transfer restrictions described above, might make more numerous and frequent transfers than Contract Owners who are subject to such limitations. Contract owners who are not subject to the same transfer restrictions may have the same Funds available to them, and unfavorable consequences associated with such frequent trading within the Funds (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all Contract Owners.
The Funds have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund. In addition, you should be aware that some Funds may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds may assess a short-term trading fee in connection with a transfer out of any available Variable Investment Option if the transfer occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each Fund determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Fund and is not retained by us. The fee will be deducted from your Contract value to the extent allowed by law. At present, no Fund has adopted a short-term trading fee.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
Dollar Cost Averaging
As an administrative practice, we are currently offering a feature called dollar cost averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA money market investment option into other Variable Investment Options available under the Contract (excluding the Fixed Rate Option). If DCA allocates money to a Variable Investment Option at a time when the Fund no longer accepts additional investments, automatic transfers to that Variable Investment Option will be directed to the PSF PGIM Government Money Market Portfolio. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the Monthly Date after 10 days following your receipt of the Contract.
Each automatic transfer will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate provided the NYSE is open on that date. If the NYSE is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end

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of the Valuation Period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for DCA, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
DCA is not available to Contracts that have submitted a claim under the Chronic Illness Option of the BenefitAccess Rider or exercised the Overloan Protection Rider. See BenefitAccess Rider and Overloan Protection Rider.
Auto-Rebalancing
As an administrative practice, we are currently offering a feature called auto‑rebalancing. This feature allows you to automatically rebalance Variable Investment Option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of Variable Investment Options X and Y is split 40% and 60%, respectively, and investment results cause that split to change. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-rebalancing is not available until the Monthly Date after 10 days following your receipt of the Contract.
Auto-rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate, provided the NYSE is open on that date. If the NYSE is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period immediately following that date. The Fixed Rate Option cannot participate in this administrative procedure. If auto-rebalancing involves allocating to a Fund that became closed to additional investments, the auto-rebalancing feature will be turned off. Currently, a transfer that occurs under the auto-rebalancing feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
Auto-rebalancing is not available to Contracts that have submitted a claim under the Chronic Illness Option of the BenefitAccess Rider or exercised the Overloan Protection Rider. See BenefitAccess Rider and Overloan Protection Rider.
CONTRACT VALUES
The total amount invested in the Contract Fund at any time consists of:
(a)the Variable Investment Options,
(b)the Fixed Rate Option, and
(c)any Contract loan.
How a Contract's Cash Surrender Value Will Vary
The Contract's Cash Surrender Value on any date will be the Contract Fund less any applicable surrender charge and less any Contract Debt. The Contract Fund value changes daily, reflecting:
(1) increases or decreases in the value of the Fund(s);
(2) interest credited on any amounts allocated to the Fixed Rate Option;
(3) interest credited on any loan; and
(4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.
The Contract Fund value also changes to reflect the receipt of net premium payments and the deduction of other charges described under CHARGES AND EXPENSES, any withdrawals or accelerated benefits, and any added persistency credit. See Withdrawals, OTHER BENEFITS AVAILABLE UNDER THE CONTRACT, and Persistency Credit.
Upon request, we will tell you the Cash Surrender Value of your Contract. It is possible for the Cash Surrender Value of a Contract to decline to zero because of unfavorable investment performance in the Contract Fund, outstanding Contract Debt, and/or any applicable surrender charge.
Persistency Credit
On each Monthly Date, if your Contract has been in force at least 6 years and is not in default, we will credit your Contract Fund with an additional amount, called a persistency credit, for keeping your Contract in force. The persistency credit is based on reduced costs in later Contract Years and applies to Contracts that remain in force.
The following chart illustrates an example of a Contract with $100,000 of Contract Fund, net of outstanding loans. The persistency credit starts on the 6th Contract Anniversary and is calculated using an annual rate equal to 0.25% of the Contract Fund, net of outstanding loans, but is expressed as a monthly rate to reflect that the amount is credited monthly. The credited amount will be allocated to the investment options according to your current premium allocation.

Determination of Sample Persistency Credit
Contract Fund (net of outstanding loans)	$100,000.00
Monthly Credit Rate	0.020809%
Persistency Credit Amount	$20.81
New Contract Fund (net of outstanding loans)	$100,020.81
On and following the 6th Contract Anniversary, if your Contract is in force, we will credit your Contract Fund with the calculated amount for that Monthly Date. If your Contract is in default or has lapsed, we will not credit your Contract with the persistency credit. The calculated amount that would have been credited during the time your Contract was in default or lapsed will not be made up if your Contract is reinstated. However, if your Contract is reinstated, we will begin calculating a persistency credit on the Monthly Date following the reinstatement date. The persistency credit will not change the status of your Contract if your cash value is zero or less. No persistency credit will be calculated on the amount of any Contract loan.
Loans
You may borrow an amount up to the current loan value of your Contract less any existing Contract Debt using the Contract as the only security for the loan. The loan value at any time is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default. The cash value is equal to the Contract Fund less any

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surrender charge. A Contract in default has no loan value. There is no minimum loan amount.
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on each Contract Anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, we will increase the loan amount by any unpaid interest. We charge interest at an effective annual rate of 2% for standard loans.
On and after the 10th Contract Anniversary, all new and existing loans will be considered preferred loans. Preferred loans are charged interest at an effective annual rate of 1.05%.
When a loan is made, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you ask us to take the loan amount from specific investment options, and we agree, the reduction will be made proportionally based on the loanable value in each investment option. While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund. It will be credited with interest at an effective annual rate of 1%. Generally, on each Monthly Date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly Date.
The Contract Debt is the amount of all outstanding loans plus any interest accrued, but not yet due. If, on any Monthly Date, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, the Contract will go into default. If the Contract goes into default due to excess Contract Debt, we will mail you a notice stating the amount needed to keep the Contract in force. That amount will equal a premium which we estimate will keep the Contract in force for three months from the date of default. We grant a 61-day grace period from the date we mail the notice to pay the amount. If you send us a payment during the grace period and we receive it after a Monthly Date has occurred, we will credit interest to the Contract Fund from the date your Contract went into default to the date we received your payment, and then return to crediting interest on subsequent Monthly Dates. If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the IRS. See LAPSE AND REINSTATEMENT and Tax Treatment Of Contract Benefits.
If your Contract includes the Overloan Protection Rider and you meet the requirements to exercise the rider, you may have protection against lapse due to excess Contract Debt. See Overloan Protection Rider. Having Contract Debt will prevent any no-lapse guarantee from protecting the Contract from lapse. See No-Lapse Guarantee. No persistency credit will be calculated on the amount of any Contract loans. See Persistency Credit.
Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment Of Contract Benefits.
Any Contract Debt will directly reduce a Contract's Cash Surrender Value and will be subtracted from the Death Benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future Death Benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.
Loan repayments are applied to reduce the total outstanding Contract Debt, which is equal to the principal plus accrued interest. Interest accrues daily on the total outstanding Contract Debt, and making a loan repayment will reduce the amount of interest accruing.
Loan repayments will be applied towards the loan according to when they are received. Loan interest is due on your Contract Anniversary. If we receive your loan repayment within 21 days prior to your Contract Anniversary, we will apply the repayment towards interest due. Any loan repayment amount exceeding the interest due is applied towards the existing principal amount.
If we receive your loan repayment at any time outside of 21 days prior to your Contract Anniversary, we will apply the repayment towards the principal amount. For any repayment exceeding the principal amount, we will apply the remainder of the loan repayment towards the interest due.
When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay. Interest credits accrued on the repaid portion of the loan since the last transaction date will be applied to the Contract Fund on the next Monthly Date. We will apply the loan repayment to the investment allocation used for future premium payments as of the loan repayment date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.
Loan repayments are required when exercising the Living Needs Benefit(SM) Rider and either option of the BenefitAccess Rider. See BenefitAccess Rider.
Withdrawals
You may withdraw a portion of the Contract's Cash Surrender Value without surrendering the Contract, subject to the following restrictions.
(1)We must receive a request for the withdrawal in Good Order at our Service Office.
(2)Your Contract’s Cash Surrender Value after the withdrawal may not be less than or equal to zero after deducting (a) any charges associated with the withdrawal and (b) an amount that we estimate will be sufficient to cover two months of Contract Fund deductions.
(3)The withdrawal amount must be at least $500.
(4)The Basic Insurance Amount after withdrawals must be at least equal to the minimum Basic Insurance Amount shown in the Contract.
(5)Your Contract must not be in force under the provisions of the Overloan Protection Rider.
(6)You must not be receiving Benefit Payments under the BenefitAccess Rider.
We may charge a transaction fee of up to $25 for each withdrawal.  Currently, we do not charge a fee for a withdrawal. A withdrawal may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the Cash Surrender

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Value may have tax consequences. See Tax Treatment Of Contract Benefits.
Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. The withdrawal may also decrease the Basic Insurance Amount, which may result in the deduction of a surrender charge. See Surrender Charge. Withdrawals from a Contract with a Type B (variable) or Type C (return of premium) Death Benefit will not change the Basic Insurance Amount. However, under most circumstances, withdrawals from a Contract with a Type A (fixed) Death Benefit require a reduction in the Basic Insurance Amount. It is possible a withdrawal from a Contract with a Type A Death Benefit will not decrease the Basic Insurance Amount if the Contract Fund has grown to the point where the base Contract’s Death Benefit has been increased as required by the Internal Revenue Code's definition of life insurance test. See Tax Treatment Of Contract Benefits.
The following table provides a hypothetical example of a withdrawal from a Contract with a Type A Death Benefit. The example assumes the withdrawal occurred in the 5th Contract Year, no Contract Debt, the Death Benefit was not increased to satisfy the definition of life insurance test, and no change to the Basic Insurance Amount has previously occurred.

Example of a Type A Death Benefit Withdrawal
Net amount of withdrawal:		$10,000
Withdrawal surrender charge (2% reduction):		$60
Gross amount of withdrawal:		$10,060
Contract values (current)	Before	After
Basic Insurance Amount:	$500,000	$490,000
Death Benefit amount:	$500,000	$490,000
Contract Fund value:	$100,000	$89,940
Contract surrender charge	$3,000	$2,940
No withdrawal will be permitted from a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages. It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your financial professional. See Tax Treatment Of Contract Benefits.
Currently, we will provide an authorization form if your withdrawal request causes a decrease in Basic Insurance Amount that results in your Contract being classified as a Modified Endowment Contract. The authorization form will confirm that you are aware of your Contract becoming a Modified Endowment Contract if the transaction is completed. We will complete the transaction and send a confirmation notice after we receive the completed authorization form in Good Order at a Service Office.
When a withdrawal is made, the Contract Fund is reduced by the withdrawal amount and any charges associated with the withdrawal. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise. Withdrawal of any portion of the Cash Surrender Value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in force under the No-Lapse Guarantee. See No-Lapse Guarantee.
Surrender Of a Contract
You may surrender your Contract at any time for its Cash Surrender Value while the insured is living. To surrender your Contract, we may require you to deliver or mail the following items in Good Order to a Service Office: (a) the Contract, (b) a signed request for surrender, (c) any tax withholding information required under federal or state law, and (d) the authorization of any assignee or irrevocable beneficiary. The Cash Surrender Value will be determined as of the end of the Valuation Period in which a surrender request is received in Good Order at a Service Office. Surrender of a Contract may have tax consequences and a surrender charge may apply. See Tax Treatment Of Contract Benefits and Surrender Charge.
Fixed reduced paid-up insurance is an alternative to surrendering your Contract. Fixed reduced paid-up insurance provides paid-up insurance, the amount of which will be paid when the insured dies. There will be cash values and loan values. The loan interest rate for fixed reduced paid-up insurance is 5.5%. Upon surrender of the Contract, the amount of fixed reduced paid-up insurance depends upon the Cash Surrender Value and the insured’s issue age, sex, smoker/nonsmoker status, and the length of time since the Contract Date.
Additional requirements exist if you are exchanging your Contract for a new one at another insurance company. Specifically, we require a properly signed assignment to change ownership of your Contract to the new insurer and a request for surrender, signed by an authorized officer of the new insurer. The new insurer should submit these documents directly to us by sending them in Good Order to our Service Office. Generally, we will pay your Contract’s Cash Surrender Value to the new insurer within seven days after all the documents required for such a payment are received in Good Order at our Service Office.
When Proceeds Are Paid
Generally, we will pay any Cash Surrender Value, loan proceeds, or withdrawal within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The amount will be determined as of the end of the Valuation Period in which the necessary documents are received in Good Order at the office designated to receive that request.
We may delay payment of proceeds from the Variable Investment Option(s) if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of loans, withdrawals, and the Cash Surrender Value (including surrenders of fixed reduced paid-up contracts) attributable to the Fixed Rate Option for up to six months. We will pay interest of at least 0.5% per year if such a payment is delayed for more than 10 days.

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LAPSE AND REINSTATEMENT
We will determine the value of the Contract Fund on each Monthly Date. If the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, the Contract is in default, unless it remains in force under a No-Lapse Guarantee. See No-Lapse Guarantee. Separately, if the Contract Debt ever grows to be equal to or more than the Contract Fund less any applicable surrender charge, the Contract will be in default, unless it remains in force under the Overloan Protection Rider. See Overloan Protection Rider. Should this happen, we will send you a notice of default setting forth the payment which we estimate will keep the Contract in force for three months from the date of default. A 61-day grace period will begin from the date the notice of default is mailed. Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value. To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment Of Contract Benefits.
A Contract that lapses may be reinstated within five years from the date of default, if the following conditions are met:
(a)We receive a written request for reinstatement in Good Order at our Service Office;
(b)Renewed evidence of insurability is provided on the insured, proving the insured remains at the same underwriting classification that applied at the expiration of the grace period;
(c)The insured is living on the date the Contract is reinstated; and
(d)Submission of certain payments sufficient to bring the Contract's Cash Surrender Value to zero on the date of lapse plus a premium that we estimate will cover all charges and deductions for three months from the date of reinstatement. Required payment amounts will reflect any charges due and unpaid from the period during which the Contract was supported by the No-Lapse Guarantee in addition to charges due and unpaid during the grace period.
If the Contract lapsed with outstanding Contract Debt, accrued loan interest due when the grace period expired must be paid. Any remaining Contract Debt will be canceled and will not be reinstated.
The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. We will also credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement. Following reinstatement, all Contract charges will resume based upon the current Contract Year and Attained Age of the insured. We reserve the right to change the requirements to reinstate a lapsed Contract.
TAXES
Tax Treatment Of Contract Benefits
This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income tax impact will be in all circumstances. It is based on current tax law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax adviser for complete information and advice.
Treatment As Life Insurance
The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract’s investments. For further information on the diversification requirements, see the Taxation section in the statements of additional information for the Funds.
In order to meet the definition of life insurance rules for income tax purposes, the Contract must satisfy one of the two following tests: (1) the Cash Value Accumulation Test or (2) the Guideline Premium Test. At issue, the Contract Owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.
Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of Death Benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's Death Benefit may increase as the Contract Fund value increases. The Death Benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable Attained Age factor. Attained Age factors vary based on the Attained Age, sex, and smoker classification of the insured. For example, the Attained Age factors for male, age 35, with a nonsmoker underwriting classification range from 2.48 in the first year to 1.00 at age 121 and older.
Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test. This ratio, however, is less than the required ratio under the Cash Value Accumulation Test. Therefore, the Death Benefit required under this test is generally lower than that of the Cash Value Accumulation Test. The Attained Age factors are based on the Attained Age of the insured. For example, the Attained Age factors for an insured age 35 range from 2.50 in the first year to 1.00 at age 95 and older.
A listing of Attained Age factors for the insured can be found on your Contract’s data pages.
The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the insured’s age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract.
Changes in your Contract may result in your Contract being considered newly issued and require “re-testing” of a Contract under either the Cash Value Accumulation Test or Guideline Premium Test using the mandatory Commissioners Standard Ordinary Mortality Table and prescribed interest rates as of that date.
You should consult your own tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.
We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

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•you will not be taxed on the growth of the Contract Fund unless you receive a distribution from the Contract or if the Contract lapses or is surrendered, and
•the Contract's Death Benefit will generally be income tax free to your beneficiary. However, your Death Benefit may be subject to estate taxes.
Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes — which will be applied uniformly to all Contract Owners after advance written notice — that we deem necessary to ensure that the Contract will qualify as life insurance or to comply with applicable federal tax law.
The Contract may not qualify as life insurance under federal tax law after the Insured has attained age 100 and may be subject to adverse tax consequences. A tax advisor should be consulted before you choose to continue the Contract after the insured reaches age 100.
Pre-Death Distributions
The tax treatment of any distribution you receive before the insured’s death depends on whether or not the Contract is classified as a Modified Endowment Contract.
Contracts Not Classified As Modified Endowment Contracts
•If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Contract Debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income which we are required to report to the IRS. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.
•Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract Years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.
•Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.
•Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax unless the Contract is surrendered or lapsed.
Modified Endowment Contracts
•The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums substantially in excess of Scheduled Premiums are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). The addition of a rider or an increase in the Basic Insurance Amount may also cause the Contract to be classified as a
Modified Endowment Contract if a significant premium is paid in conjunction with an increase or the addition of a rider. We will notify you if a premium or a change in the Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract and advise you of your options. You should first consult a tax adviser and your Pruco Life of New Jersey representative if you are contemplating any of these steps.
•If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured’s death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excluded from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.
•Any taxable income on pre-death distributions (including full surrenders) is subject to a 10% additional tax unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity. It is presently unclear how the 10% additional tax provision applies to Contracts owned by businesses.
•All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.
•Changes in the Contract, including changes in death benefits, may require additional testing to determine whether the Contract should be classified as a Modified Endowment Contract.
Investor Control
The tax law limits the amount of control you may have over choosing investments for the Contract. If this “investor control” rule is violated the Contract assets will be considered owned directly by you and lose the favorable tax treatment generally afforded life insurance. Treasury Department regulations do not provide specific guidance concerning the extent to which you may direct your investment in the particular Variable Investment Options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.
Income Tax Withholding
You must affirmatively elect that no income taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to income tax withholding. You are not permitted to elect out of income tax withholding if you do not provide a social security number or other taxpayer identification number, or payment is made outside the United States. You may be subject to penalties under the estimated tax payment rules if your income tax withholding and estimated tax payments are insufficient to cover the income tax due.

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Other Tax Considerations
If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. In addition, if you transfer your Contract to a foreign person, we are required to provide an information return regarding the transfer to you and the IRS.
Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.
Deductions for interest paid or accrued on Contract Debt or on other loans that are incurred or continued to purchase or carry the Contract may not be permitted under the tax law.
BenefitAccess Rider
The benefits paid under the rider are intended to be treated as accelerated Death Benefits under the Internal Revenue Code Section 101(g)(1). Accelerated Benefit Payments due to Chronic Illness are subject to per diem limits imposed by the federal government and any amounts received in excess of these limits are includible in gross income. Federal tax law requires that you receive a Recertification of Chronic Illness every 12 months to retain eligibility for income tax free treatment of benefits. The rider is not intended to be a qualified long-term care insurance contract under Internal Revenue Code Section 7702B nor is it intended to eliminate the need for insurance of these types. Any benefit received under the rider may impact the recipient’s eligibility for Medicaid or other government benefits. In some circumstances, accelerated benefits paid under the rider may be taxable as income. The exclusion from income tax for accelerated Death Benefits does not apply to any amounts paid to a Contract Owner other than the insured if the Contract Owner has an insurable interest with respect to the life of the insured by reason of the insured being an officer, employee or director of the Contract Owner or by reason of the insured being financially interested in any trade or business carried on by the Contract Owner. In addition, special rules apply to determine the taxability of benefits when there is more than one Contract providing accelerated benefits on account of Chronic Illness and/or other insurance contracts on the insured that will pay similar benefits, and more than one Contract Owner.
The per diem limit is determined by the federal government on an annual basis and can either increase or decrease year to year. Your benefits will be calculated using the per diem limit that is currently in effect, and that limit will apply to all payments throughout the Benefit Year. The Benefit Year is a period of twelve months that generally begins on the Monthly Date on or following the date all conditions for eligibility have been satisfied; therefore, if your payments begin in one calendar year and end in the next calendar year, it is possible that the payments made in the second calendar year could exceed the limit if that year’s per diem limit is lower than the previous year’s. Any excess payments above the annual limit may be taxable as income.
We do not provide tax advice. We advise you to seek the help of a professional tax adviser for assistance with any questions you may have.
Business-Owned Life Insurance
If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract
Owners generally cannot deduct premium payments. Business Contract Owners generally cannot take tax deductions for interest on Contract Debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on Contract loans for up to 20 key persons. The interest deduction for Contract Debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person.
For business-owned life insurance coverage issued after August 17, 2006, Death Benefits will generally be taxable as ordinary income to the extent it exceeds cost basis. Life insurance Death Benefits will continue to be generally income tax free if, prior to Contract issuance, the employer provided a prescribed notice to the proposed insured/employee, obtained the employee's consent to the life insurance, and one of the following requirements is met: (a) the insured was an employee at any time during the 12-month period prior to his or her death; (b) the insured was a director or highly compensated employee or individual (as defined in the Internal Revenue Code) at the time the Contract was issued; or (c) the Death Benefits are paid to the insured's heirs or his or her designated beneficiaries (other than the employer), either directly as a Death Benefit or received from the purchase of an equity (or capital or profits) interest in the applicable Contract Owner. Annual reporting and record keeping requirements will apply to employers maintaining such business-owned life insurance.
Sales Of Issued Life Insurance Contracts To Third Parties
If you sell your Contract to a third party who the insured does not have a substantial family, financial or business relationship with (as defined in the Internal Revenue Code and accompanying Treasury Regulations), then the sale may be considered to be a reportable policy sale.
The purchaser of your Contract in a reportable policy sale is required to submit a Form 1099-LS to us, the IRS and the seller. Once received, we are required to report your Cash Surrender Value and cost basis information with respect to the Contract as of the date of the sale to the IRS and the seller. In addition, if a sale is a reportable policy sale, then all or part of the Death Benefit will be subject to income tax and tax reported by us when paid to the beneficiary.
Tax‑Qualified Pension Plans
You may have acquired the Contract to fund a pension plan that qualifies for tax favored treatment under the Internal Revenue Code. Such Contracts must satisfy the minimum Basic Insurance Amount requirements outlined in the Contract and can never be less than $10,000. Increases and decreases of the Basic Insurance Amount may be allowed under the terms of the Contract and are subject to certain conditions. The monthly charge for anticipated mortality costs and illustrated premium is the same for male and female insureds of a particular age and underwriting classification, as required for insurance and annuity Contracts sold to tax-qualified pension plans. We provided you with illustrations showing premiums and charges if you wished to fund a tax-qualified pension plan. We reserve the right to restrict the availability of certain riders for Contracts issued in connection with a tax-qualified pension plan. You should consult a qualified tax advisor before purchasing a Contract in connection with a tax-qualified pension plan to confirm, among other things, the suitability of the Contract for your particular plan.

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Company Taxes
Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, we may impose a corresponding charge against the Account.
We will pay company income taxes on the taxable corporate earnings created by this Contract from investments in the Separate Account assets. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or general account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to Contract Owners with investments in Separate Account assets because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Contract.
DISTRIBUTION AND COMPENSATION
Pruco Securities, an indirect wholly owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract. Pruco Securities, organized as an LLC on September 22, 2003, under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities’ principal business address is 751 Broad Street, Newark, New Jersey 07102. Pruco Securities serves as principal underwriter of the individual variable insurance Contracts issued by us. The Contracts are sold by registered representatives who are also our appointed insurance agents under state insurance law. The Contracts are sold through other broker-dealers authorized by Pruco Securities and applicable law to do so. Registered representatives of different broker‑dealers may be paid on a different basis. Pruco Securities received gross distribution revenue for its variable life insurance products of $575,994,944 in 2024, $480,489,201 in 2023, and $434,967,961 in 2022. Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under a strategic relationship with an unaffiliated broker-dealer, Pruco Securities receives a portion of compensation with respect to sales of its variable life insurance products. Pruco Securities retained compensation of $4,278,834 in 2024, $4,084,003 in 2023, and $3,890,506 in 2022. Pruco Securities offers the Contract on a continuous basis.
Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration ("firms") according to one or more schedules. The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. Compensation is based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium will vary based on the issue age, sex, and underwriting classification of the insured as well as the Basic Insurance Amount and certain riders selected by the Contract Owner. For Type B Death Benefit Contracts, the Commissionable Target Premium, Sales Load Target Premium, and Surrender Charge will vary from Contracts with Type A or Type C Death Benefits.
Broker-dealers will receive compensation of up to 99% of premiums received in the first 12 months following the Contract
Date on total premiums received since issue up to the Commissionable Target Premium, up to 22% of Commissionable Target Premium received in year two, up to 10% of the Commissionable Target Premium in years three and four, and up to 8.5% of the Commissionable Target Premium received in years five through 10. Moreover, broker-dealers will receive compensation of up to 5% on premiums received in year one, and up to 3.75% on premiums received in years two through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
Registered Representatives who sell the Contract are also appointed by and contracted with Prudential as insurance agents for the sale of the Contract, and are eligible to engage in sales of other variable and non-variable Prudential life insurance and annuity products for which they may also be eligible for compensation, subject to applicable regulatory requirements.
In addition, in an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing, and administrative and/or other services they provide to us or our affiliates. Also, in lieu of premium-based commission, comparable amounts may be paid over time based on accumulated Contract Fund value. To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different contract that is not eligible for these compensation arrangements.
A list of the names of the firms (or their affiliated broker-dealers) that we are aware of (as of December 31, 2024) that received payment or accrued a payment amount with respect to variable product business during 2024 may be found in the

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statement of additional information. The least amount of cash compensation paid or accrued and the greatest amount paid or accrued during 2024 were $0.01 and $46,285,549.55, respectively.
While compensation is generally taken into account as an expense in considering the charges applicable to a variable life insurance product, any such compensation will be paid by us, and will not result in any additional charge to you or to the
Account. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may provide compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
LEGAL PROCEEDINGS
Pruco Life of New Jersey and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be material with respect to the Contract Owner’s interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect on the Separate Account, Pruco Life of New Jersey’s ability to meet our obligations under the Contracts or Pruco Securities’ ability to perform its obligations with respect to the distribution of the Contracts. For more information, see the financial statements of Pruco Life of New Jersey in the statement of additional information.
FINANCIAL STATEMENTS
Our audited financial statements are hereby incorporated by reference into the statement of additional information and should be considered only as bearing upon our ability to meet our obligations under the Contract. The Account’s audited financial statements are hereby incorporated by reference into the statement of additional information to this prospectus.
ADDITIONAL INFORMATION
We have filed a registration statement with the SEC under the Securities Act of 1933 relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549, by telephoning 202-551-8090, or by emailing PublicInfo@SEC.gov, upon payment of a prescribed fee.
To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each Contract Owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 800-778-2255.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life of New Jersey delivers this prospectus to Contract Owners that reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
You may contact us for further information at the address and telephone number inside the front cover of this prospectus. For service or questions about your Contract, please contact our Service Office at the phone number on the back cover or at P.O. Box 7390, Philadelphia, Pennsylvania 19176.

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APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%
Large-Cap Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) - Capital Research and Management CompanySM	0.50%^	19.14%	12.18%	10.26%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.85%^	11.90%	6.47%	6.66%
Fixed Income	AST Core Fixed Income Portfolio (includes all assets from AST Global Bond Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.68%	1.44%	(0.93)%	1.72%
Global/International	AST International Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	1.00%^	5.46%	5.52%	7.25%
Balanced	AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly AST J.P. Morgan Tactical Preservation Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.	0.92%^	6.20%	3.49%	4.14%
Large-Cap Blend	AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio and AST MFS Global Equity Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Large-Cap Growth	AST Large-Cap Growth Portfolio (includes all assets from AST Mid-Cap Growth Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.	0.86%	30.16%	15.38%	15.50%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC	0.79%^	9.93%	9.72%	8.82%
Balanced	AST PGIM Aggressive Multi-Asset Portfolio (formerly AST Prudential Growth Allocation Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.90%	13.69%	6.26%	6.60%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.88%^	7.80%	3.34%	4.34%
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Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Small-Cap Growth	AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth, includes all assets from AST Small-Cap Value Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC	0.97%^	14.86%	8.61%	9.69%
Mid-Cap Blend	ClearBridge Variable Mid Cap Portfolio (Class II) - Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.06%	9.73%	6.35%	7.02%
Global Real Estate	Franklin Global Real Estate VIP Fund (Class 2) - Franklin Advisers, Inc.	1.25%^	(0.32)%	(0.30)%	2.30%
Large-Cap Value	Franklin Income VIP Fund (Class 2) - Franklin Advisers, Inc.	0.72%^	7.20%	5.29%	5.27%
Large-Cap Blend	Franklin Rising Dividends VIP Fund (Class 2) - Franklin Advisers, Inc.	0.88%^	10.79%	10.30%	10.44%
Small-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.90%^	11.71%	8.36%	8.17%
Large-Cap Blend	MFS® Investors Trust Series (Service Class) - Massachusetts Financial Services Company	0.99%^	19.22%	11.12%	10.81%
Small-Cap Growth	MFS® New Discovery Series (Service Class) - Massachusetts Financial Services Company	1.12%^	6.44%	4.71%	8.92%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Service Class) - Massachusetts Financial Services Company	0.78%^	2.33%	0.14%	1.64%
Intermediate Core-Plus Bond	MFS® Total Return Series (Service Class) - Massachusetts Financial Services Company	0.86%^	7.46%	5.89%	6.20%
Specialty	MFS® Utilities Series (Service Class) - Massachusetts Financial Services Company	1.04%^	11.34%	5.61%	6.02%
Large-Cap Value	MFS® Value Series (Service Class) - Massachusetts Financial Services Company	0.94%^	11.35%	7.76%	8.36%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) (includes all assets from PSF Mid-Cap Growth Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
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Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Growth	T. Rowe Price Blue Chip Growth Portfolio (Class II) - T. Rowe Price Associates, Inc.	0.99%	35.17%	14.18%	14.48%
Large-Cap Value	T. Rowe Price Equity Income Portfolio (Class II) - T. Rowe Price Associates, Inc.	0.98%	11.38%	8.21%	8.00%
Specialty	T. Rowe Price Health Sciences Portfolio (Class II) - T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Corporate Bond	T. Rowe Price Limited-Term Bond Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited	0.75%^	4.70%	1.72%	1.56%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	1.08%	9.04%	7.35%	9.85%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.75%^	(11.37)%	(4.85)%	(2.03)%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	11.99%	8.25%	8.14%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	6.86%	4.68%	4.84%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	6.00%	3.75%	3.76%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	10.79%	7.38%	7.25%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	8.84%	6.06%	6.11%
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II) - Franklin Templeton Fund Adviser, LLC / Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.78%	(0.86)%	(1.42)%	N.A.
^The Fund’s annual current expense reflects temporary fee reductions.

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GLOSSARY                                                 TABLE OF CONTENTS
GLOSSARY: Definitions Of Special Terms Used In This Prospectus
Activities Of Daily Living (ADLs) – include the following activities:
1.    Bathing - washing oneself by sponge bath or in either a tub or shower, including the task of getting into or out of the tub or shower.
2.    Continence - the ability to maintain control of bowel or bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene, including caring for a catheter or colostomy bag.
3.    Dressing - putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
4.    Eating - feeding oneself by getting food into the body from a receptacle, such as a plate, cup, or table or by feeding tube or intravenously.
5.    Toileting - getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
6.    Transferring - moving into or out of a bed, chair or wheelchair.
Attained Age – The insured's age on the Contract Date plus the number of years since then.
Basic Insurance Amount – The total amount of life insurance as shown in the Contract. Does not include any riders that may be attached to the Contract.
Benefit Payment – The periodic or lump sum payment of the accelerated benefit.
Benefit Period – Under the Chronic Illness Option of the BenefitAccess Rider, a period of time not to exceed twelve consecutive months.
Benefit Year – Under the Chronic Illness Option of the BenefitAccess Rider, a period of twelve months that begins on the Monthly Date on or following the date all conditions for eligibility have been satisfied. Subsequent Benefit Years will begin no earlier than the end of the current Benefit Year.
Cash Surrender Value – The amount payable to the Contract Owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charge. Also referred to in the Contract as “Net Cash Value.”
Chronically Ill – An insured has been certified by a Licensed Health Care Practitioner as:
1.being unable to perform (without Substantial Assistance from another individual) at least two Activities of Daily Living (“ADLs”) for a period of at least 90 days due to a loss of functional capacity;
2.having a level of disability similar to the level of disability described above in 1 (as determined by prescribed regulations); or
3.requiring Substantial Supervision for protection from threats to health and safety due to a Severe Cognitive Impairment.
Contract – The variable universal life insurance Contract described in this prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund – The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract is the insured.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.
Daily Benefit Limit Compound Rate – An interest rate used in conjunction with the Initial Daily Benefit Limit for determining the maximum monthly benefit payable under the Chronic Illness Option of the BenefitAccess Rider.
Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract Debt.
Eligibility Period – A period of 90 consecutive days after which we will make Benefit Payments if all other conditions for eligibility are met and we have approved the claim. The Eligibility Period begins when we receive Written Certification that the insured is Chronically Ill. The Eligibility Period does not apply to Terminal Illness claims.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%.
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
Good Order – An instruction utilizing such forms, signatures, and dating as we require, which is sufficiently clear and complete and for which we do not need to exercise any discretion to follow such instructions.
Initial Daily Benefit Limit – The per diem limit in effect on the Contract Date and used in the calculation of the maximum monthly benefit payable under the Chronic Illness Option of the BenefitAccess Rider.
Internal Revenue Code – The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Licensed Health Care Practitioner – A physician (as defined in section 1861(r)(1) of the Social Security Act), or any registered nurse, licensed social worker, or other individual whom the United States Secretary of the Treasury may prescribe by regulation. The Licensed Health Care Practitioner must be acting within the scope of his/her license when providing a certification that the insured is Chronically Ill. May not be the insured, the Contract Owner, or a close or extended family or step family member of the insured or Contract Owner.
Licensed Physician – A physician (as defined in section 1861(r)(1) of the Social Security Act). The Licensed Physician must be acting within the scope of his/her license when providing a certification that the insured is Terminally Ill. May not be the insured, the Contract Owner, or a close or extended family or step family member of the insured or Contract Owner.
Lifetime Benefit Amount – The maximum amount that can be accelerated during the lifetime of the insured under the Chronic
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GLOSSARY                                                 TABLE OF CONTENTS
Illness Option of the BenefitAccess Rider. It is determined immediately prior to the first Chronic Illness Benefit Payment.
Limited No-Lapse Guarantee Premiums – Premiums that, if paid at the beginning of each Contract Year, will keep a Contract with a Type A or a Type B Death Benefit in force until the insured's Attained Age 75, or if later, during the first 10 Contract Years, regardless of investment performance and assuming no loans or withdrawals.
Maximum Monthly Benefit Payment – The maximum amount that may be paid to you on a monthly basis once a claim has been approved under the Chronic Illness Option of the BenefitAccess Rider. This payment amount will be recalculated at the beginning of every Benefit Year.
Monthly Benefit Percent – A factor used in the calculation of the Maximum Monthly Benefit Payment It is set at the time the Contract is issued and will not change. Depending on the Basic Insurance Amount of your Contract at issue, you may choose 2% or 4%.
Monthly Date – The Contract Date and the same date in each subsequent month.
Net Amount At Risk – An amount equal to the current Death Benefit, reduced by one month of interest at a 1% annual rate, less the Contract Fund. For example, if the Contract's Death Benefit is $500,000 and the Contract Fund is $100,000, the Net Amount At Risk is $395,886.62 (500,000/1.008295-100,000).
No-Lapse Guarantee – Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse for a specified duration and a Death Benefit will be paid upon the death of the insured, regardless of investment experience and assuming no loans or withdrawals.
Payment Office – The office at which we process premium payments, loan payments, and payments to bring your Contract out of default. Your correspondence will be picked up at the address on your bill to which you are directed to send these payments and then delivered to our Payment Office.  For items required to be sent to our Payment Office, your correspondence is not considered received by us until it is received at our Payment Office. Where this Prospectus refers to the day when we receive a premium payment, loan payment or a payment to bring your Contract out of default, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Payment Office. There are two main exceptions: if the item is received at our Payment Office (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Pruco Life Insurance Company of New Jersey – Pruco Life of New Jersey, us, we, our. The company offering the Contract.
Recertification – A signed statement completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured is Chronically Ill. The Written Certification must include due proof of the insured’s Chronic Illness. Recertification must be received each year in order for you to continue receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider beyond a Benefit Year. The Recertification will be effective as of the start of the new Benefit Year.
Sales Load Target Premium – A premium that is used to determine sales load and varies by the insured's issue age, sex, and underwriting classification, as well as any riders and the Death Benefit type selected by the Contract Owner.
Separate Account – Amounts under the Contract that are allocated to the Fund(s) are held by us in a Separate Account called the Pruco Life of New Jersey Variable Appreciable Account (the "Account" or the "Registrant"). The Separate Account is set apart from all of our general assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life of New Jersey conducts.
Service Office – The office at which we process allocation change requests, withdrawal requests, surrender requests, transfer requests, ownership change requests and assignment requests. Correspondence with our Service Office should be sent to P.O. Box 7390, Philadelphia, Pennsylvania 19176. Your correspondence will be picked up at this address and then delivered to our Service Office.  For requests required to be sent to our Service Office, your request is not considered received by us until it is received at our Service Office. Where this Prospectus refers to the day when we receive a request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Service Office or via the appropriate telephone number, fax number, or website if the item is a type we accept by those means. There are two main exceptions: if the request is received (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Severe Cognitive Impairment – A loss or deterioration in intellectual capacity that is (a) comparable to and includes Alzheimer’s disease and similar forms of irreversible dementia, and (b) measured by clinical evidence and standardized tests that reliably measure impairment in the individual’s (i) short-term or long-term memory, (ii) orientation as to people, places, or time, and (iii) deductive or abstract reasoning.
Short Term No-Lapse Guarantee Premiums – Premiums that, if paid at the beginning of each Contract Year, will keep the Contract in force during the first eight Contract Years (six Contract Years for issue ages 60 and above), regardless of investment performance and assuming no loans or withdrawals.
Substantial Assistance – Hands-on assistance and standby assistance.
1.Hands-on assistance is the physical assistance of another person without which the individual would be unable to perform the Activity of Daily Living.
2.Standby assistance is the presence of another person within arm’s reach of the individual that is necessary to prevent, by physical intervention, injury to the individual while performing the Activity of Daily Living.
Substantial Supervision – Requiring continual supervision by another person that is necessary to protect the Severely Cognitively Impaired individual from threats to health or safety.
Terminally Ill – A medical condition that is reasonably expected to result in the insured’s death within six months or less.
Valuation Period – The period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated, which would be as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).
Variable Investment Options – The investment options of the Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.
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GLOSSARY                                                 TABLE OF CONTENTS
Written Certification – For Terminal Illness, a signed statement completed by a Licensed Physician, at your or the insured’s expense, certifying that the insured is Terminally Ill. For Chronic Illness, Written Certification means a signed statement completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured is Chronically Ill. The Written Certification must also include due proof of the insured’s Terminal Illness or Chronic Illness. Certification for each Chronic Illness claim will be effective as of the first day of the Benefit Year.
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To Learn More About PruLife® Custom Premier II
____________________________________________________________________________________________________________

The statement of additional information ("SAI") is legally a part of this prospectus, both of which are filed with the SEC under the Securities Act of 1933, Registration No. 333-229277. The SAI contains additional information about the Pruco Life of New Jersey Variable Appreciable Account. The SEC maintains a website (www.SEC.gov) that contains the PruLife® Custom Premier II SAI, material incorporated by reference, and other information about us. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-778-2255 to ask us questions, request information about the Contract, and obtain copies of the SAI or other documents without charge. You can also view the SAI located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us at:
Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102

EDGAR Class/Contract Identifier: C000244918
Investment Company Act of 1940: Registration No. 811-03974

PROSPECTUS
May 1, 2025

PruLife® Custom Premier II
AN INDIVIDUAL, FLEXIBLE PREMIUM, VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT ISSUED BY:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102
TELEPHONE: 800-778-2255

The PruLife® Custom Premier II Contract (2019) was offered on or after May 1, 2019, through March 3, 2024, under form number VUL-2018. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left-hand corner of the first page of your Contract.

As of March 4, 2024, Pruco Life Insurance Company of New Jersey no longer offered this Contract for sale.
____________________________________________________________________________________________________________
This prospectus describes the PruLife® Custom Premier II Contract (2019) (the “Contract”) offered by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our"), a stock life insurance company. Pruco Life of New Jersey is an indirect, wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential").
Please read this prospectus for your PruLife® Custom Premier II (2019) Contract and keep it for future reference. Capitalized terms used in this prospectus are defined where first used or in the GLOSSARY: Definitions Of Special Terms Used In This Prospectus.
You (the "Contract Owner") may choose to invest your Contract's premiums and its earnings in one or more of the av ailable Variable Investment Options of the Pruco Life of New Jersey Variable Appreciable Account (the "Separate Account" or “Account”). The Account offers a wide variety of Variable Investment Options from the firms listed below. A complete list of the available Funds is included in this prospectus.

Advanced Series Trust	Janus Henderson
American Funds®	MFS®
BNY Mellon	Neuberger Berman
Calvert	Prudential
Fidelity® Investments	TOPS – The Optimized Portfolio System®
You may also choose to invest your Contract’s premiums and its earnings in the Fixed Rate Option, which pays a guaranteed interest rate.
____________________________________________________________________________________________________________
In compliance with U.S. law, Pruco Life of New Jersey delivers this prospectus to Contract Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined that this Contract is a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.
The Contract was available for purchase through registered representatives located in banks and other financial institutions. Investment in a variable life insurance contract is subject to risk, including the possible loss of your money. An investment in PruLife® Custom Premier II is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

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GLOSSARY                                                 TABLE OF CONTENTS
KEY INFORMATION
Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.10 to $36.95 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $3,695. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes, and other charges that are based on premiums), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.15%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life of New Jersey. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life of New Jersey. More information about Pruco Life of New Jersey, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

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RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

OVERVIEW OF THE CONTRACT
The following summaries provide a brief overview of the more significant aspects of the Contract. We provide more complete and detailed information in the subsequent sections of this prospectus and in the statement of additional information and Contract.
Brief Description Of the Contract – PruLife® Custom Premier II is a form of variable universal life insurance. A Death Benefit is paid upon the death of the insured person. Contract Owners may submit premium payments and transfer Contract values among investment options, subject to the Contract and as described in this prospectus. This Contract is designed for Contract Owners seeking benefits on a long-term basis and as such is not appropriate as a short-term investment or savings vehicle. Contract Owners should consider whether this Contract meets their financial goals, liquidity needs and investment time horizon. Clients seeking information regarding their particular investment needs should contact a financial professional.
Some Contract forms/riders, features, and/or Variable Investment Options described in this prospectus may not be available through all brokers. The Contract form number for this Contract is VUL-2018. A state and/or other code may follow the form number. Your Contract's form number is located in the lower left hand corner of the first page of your Contract.
Premiums
The Contract offers flexibility in paying premiums. With certain exceptions, you choose the timing and the amount of premium payments. Payment of insufficient premiums may result in a lapse of the Contract. Under certain circumstances we reserve the right to refuse to accept premium payments.
On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the sales charge and the premium-based administrative charge from the initial premium. During the 10-day period following your receipt of the Contract, the remainder of the initial premium and any other net premium is allocated to the designated money market investment option available with
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your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option. After the 10th day, these funds, adjusted for any investment results, are transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the 10th day following receipt of the Contract is not counted as one of your free annual transfers.
Provided the Contract is neither in default, nor in force under the provisions of the Overloan Protection Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at our Service Office. Allocation changes may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax or website.
Contract Features
Types Of Death Benefit – You may choose from three types of Death Benefit options. You may change from one Death Benefit type to another, subject to limitations, and charges may apply.
•Type A (fixed): the Death Benefit is generally the Basic Insurance Amount you chose.
•Type B (variable): the Death Benefit is generally the Basic Insurance Amount plus the value of the Contract Fund.
•Type C (return of premium): the Death Benefit is generally the Basic Insurance Amount plus the total premiums paid into the Contract and less any withdrawals.
Decreasing the Basic Insurance Amount – Subject to certain limitations and charges, you have the option of decreasing the Basic Insurance Amount after the Contract is issued.
Investment Choices – You may choose to allocate your net premiums and earnings to one or more of the available Variable Investment Options, our Fixed Rate Option, or our S&P 500® Indexed Account option, which is available as a rider to this Contract and described in a supplement to this prospectus. The S&P 500® Indexed Account option is not available through all brokers nor to Contracts applied for on or after February 14, 2022. You may change the way in which subsequent premiums are allocated. You may transfer money among your investment choices, subject to restrictions. In addition, you may use our dollar cost averaging feature or our automatic rebalancing feature. Information about each Variable Investment Option available under the Contract is provided in APPENDIX A.
The Contract Fund – Your net premiums paid into the Contract are held in the Contract Fund, the value of which changes daily reflecting: (1) increases or decreases in the value of the Funds; (2) interest credited on any amounts allocated to the Fixed Rate Option; (3) interest credited on any loan; and (4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options. The Contract Fund value also changes to reflect monthly deductions, any withdrawals or accelerated benefits, and any added persistency credit.
Death Benefit Protection – The Contract includes at no additional cost a No-Lapse Guarantee. This provides a conditional guarantee that can keep your Contract in effect regardless of investment performance or Contract Fund value. The No-lapse Guarantee is subject to requirements for maintaining the guarantee. The guarantee may not last for the period of time you wish to keep your Contract.

Riders – Contract Owners may be eligible to select extra benefits called “riders.” The charges associated with each rider are presented in the FEE TABLE. Except for the Living Needs BenefitSM Rider and the S&P 500® Indexed Account Rider, all riders are only available at Contract issuance. Selectable riders include:
•Accidental Death Benefit Rider: Pays an additional Death Benefit if the insured’s death is accidental.
•Children Level Term Rider: Provides life insurance coverage on the insured’s children.
•Enhanced Disability Benefit Rider: Pays a monthly benefit amount into the Contract if the insured is totally disabled.
•Living Needs BenefitSM Rider: Provides an early payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill.
•Overloan Protection Rider: Provides protection against lapse if your outstanding loan(s), including interest, exceeds the cash value of your Contract.
•S&P 500® Indexed Account Rider: Provides for the addition of an investment option — the S&P 500® Indexed Account. This rider is not available to Contracts applied for on or after February 14, 2022.
Loans – You may borrow money from us using your Contract as security for the loan. There is no minimum loan amount. Interest charges will apply. All loans after the 10th Contract Anniversary will be considered preferred loans and are charged a lower annual interest rate.
Withdrawals – Under certain circumstances and limitations, you may withdraw a part of the Contract's Cash Surrender Value without surrendering the Contract. Charges may apply.
Surrendering the Contract – A Contract may be surrendered for its Cash Surrender Value while the insured is living. A surrender charge may apply.
Canceling the Contract (Right To Cancel Or “Free Look”) – Generally, you may return the Contract for a refund within 10 days after you receive it (or within any longer period of time required by state law).
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FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Your Contract’s data pages will provide information about the specific fees you will pay each year based on the options you have elected. For more information please refer to the CHARGES AND EXPENSES section in this prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From 45% to 100%	From 45% to 100%
Initial surrender charge for a representative Contract Owner.(2)		100%	100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
Living Needs BenefitSM Rider fee	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year. For some older ages, the duration is as short as 3 years.
(2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras.

The next table describes the Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.06 to $1.74, plus $12	From $0.06 to $1.74(8), plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
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PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES, continued
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life of New Jersey representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(11)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in APPENDIX A.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.15%
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PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The
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Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life of New Jersey.
GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE REGISTRANT, AND THE FUNDS
Pruco Life Insurance Company of New Jersey
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", “us”, “we”, or “our”) is a stock life insurance company, organized on September 17, 1982, under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities only in the states of New Jersey and New York. Our principal executive office is located at 213 Washington Street, Newark, New Jersey 07102.
The Pruco Life of New Jersey Variable Appreciable Account
We have established a Separate Account, the Pruco Life of New Jersey Variable Appreciable Account (the "Account" or the "Registrant") to hold the assets that are associated with the Contracts. The Account was established on January 13, 1984, under New Jersey law and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The Account meets the definition of a "Separate Account" under the federal securities laws. The Account holds assets that are segregated from all of our other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life of New Jersey conducts.
We are the legal owner of the assets in the Account. We will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Contracts. In addition to these assets, the Account's assets may include funds contributed by us to commence operation of the Account and may include accumulations of the charges we make against the Account. From time to time we will transfer capital contributions to our general account. We will consider any possible adverse impact the transfer might have on the Account before making any such transfer.
Income, gains and losses credited to, or charged against, the Account reflect the Account’s own investment experience and not the investment experience of our other assets. The assets of the Account that are held in support of client accounts may not be charged with liabilities that arise from any other business we conduct.
We are obligated to pay all amounts promised to Contract Owners under the Contract. The obligations to Contract Owners and beneficiaries arising under the Contracts are our general corporate obligations. Guarantees and benefits within the Contract are subject to our claims paying ability.
You may invest in one or a combination of the available Variable Investment Options. When you choose a Variable Investment Option, we purchase shares of the corresponding Fund or a separate investment series of a Fund which are held as an investment for that option. We hold these shares in the Account.
The Funds
This Contract offers Funds managed by AST Investment Services, Inc. and PGIM Investments LLC, both of which are affiliated companies of Pruco Life of New Jersey (“Affiliated Funds”), and Funds managed by companies not affiliated with Pruco Life of New Jersey (“Unaffiliated Funds”). Pruco Life of New Jersey and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which Funds to offer through the Contract. Affiliated Funds may provide Prudential Companies with greater fees and payments than Unaffiliated Funds. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Fund’s description in the tables in APPENDIX A, each Fund has one or more subadvisers that provide certain day-to-day investment management services. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which Funds to offer under the Contract. Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Funds they recommend and may benefit accordingly from allocations of Contract Fund value to the Variable Investment Options that invest in these Funds. Allocations made to all Affiliated Funds benefit us financially. See Service Fees Payable To Pruco Life of New Jersey for more information about fees and payments we may receive from the Funds and/or their affiliates.
Pruco Life of New Jersey has selected the Funds for inclusion as investment options under this Contract in Pruco Life of New Jersey’s role as issuer of this Contract. We may remove or add additional Variable Investment Options in the future. We may consider the potential risk to us of offering a Fund in light of the benefits provided by the Contract.
PGIM Investments LLC serves as the investment manager for The Prudential Series Fund (“PSF”) and certain Funds of AST. PGIM Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.
The investment management agreements for PSF and AST provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each
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applicable Fund with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Fund. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent, and shareholder servicing services that are deemed advisable by the Board of Trustees of the applicable Fund.
The Investment Managers or subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the Funds’ prospectuses.
Information regarding each Fund, including (i) its name; (ii) its type; (iii) its Investment Manager(s) and subadviser(s); (iv) current expense; and (v) performance, is available in APPENDIX A. Each Fund has issued its own separate prospectus that contains more detailed information about the Fund. The Funds’ prospectuses and statements of additional information are available at www.Prudential.com/eProspectus or by calling 800-778-2255. You should read the Fund prospectuses before you decide to allocate assets to the Variable Investment Options. We will also provide you with the prospectus for each Fund in which you invest. The Variable Investment Options that you select are your choice – we do not provide investment advice, nor do we recommend any particular Variable Investment Option. There is no assurance that the investment objectives of the Funds will be met. Please refer to the tables in APPENDIX A to see which Variable Investment Options you may choose.
In the future, it may become disadvantageous for separate accounts of variable life insurance and variable annuity contracts to invest in the same Funds. Neither the companies that invest in the Funds nor the Funds currently foresee any such disadvantage. The Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:
(1)changes in state insurance law;
(2)changes in federal income tax law;
(3)changes in the investment management of any Fund; or
(4)differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
The terms “Fund” and “portfolio” are largely used interchangeably. Some of the Funds use the term “Fund” and others use the term “portfolio” in their respective prospectuses.
A Fund may have a similar name, investment objective, or investment policy resembling those of a mutual fund managed by the same investment adviser or subadviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of the publicly available mutual fund.
The tables in APPENDIX A reflect the Funds in which the Account invests, their Fund type, and each Fund’s investment subadvisers. For Funds with multiple subadvisers, each subadviser manages a portion of the assets for that Fund. The AST Balanced Asset Allocation Portfolio and the AST Preservation Asset Allocation Portfolio each invests primarily in shares of other Funds, which are managed by the subadvisers of those Funds.
Although the PSF PGIM Government Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that Variable Investment Option. For example, when prevailing short-term interest rates are very low, the yield on the PSF PGIM Government Money Market Portfolio may be so low that, when Fund and Contract charges are deducted, you experience a negative return.
Service Fees Payable To Pruco Life of New Jersey
We and our affiliates receive substantial payments from the Funds and/or related entities, such as the Funds’ advisers and subadvisers. Because these fees and payments are made to us and our affiliates, allocations you make to the Funds benefit us financially.
We receive Rule 12b-1 fees which compensate us for distribution and administrative services. These fees are paid by the Funds out of each Fund’s assets and are therefore borne by Contract Owners. We also receive administrative services payments, some of which are paid by the Funds and some of which are paid by the advisers of the Funds or their affiliates and are referred to as “revenue sharing” payments. As of May 1, 2025, the maximum combined 12b-1 fees and administrative services payments we receive with respect to a Fund are equal to an annual rate of 0.55% of the average assets allocated to the Fund under the Contract. We expect to make a profit on these fees and payments and consider them when selecting the Funds available under the Contract.
In addition, an adviser or subadviser of a Fund or a distributor of the Contract may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker-dealer firms’ registered representatives, and creating marketing material discussing the Contract, available options, and Funds. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation.
In addition to the payments that we receive from Funds and/or their affiliates, those same Funds and/or their affiliates may make payments to us and/or other insurers within the Prudential Companies related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
AST Funds
This Contract offers Variable Investment Options that invest in Funds offered through AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers assets between the Variable Investment Options for those variable annuity contracts and an AST bond
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fund (the AST bond fund is not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond fund can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:
(a)a Fund’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Fund’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.
The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Fund to another Fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Funds listed above, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Voting Rights
We are the legal owner of the shares of the Funds associated with the Variable Investment Options. However, we vote the shares according to voting instructions we receive from Contract Owners. We will mail you a proxy, which is a form you need to complete and return to us, to inform us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We vote shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as the shares for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that Fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the Fund’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under
“mirror voting”, it is possible that the votes of a small percentage of Contract Owners who actually vote will determine the ultimate outcome. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the Fund that require a vote of shareholders. We may change the way your voting instructions are calculated if it is required by federal or state regulation. We reserve the right to change the voting procedures described above if applicable federal securities laws or SEC rules change in the future.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Contract Owner voting instructions, we will advise Contract Owners of our action and the reasons for such action in the next available annual or semi-annual report.
Substitution Of Variable Investment Options
We may substitute one or more of the available Variable Investment Options. We may terminate the availability of any Variable Investment Option at any time. If we do so, you will no longer be permitted to allocate additional investments to the option, either by premium payment or transfer. We would not do this without any necessary SEC and/or state approval. You will be given specific notice in advance of any substitution we intend to make.
The Fixed Rate Option
You may choose to allocate, initially or by transfer, all or part of your Contract Fund to the Fixed Rate Option. Amounts in the Fixed Rate Option are part of our general account. The general account consists of all assets owned by us other than those in the Account and in other separate accounts that have been or may be established by us. Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets. Instead, we guarantee that the part of the Contract Fund allocated to the Fixed Rate Option will accrue interest daily at an effective annual rate that we declare periodically, but not less than an effective annual rate of 1%. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so. The fulfillment of our guarantee under this benefit is dependent on our claims paying ability and financial strength.
Transfers out of the Fixed Rate Option are subject to limits. See Transfers And Restrictions On Transfers. The payment of any Cash Surrender Value attributable to the Fixed Rate Option may be delayed up to six months. See When Proceeds Are Paid.
Because of exemptive and exclusionary provisions, interests in the Fixed Rate Option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940.
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CHARGES AND EXPENSES
There are Contract charges and Fund expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below. Most charges, although not all, are made by reducing the Contract Fund. Unless you direct otherwise, monthly charges are generally deducted proportionately from the dollar amounts held in each of the investment options. See Allocated Charges.
When describing the Contract's charges, in several instances we use the terms "maximum charge" and "current charge." The "maximum charge", in each instance, is the highest charge that we may make under the Contract. The "current charge", in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge. We will supplement this prospectus to reflect any increase in a current Contract charge, up to the maximum Contract charge, before the change is implemented.
Current charges deducted from premium payments and the Contract Fund may change from time to time, subject to maximum charges. Any changes to any of these current charges will be in consideration of one or more factors such as mortality, expenses, taxes, interest, investment experience, Contract funding, Net Amount At Risk, profit and/or persistency, which is the length of time Contracts like this one and other contracts stay in effect. Premium-based administrative charges will be set at one rate for all Contracts like this one. Changes in other charges will be by underwriting classification. We will not recoup prior losses or distribute prior gains by means of these changes.
The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract. We may reduce stated fees under particular contracts as to which, due to economies of scale and other factors, our administrative costs are reduced.
Sales Charge On Premium
We may charge up to 6% of premiums received in all Contract Years. This charge, often called a “sales load”, is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature. Currently, we charge 1.5% of premiums for sales expenses in the first eight Contract Years, 1.25% in Contract Years nine through 10, and zero thereafter.

Premium-Based Administrative Charge
We may charge up to 7.5% of premiums received for a premium-based administrative charge, which includes any applicable federal, state or local income, premium, excise, or company tax, or any other type of charge (or component thereof) measured by or based upon the amount of premium we receive. This charge is currently 3.25% of the premiums received.
Surrender Charge
We assess a surrender charge if the Contract lapses, is surrendered, or the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change) during the surrender charge period. These surrender charges compensate us for costs associated with the Contracts, such as: processing applications, conducting examinations, determining insurability and the insured’s rating class, and establishing records. The surrender charge is a percentage of the first year’s Sales Load Target Premium, excluding premiums for riders, and is determined at the time the Contract is issued. The percentage and duration of a surrender charge vary by issue age. The surrender charge is reduced to zero by the end of the surrender charge period. While the amount of the surrender charge decreases over time, it may be a substantial portion of, or even equal to, your Contract Fund. We do not deduct a surrender charge from the Death Benefit if the insured dies during this period.
The chart below shows maximum percentages for all ages at the beginning of the first Contract Year and the end of the last Contract Year that a surrender charge may be payable. A schedule showing the maximum surrender charge for a full surrender occurring each year that a surrender charge may be payable is found in the data pages of your Contract.

Percentages For Determining Surrender Charges
Issue Age	Percentage of Sales Load Target Premium, excluding premiums for riders, at start of year 1	Reduces to zero at the end of year
0-8	100%	10
9-14	100%	9
15-17	100%	8
18-48	100%	6
49-52	80%	6
53-59	80%	5
60-61	50%	5
62-64	50%	4
65	50%	3
66 and above	45%	3
The chart below provides an example of the surrender charge applied to a representative Contract Owner. You may obtain more information about the particular surrender charge percentage that applies to you by contacting your Pruco Life of New Jersey representative.
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Sample Surrender Charges Representative insured: male, age 35 at Contract issuance
Surrender occurring during Contract Year:	Percentage of first year Sales Load Target Premium, excluding premiums for riders:
1	100%
2	100%
3	100%
4	80%
5	55%
6	26%
7+	0%
If, during the first 10 Contract Years, the Basic Insurance Amount is decreased (including as a result of a withdrawal or a change in type of Death Benefit), we may deduct a percentage of the surrender charge. The percentage will be the amount by which the new Basic Insurance Amount is less than the threshold amount, divided by the threshold amount. The threshold amount is the lowest Basic Insurance Amount since the Contract was issued. After this transaction, a corresponding new surrender charge schedule will be determined to reflect that portion of the surrender charge deducted in the past.
Cost Of Insurance
We deduct a monthly cost of insurance ("COI") charge from the Contract Fund. The purpose of this charge is to compensate us for the cost of providing insurance coverage. When an insured dies, the amount payable to the beneficiary (assuming there is no Contract Debt) is larger than the Contract Fund – significantly larger if the insured dies in the early years of a Contract. The COI charges collected from all Contract Owners enables us to pay this larger Death Benefit.
The COI charge (current or maximum) is determined by taking the Net Amount At Risk, dividing by 1,000, and multiplying by the applicable COI rate. The current COI rates in effect at any given time vary by Contract duration, as well as the issue age, sex, and underwriting classification of the insured. The rates generally increase over time but are never more than the maximum amount listed in the Contract's data pages. The maximum COI rates are based upon the 2017 Commissioners Standard Ordinary Mortality Tables and vary by sex, smoker classification, and Attained Age of the insured. Our current COI rates range from $0.0064 to $82.50 per $1,000 of Net Amount At Risk.
COI rates are applied to the Net Amount At Risk to determine the COI charge. Generally, a higher Contract Fund value in relation to the Death Benefit will result in a lower Net Amount At Risk and lower COI charge. A lower Contract Fund value in relation to the Death Benefit will result in a higher Net Amount At Risk and a higher COI charge. For Contracts with a Type A Death Benefit, the Net Amount At Risk generally changes as the Contract Fund changes. For Contracts with a Type B Death Benefit, the Net Amount At Risk generally does not change as the Contract Fund changes. For Contracts with a Type C Death Benefit, the Net Amount At Risk generally changes as the Contract Fund changes and as premium payments are made. See Types Of Death Benefit.
The following table provides hypothetical examples of the Net Amount At Risk’s role in determining COI charges. The examples assume a $500,000 Basic Insurance Amount, the Death Benefit meets the definition of life insurance test, and a current monthly COI rate of $1.00 per $1,000 of Net Amount At Risk.

Example Net Amount At Risk Scenarios
Death Benefit Type	Death Benefit amount	Contract Fund value	Net Amount At Risk	Month’s COI charge
Type A	$500,000	$50,000	$450,000	$450.00
Type A	$500,000	$125,000	$375,000	$375.00
Type B	$550,000	$50,000	$500,000	$500.00
Type B	$625,000	$125,000	$500,000	$500.00
Type C*	$525,000	$50,000	$475,000	$475.00
Type C**	$575,000	$125,000	$450,000	$450.00
*assumes $25,000 in total premiums paid less withdrawals. **assumes $75,000 in total premiums paid less withdrawals.
Because the Net Amount At Risk is based on your Death Benefit and your Contract Fund, it may be impacted by such factors as investment performance, charges, fees, and premium payments. Paying less premiums, paying premiums late, experiencing poor investment performance, and/or earning less interest may reduce Contract Fund value and increase the Net Amount At Risk, and may also cause the Contract to lapse earlier unless additional premiums are paid. Similarly, paying more premiums, paying premiums earlier, experiencing better market performance, and/or earning more interest may increase Contract Fund value and, in some cases, lower the Net Amount At Risk on which COI charges are based.
Administrative Charge For Basic Insurance Amount
In addition to the COI charge, each month we deduct from the Contract Fund an administrative charge for the Basic Insurance Amount. This charge is made up of two parts and is intended to compensate us for things like processing claims, keeping records, and communicating with Contract Owners.
(1)The first part of the charge is a flat fee of $12 per month.
(2)The second part of the charge is an amount per $1,000 of the Basic Insurance Amount. The amount varies by the insured's issue age, sex, and underwriting classification, as well as Basic Insurance Amount. Generally, the rate per $1,000 is higher for older issue ages and for higher risk underwriting classifications. Currently, we deduct this part of the monthly charge during the first 10 Contract Years.
The following table provides examples of the initial administrative charge per $1,000 of Basic Insurance Amount. The examples assume a Contract with a $500,000 Basic Insurance Amount at issue.

Sample Administrative Charges:
Issue Age	Male Nonsmoker	Male Smoker	Female Nonsmoker	Female Smoker
35	$0.22	$0.28	$0.20	$0.28
55	$0.35	$0.84	$0.29	$0.65
75	$1.03	$1.42	$0.78	$1.22
The highest charge per $1,000 is $1.74 and applies to Contracts with lower Basic Insurance Amounts and with insureds who are male, smoker, age 85 in the worst rating classes. The lowest charge per $1,000 is $0.06 and applies to younger female issue ages. The amount of the maximum charge that applies to your particular Contract is shown on the Contract’s data pages.
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Mortality And Expense Risk Charge
Each day we deduct a charge from the assets of the Variable Investment Options in an amount equivalent to an effective annual rate of up to 0.45%. Currently, we charge 0.10%. This charge is intended to compensate us for assuming mortality and expense risks under the Contract. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated when mortality charges were determined. The expense risk we assume is that expenses incurred in issuing and administering the Contract will be greater than we estimated in fixing our administrative charges. This charge is not assessed against amounts allocated to the Fixed Rate Option.
Additional Mortality Charge For Certain Risks
We may assess an additional charge on a permanent or temporary basis for unique or specific mortality risks that exceed our standard underwriting guidelines. This additional monthly charge or "flat extra" is charged as a dollar amount per $1,000 of Basic Insurance Amount.
Generally, a permanent flat extra rating is assessed for non-medical risks such as aviation. A temporary flat extra charge is used in scenarios where mortality risk is higher in the earlier Contract Years and reduces in later years, such as may be the case for certain occupational and avocational risks and for some insureds with cancer histories. The actual dollar amounts are initially determined through the research completed for the activity or impairment during the underwriting process. The flat extra charge per $1,000 will vary based on individual circumstances of the insured, including issue age, type of risk, and the frequency of exposure to the risk.
Transaction Charges
(a)We may charge a transfer fee of up to $25 for each transfer exceeding 12 in any Contract Year. Currently, we do not charge a transaction fee for transfers. See Transfers And Restrictions On Transfers.
(b)We may charge a withdrawal fee of up to $25 in connection with each withdrawal. Currently, we do not charge a transaction fee for withdrawals. A surrender charge may apply. See Surrender Charge and Withdrawals.
(c)We may charge a Basic Insurance Amount decrease fee of up to $25 for any decrease in Basic Insurance Amount. Currently, we do not charge a transaction fee for a decrease in the Basic Insurance Amount. A surrender charge may apply. See Surrender Charge and Decreasing the Basic Insurance Amount.
(d)We may charge a Contract illustration fee of up to $25 for each Contract illustration exceeding one in any Contract Year. Currently, we do not charge a transaction fee for additional Contract illustrations.
Charges For Rider Coverage
You may add one or more riders to the Contract. The following riders are charged for separately. See RIDERS.
Accidental Death Benefit Rider – We deduct a monthly charge for this rider, which provides an additional Death Benefit if the insured’s death is accidental. The charge ranges from $0.05 to $0.28 per $1,000 of coverage based on issue age and sex of the insured, and is charged until the first Contract Anniversary on or after the insured’s 100th birthday.
Children Level Term Rider – We deduct a monthly charge for this rider, which provides term life insurance on all dependent children that are covered under this rider. The charge is $0.42 per $1,000 of coverage and is charged until the earliest of: the primary insured’s death, the first Contract Anniversary on or after the primary insured’s 75th birthday, and you notify us to discontinue the rider coverage. Rider charges may continue even after coverage on your last covered child has ended. If your children are no longer covered under the rider and you do not expect to have additional children who would be covered, consider discontinuing the rider.
Enhanced Disability Benefit Rider – We deduct a monthly charge for this rider, which provides a monthly benefit amount to the Contract Fund while the insured is totally disabled. The current charge is based on issue age, sex, and underwriting classification of the insured. The charge ranges from 7.08% to 12.17% of the monthly benefit amount and is charged until the first Contract Anniversary on or after the insured’s 65th birthday. The monthly charge for this rider will be waived following approval of the disability claim and for the duration the claim is approved. The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
Living Needs BenefitSM Rider – We deduct a fee of up to $150 if you exercise this rider, which allows you to receive an accelerated payment of the Death Benefit if the insured becomes terminally ill.
Overloan Protection Rider – We deduct a fee of 3.5% of your Contract Fund amount if you exercise this rider, which may guarantee protection against lapse due to Contract Debt.
Net Interest On Loans
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on the earlier of each Contract Anniversary and when the loan is paid back. The net interest on loans reflects the net difference between the interest rates charged and credited. A standard loan has an effective annual interest rate of 2%. A preferred loan has an effective annual interest rate of 1.05%. All loans have an effective annual interest credit equal to 1%. See Loans.
Fund Expenses
As described in each Fund's prospectus, fees are deducted from and expenses are paid out of the assets in the Fund. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255.
Allocated Charges
You may select up to two investment options from which we deduct your Contract's monthly charges. Monthly charges include the: (1) COI charge, (2) administrative charge for Basic Insurance Amount, (3) applicable rider charges, and (4) any additional mortality charge for extra risk classification. Allocations must be designated in whole percentages and total 100%. For example, 33% can be selected but 33⅓% cannot.
If there are insufficient funds in one or both of your selected investment options to cover the monthly charges, the selected investment option(s) will be reduced to zero. Any remaining charge will generally be deducted from your other investment choices proportionately to the dollar amount in each.
Charges After Age 121
Beginning on the first Contract Anniversary on or after the insured’s 121st birthday, we will no longer accept premiums or deduct monthly charges from the Contract Fund. You may continue the Contract until the insured's death, or until you
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surrender the Contract for its Cash Surrender Value. You may continue to make transfers, loans, loan repayments, and withdrawals, subject to the limitations on these transactions described elsewhere in this prospectus. We will continue to make daily deductions for mortality and expense risk charges, and the Funds will continue to charge operating expenses, if you have amounts in the Variable Investment Options. Any Contract loan will remain outstanding and continue to accrue interest until it is repaid. The Contract can only lapse if Contract Debt grows to be equal to or more than the cash value.
Commissions Paid To Broker-Dealers
The Contract is sold through broker-dealers authorized by Pruco Securities and applicable law to do so. Pruco Securities, an indirect wholly owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration according to one or more schedules.
Compensation is based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target
Premium will vary based on the issue age, sex, and underwriting classification of the insured as well as the Basic Insurance Amount, Death Benefit type, and certain riders selected by the Contract Owner.
Broker-dealers will receive compensation of up to 99% of premiums received in the first 12 months following the Contract Date on total premiums received since issue up to the Commissionable Target Premium, up to 22% of the Commissionable Target Premium received in year two, up to 10% of the Commissionable Target Premium in years three and four, and up to 8.5% of the Commissionable Target Premium received in years five through 10. Moreover, broker-dealers will receive compensation of up to 5% on premiums received in year one, up to 3.75% on premiums received in years two through four, and up to 2.5% on premiums received in years five through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
More information on commissions and other compensation paid for distribution of the Contract is provided under DISTRIBUTION AND COMPENSATION.
PERSONS HAVING RIGHTS UNDER THE CONTRACT
Contract Owner
Generally, the Contract Owner is the insured. There are circumstances when the Contract Owner is not the insured. There may also be more than one Contract Owner. If the Contract Owner is not the insured or there is more than one Contract Owner, they will be named in an endorsement to the Contract. This ownership arrangement will remain in effect unless you ask us to change it.
While the insured is living, the Contract Owner is entitled to any Contract benefit and value. Only the Contract Owner is entitled to exercise any right and privilege granted by the Contract or granted by us. For example, the Contract Owner is generally entitled to access Contract values through loans or withdrawals, assign the Contract, surrender the Contract, and to name or change the beneficiary. If the Contract is jointly owned, the exercise of any right or privilege under this Contract must be made by all Contract Owners.
You may change the ownership of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. Any rights created by your request will not apply to any payments we have made or actions we have taken before the request was received in Good Order at our Service Office or the chosen effective date of the request.
Beneficiary
The beneficiary is entitled to receive any benefit payable on the death of the insured. You may designate or, provided the beneficiary has not been irrevocably designated, change a beneficiary by sending us a request.. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you. However, if we make any payment(s) before we receive the request in Good Order at our Service Office, or the chosen effective date of the request, we will not have to make the payment(s) again. When we are made aware of an assignment, we will recognize the assignee’s rights before any claim payments are made to the beneficiary, unless the beneficiary has been irrevocably designated. When a beneficiary is designated, any relationship shown is to the insured, unless otherwise stated.
OTHER GENERAL CONTRACT PROVISIONS
Canceling the Contract ("Free Look")
Generally, you may return the Contract for a refund within 10 days (60 days for certain circumstances) after you receive it. You will receive a refund of all premium payments made, less any applicable federal and state income tax withholding. A Contract returned according to this provision shall be deemed void from the beginning. The free-look period will be stated on the first page of your Contract.
Assignment
You may request an assignment of the Contract by sending us a request. We may ask you to send us the Contract to be endorsed. Once we receive your request in Good Order at our Service Office, and the Contract if we ask for it, we will file and record the change and it will take effect as of the date you sign the request, unless a future effective date is specified by you.
This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without our consent. We assume no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at our Service Office. Any rights created by your request will not apply to any payments we have made or actions we have taken before the assignment was received in Good Order and recorded at our Service Office or the chosen effective date of your request.
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Incontestability
We will not contest the Contract after it has been in force during the insured’s lifetime for two years from the Contract Date, the reinstatement date, or the effective date of any change made to the Contract that requires our approval and would increase our liability.
Misstatement Of Age Or Sex
If the insured's stated age or sex or both are incorrect in the Contract, we will adjust the Death Benefit payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex. Adjustments to the Death
Benefit for misstatements of age or sex are not restricted to the incontestability provision described above.
Suicide Exclusion
Generally, if the insured dies by suicide within two years from the Contract Date, the Contract will end and we will return the premiums paid, less any Contract Debt, and less any withdrawals. If the insured dies by suicide within two years from the effective date of a reinstatement, this Contract will end without any Death Benefit paid, and we will return any reinstatement charge and any premiums paid after the reinstatement date less any Contract Debt and less any withdrawals.
STANDARD DEATH BENEFITS
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value.
However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable surrender charge. See Withdrawals.
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance
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Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed; and
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life of New Jersey representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
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OTHER BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
No-Lapse Guarantee(1)	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Accidental Death Benefit Rider(1)	Provides an additional Death Benefit that is payable if the insured’s death is accidental.	Optional
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

Children Level Term Rider(1)	Provides term life insurance coverage on the life of the insured’s covered children.	Optional
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Enhanced Disability Benefit Rider(1)	Pays a monthly benefit amount into the Contract if the insured is totally disabled.	Optional
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.

Living Needs BenefitSM Rider(2)	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill.	Optional
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill.

Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.
•Not available on Contracts that have the Accidental Death Benefit Rider.

S&P 500® Indexed Account Rider	Provides for the addition of an investment option – the S&P 500® Indexed Account.	Optional	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers nor to Contracts applied for on or after February 14, 2022.
(1)Rider benefits will no longer be available if the Contract lapses or if you choose to keep the Contract in force under the Overloan
Protection Rider.
(2)Rider benefits will no longer be available if the Contract lapses.
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(3)Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.
NO-LAPSE GUARANTEE
Your Contract includes a No-Lapse Guarantee.  This limited guarantee against lapse provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  The No-Lapse Guarantee is based on premium payments and is not a benefit you need to elect. Withdrawals may void the No-Lapse Guarantee.  Outstanding Contract loans will void the No-Lapse Guarantee.
How We Calculate And Determine If You Have a No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments on the Contract Date and on each Monthly Date thereafter. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals accumulated at an effective annual rate of 4%. For reinstated Contracts that had previously lapsed with Contract Debt, we also subtract the full amount of Contract Debt in effect at the time of lapse, accumulated at an effective annual rate of 4% starting at the date of default, when calculating the Accumulated Net Payments.
We also calculate No-Lapse Guarantee Values, which are the minimum values required for the No-Lapse Guarantee to be in effect. These are values used solely to determine if a No-Lapse Guarantee is in effect and vary by the insured's issue age, sex, underwriting class, and any additional or substandard mortality risk, as well as the Basic Insurance Amount, Death Benefit type, and optional benefits selected. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force, regardless of the amount in the Contract Fund.
No-Lapse Guarantee Premiums And No-Lapse Guarantee Periods Available Under Your Contract
There are two No-Lapse Guarantee Premiums that correspond to the No-Lapse Guarantee periods; the Short Term No-Lapse Guarantee Premium and the Limited No-Lapse Guarantee Premium, which are the premiums used to calculate the No-Lapse Guarantee Values. This is a flexible premium payment Contract and you may make payments at any time. The description below assumes you pay the No-Lapse Guarantee Premium at the beginning of each Contract Year. If you make any premium payments after the beginning of each Contract Year you may need to pay more premiums because the Accumulated Net Payments will be less due to reduced interest accumulation than if you paid at the beginning of the Contract Year. See PREMIUMS.
1) All Contracts have a Short Term No-Lapse Guarantee period. A Contract with a Type C Death Benefit will only have a Short Term No-Lapse Guarantee available Payment of the Short Term No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees that your Contract will not lapse during the Short Term No-Lapse Guarantee period, assuming there are no loans or withdrawals. However, continued payment of the Short Term No-Lapse Guarantee Premium after this period will not assure that your Contract's Accumulated Net Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing.
2) The Limited No-Lapse Guarantee Period is available for all Contracts other than those with a Type C Death Benefit. If you want a longer No-Lapse Guarantee, paying the Limited No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse during the Limited No-Lapse Guarantee period, assuming no loans or withdrawals.
The Short Term No-Lapse Guarantee period is eight years after issue (six years for issue ages 60 and older). The Limited No-Lapse Guarantee period lasts until the later to occur of the Contract Anniversary that the insured reaches Attained Age 75 and 10 years after issue.
The following tables provide sample Short Term No-Lapse and Limited No-Lapse Guarantee Premiums (to the nearest dollar). The examples assume: (1) the insured is a male, nonsmoker underwriting class; (2) a $500,000 Basic Insurance Amount; and (3) no extra benefit riders have been added to the Contract.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No-Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium
35	Type A	$2,605	$3,590
35	Type B	$2,700	$3,675
35	Type C	$2,700	N/A
55	Type A	$7,065	$9,900
55	Type B	$9,115	$10,025
55	Type C	$9,115	N/A
75	Type A	$29,905	$51,875
75	Type B	$36,695	$54,140
75	Type C	$36,695	N/A
Maintaining the No-Lapse Guarantee
Paying the Short Term No-Lapse or Limited No-Lapse Guarantee Premiums at the start of each Contract Year is one way of reaching the No-Lapse Guarantee Values; it is certainly not the only way. The No-Lapse Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life of New Jersey representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the No-Lapse Guarantee Values.
When determining what premium amounts to pay and the frequency of your payments, you should consider carefully the value of maintaining a No-Lapse Guarantee. For example, if you desire the Limited No-Lapse Guarantee until the later to occur of the insured's Attained Age 75 and 10 years after issue, you may prefer to pay at least the Limited No-Lapse Guarantee Premium in all years, rather than paying the lower Short Term No-Lapse Guarantee Premium in the first eight years after issue (six years for issue ages 60 and above). If you pay only the Short Term No-Lapse Guarantee Premium in the first eight years (six years for issue ages 60 and above), you will need to pay more than the Limited No-Lapse Guarantee Premium at the
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beginning of the ninth year (seventh year for issue ages 60 and above) in order to continue the No-Lapse Guarantee.
For example assume: (1) an insured male, age 35, nonsmoker underwriting class (2) a $500,000 Basic Insurance Amount; (3) a Type B Death Benefit; (4) no extra benefit riders; and (5) no loans or withdrawals. The Short Term No-Lapse Guarantee Premium would be $2,700, which if paid at the beginning of each year from Contract issue, would provide the Short Term No-Lapse Guarantee for eight years. The accumulated premiums at 4% less withdrawals accumulated at 4% would be $25,874. The Limited No-Lapse Guarantee premium would be $3,675, which if paid at the beginning of each year from
Contract issue, would provide the Limited No-Lapse Guarantee for 40 years. However, if the individual in this example paid $2,700 annually from Contract issue for eight years and then decided he wanted the Limited No-Lapse Guarantee, he would have to pay enough premium so that the accumulated premiums at 4% less withdrawals accumulated at 4% would be $40,447 at the end of year nine.
In addition, it is possible that the payment required to continue the guarantee beyond the Short Term No-Lapse Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment Of Contract Benefits.
RIDERS
Contract Owners may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits will be described in what is known as a "rider" to the Contract. All riders are only available at Contract issuance, except as noted. The available riders include the following (as described more fully below):
•Accidental Death Benefit Rider, which provides an additional Death Benefit that is payable if the insured's death is accidental.
•Children Level Term Rider, which provides term life insurance coverage on the life of the insured's covered children.
•Enhanced Disability Benefit Rider, which pays a monthly benefit amount into the Contract if the insured is totally disabled.
•Living Needs BenefitSM Rider, which allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill. This rider may be added after Contract issuance, subject to our underwriting requirements.
•Overloan Protection Rider, which if exercised, guarantees protection against lapse due to loans, even if the Contract Debt exceeds the cash value of your Contract.
•S&P 500® Indexed Account Rider, which is an investment option under the Contract described in a supplement to this prospectus.  This rider (and the supplement) is not available through all brokers nor to Contracts applied for on or after February 14, 2022.
We believe that there are sufficient insurance elements and guarantees with respect to this rider to qualify for an exemption from registration under the federal securities laws under Section 3(a) (8) of the Securities Act of 1933 and Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act.  We believe this rider is in substantial compliance with the conditions set forth in these laws and therefore it has not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Any inaccurate or misleading disclosure regarding the rider is subject to certain generally applicable provisions of federal securities laws.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Prudential for itself and affiliates including Pruco Life of New Jersey.  Standard & Poor’s®,  S&P®, and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC  (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain  purposes by Pruco Life of New Jersey.  Pruco Life of New Jersey's products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of purchasing such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index. S&P 500® index values are exclusive of dividends.
We will not pay a benefit under the Accidental Death Benefit Rider or make payments under the Enhanced Disability Benefit Rider for any death or injury that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses. Most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders may not be available through all brokers, some riders are not available in conjunction with other riders, and certain restrictions may apply as set forth below. A Pruco Life of New Jersey representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.
Accidental Death Benefit Rider
The Accidental Death Benefit Rider provides an additional Death Benefit that is payable if the insured's death is accidental, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. A death resulting from injury must occur no more than 90 days after the injury. This benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office. This rider is not available on Contracts that have the Overloan Protection Rider.
Children Level Term Rider
The Children Level Term Rider provides term life insurance coverage on the life of the insured's dependent children, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. The rider coverage on each dependent insured will end on the earliest of: (1) the end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday, (2) the end of the day before the first Contract Anniversary on or after the child’s 25th birthday, (3) the end of the day before the date a rider is converted to a new Contract, and (4) the first Monthly Date on or after the date a request to
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discontinue the rider is received in Good Order at a Service Office.
Enhanced Disability Benefit Rider
The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract Fund if the insured is totally disabled, as defined in the benefit provision. On each Monthly Date the monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of the monthly deductions. This rider is not available on Contracts with a Type C Death Benefit or with an insured age 60 and older at issue.
The rider coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday. For total disability occurring on or after the first Contract Anniversary following the insured’s 60th birthday, payments will only be made until the month before the first Contract Anniversary following the insured’s 65th birthday and while the insured remains totally disabled.
For example, assume a Contract where:
1.the insured is a male, age 45 at Contract issuance, preferred best underwriting classification with no extras;
2.a $250,000 Basic Insurance Amount and no other riders;
3.the insured becomes disabled at age 55; and
4.at the time of claim the Limited No-Lapse Guarantee Premium is $1,500 and the total of the monthly deductions (not including this rider) is $150 (these figures are illustrative and not guaranteed).
In this hypothetical scenario, since 9% of the Limited No-Lapse Guarantee Premium ($135) is less than the total of the monthly deductions, upon approval of the disability claim, we will pay a monthly benefit amount of $150 into the Contract Fund. The monthly benefit amount will be recalculated on each Monthly Date for the duration of the claim.
Living Needs BenefitSM Rider
The Living Needs BenefitSM Rider allows you to elect to receive an accelerated payment of all or part of the Contract's Death Benefit, adjusted to reflect current value, when the insured is terminally ill. The adjusted Death Benefit will always be less than the Death Benefit, but will not be less than the Contract’s Cash Surrender Value.
The terminal illness benefit is available on the Living Needs BenefitSM Rider when a licensed physician certifies the insured as terminally ill with a life expectancy of six months or less. When that evidence is provided and confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form.
All or part of the Contract's Death Benefit may be accelerated. If the benefit is only partially accelerated, a Death Benefit of at least $25,000 must remain under the Contract. The minimum amount that may be accelerated for a Living Needs BenefitSM claim is $50,000. However, we currently have an administrative practice to allow a reduced minimum of $25,000. We reserve the right to discontinue this administrative practice in a non-discriminatory manner and we will notify you prior to discontinuing this practice.

Examples:
The examples below demonstrate benefits accelerated as a lump sum under the Living Needs BenefitSM (LNB) Rider and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: male, 45 Contract Date: 12/20/2020 Basic Insurance Amount: $200,000		Underwriting classification: preferred best Claim date: 12/20/2030 Death Benefit Option: Type A (fixed)
These hypothetical examples assume a (1) Death Benefit of $200,000, (2) a reduction at an annual rate of 8% applied for early payment based on the applicable life expectancy, and (3) a processing fee of $150 has been deducted.
Example results (rounded to the nearest dollar):

		LNB Terminal Illness Option(1)
% of Death Benefit accelerated:		100%	50%
Accelerated Death Benefit payment:		$191,260	$95,555
	Contract values before acceleration:	Contract values after acceleration of Death Benefit:
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
(1) An assumed six month life expectancy always applies.
No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of Living
Needs BenefitSM that is available to an eligible Contract Owner, and the effect on the Contract if less than the entire Death Benefit is accelerated.
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You should consider whether adding this settlement option is appropriate in your given situation. Adding the Living Needs BenefitSM to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related Contracts, the Living Needs BenefitSM is excluded from income if the insured is terminally ill as defined in any applicable tax law. You should consult a tax adviser before electing to receive this benefit. Receipt of a Living Needs BenefitSM payment may also affect your eligibility for certain government benefits or entitlements.
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the cash value of your Contract Fund. This rider is not available on Contracts that have the Accidental Death Benefit Rider and is only available when Guideline Premium is selected as the definition of life insurance test.
The following eligibility requirements must be met to exercise the rider:
(a)We must receive a written request in Good Order to exercise the rider benefits;
(b)Contract Debt must exceed the Basic Insurance Amount;
(c)The Contract must be in force for at least 15 years and the exercise date must be on or after the Contract Anniversary following the insured’s 75th birthday;
(d)Contract Debt must be a minimum of 95% of the cash value;
(e)The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and
(f)Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit. If you exercise this rider, you may no longer execute the reduced paid-up option. Doing so would cause the Contract to be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. After the rider is exercised we will waive any Contract charges or unpaid loan interest that would otherwise cause the Contract Debt to exceed the cash value. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. All riders to the Contract will be terminated and any rider benefits you are receiving will be discontinued, except for the Living Needs BenefitSM Rider.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills, and electronic fund transfer of premium payments will be cancelled.
If you have a Type B (variable) or Type C (return of premium) Death Benefit, we will change it to a Type A (fixed) Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the Overloan Protection Rider. The Basic Insurance Amount will be set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. See Types Of Death Benefit and Tax Treatment Of Contract Benefits.
The following hypothetical example illustrates the impacts to the Contract when exercising this rider. The example assumes a Contract with a Type B Death Benefit that includes this rider, meets the eligibility requirements listed above, and an insured with an Attained Age of 75.

Example of exercising the Overloan Protection Rider
Contract values (current)	Before	After
Death Benefit Type:	Type B	Type A
Basic Insurance Amount:	$250,000	$515,000
Contract Fund:	$265,000	$255,725(1)
Surrender charge:	$0	$0
Cash value:	$265,000	$255,725(1)
Contract Debt:	$255,000	$255,000
Cash Surrender Value:	$10,000	$725(1)
Death Benefit:	$515,000	$515,000
Net Death Benefit:	$260,000	$260,000
Other riders:	Yes	No(2)
(1)A fee equaling 3.5% of the Contract Fund has been deducted for exercising the rider. In this example the charge was $9,275.
(2)The Living Needs BenefitSM Rider is the only rider that will continue to be available.
Please note that the IRS may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.
REQUIREMENTS FOR ISSUANCE OF A CONTRACT
Generally, the Contract may be issued on insureds through age 85 for Contracts with Type A or Type B Death Benefits and through age 75 for Contracts with Type C Death Benefit. Currently, the minimum Basic Insurance Amount is $50,000 for insureds under the issue age of 18, $75,000 for insureds issue ages 18-75, $100,000 for insureds issue ages 76-80, and $250,000 for insureds issue ages 81-85. The minimum Basic
Insurance Amount for Contracts issued with a Type C Death Benefit is $250,000. See Types Of Death Benefit.
We require evidence of insurability, which may include a medical examination, before issuing any Contract. Preferred best nonsmokers are offered more favorable cost of insurance rates than smokers. We charge a higher cost of insurance rate and/or an extra amount if an additional mortality risk is involved. We will not allow a change to your Contract if it will
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cause the Death Benefit to exceed our retention limits or violate any other underwriting rule. These are the current underwriting requirements. We reserve the right to change them on a non-discriminatory basis.
Underwriting Procedures
When you express interest in obtaining a Contract from us, you may apply for coverage through either (1) a long form application or (2) our worksheet process. When using the long form application, a registered representative completes a full application and submits it to us to commence the underwriting process. A registered representative is an agent/broker who is a representative of a broker-dealer authorized to sell Contracts. When using the worksheet process, a registered representative typically collects enough information to start the underwriting process. The remaining information is obtained directly from the proposed insured.
Regardless of the underwriting process followed, once we receive the necessary information, which may include physicians' statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.
Some requests for coverage that registered representatives submit through the worksheet process may qualify for accelerated underwriting. We will use information you provide on your application, information from third party information providers and other information to determine if we will accept the risk without a medical exam, which would otherwise be required. Depending on your circumstances, accelerated underwriting could affect our willingness to accept the risk. Also, this may result in lower or higher Contract costs since the information we collect may be different than what we collect for applications that do not use accelerated underwriting.
Contract Date
There is no insurance under this Contract until the minimum initial premium is paid. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed. Under certain circumstances, we may allow the Contract to be backdated up to six months prior to the application date for the purpose of lowering the insured's issue age. This may be advantageous for some Contract Owners as a lower issue age may result in lower current charges.
PREMIUMS
The Contract offers flexibility in paying premiums. We reserve the right to refuse to accept any payment that would require us to increase the Death Benefit (under Section 7702 of the Internal Revenue Code) by more than the payment increases the Contract Fund. If you make a payment that is too large that would cause the Contract to be characterized as a Modified Endowment Contract, you must remove the excess premium and any accrued interest within the timeframe prescribed by tax law. If you do not timely remove the excess premium and accrued interest, your Contract will become permanently characterized as a Modified Endowment Contract. Upon your authorization, we will take action necessary to prevent the Contract from becoming a Modified Endowment Contract. We will not accept a premium payment that exceeds the Guideline Premium Limit if your Contract uses the Guideline Premium definition of life insurance. See Tax Treatment Of Contract Benefits.
Minimum Initial Premium
The minimum initial premium is due on or before the Contract Date. It is the premium needed to start the Contract. For Contracts with a Death Benefit Type A or Type B, the minimum initial premium is equal to 9% of the Limited No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits. For Contract with a Type C Death Benefit, the minimum initial premium is equal to 9% of the Short Term No-Lapse Guarantee Premium, including all extras and additional premiums for optional riders and benefits. We may require an additional premium if deductions from the premium payments and any Contract Fund charges due on or before the payment date exceed the minimum initial premium. There is no insurance under the Contract unless at least the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts.
Generally, the net amount of the minimum initial premium will be placed in the Contract Fund as of the Contract Date. If we do not receive your initial premium on or before the Contract Date, we apply the initial premium to your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. See Allocation Of Premiums. In no case will the premium be applied with an effective date that precedes the date of this offering.
Available Types Of Premium
After the minimum initial premium is paid, no other specific premiums are required and you have a certain amount of flexibility with respect to the amount and timing for future premium payments. Two possible patterns of premiums are described below. Contracts with no riders or extra risk charges will have level premiums for the premium types described below. Understanding them may help you understand how the Contract works.
•Short Term No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in force during the Short Term No-Lapse Guarantee period regardless of investment performance and assuming no loans, withdrawals, or Contract changes. All Contracts offer a Short Term No-Lapse Guarantee period. If you choose to continue a No-Lapse Guarantee beyond this period, you will have to begin paying premiums higher than the Short Term No-Lapse Guarantee Premium. Contracts issued with a Type C Death Benefit do not offer a guarantee beyond the Short Term No-Lapse Guarantee period.
•    Limited No-Lapse Guarantee Premiums are premiums that, if paid as described in the No-Lapse Guarantee section, will keep the Contract in force during the Limited No-Lapse Guarantee period regardless of investment performance and assuming no loans, withdrawals, or Contract changes. Contracts issued with a Type C Death Benefit do not offer the No-Lapse Guarantee for this period.
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The No-Lapse Guarantee periods are described under NO-LAPSE GUARANTEE. When you purchase a Contract, your Pruco Life of New Jersey representative can tell you the Short Term No-Lapse Guarantee and Limited No-Lapse Guarantee Premium amounts.
For Contracts with the Guideline Premium Test as the definition of life insurance test, if a premium payment would cause the definition of life insurance to be violated, we will return the portion of the premium in excess of the allowable amount. This will not occur if you choose the Cash Value Accumulation Test as the definition of life insurance test. If the Contract subsequently enters default, we will tell you the amount you need to pay to keep the Contract in force, and when you will need to pay that amount. It’s important to know that these additional payment amounts could be substantial. See Tax Treatment Of Contract Benefits.
We can bill you for the amount you select annually, semi-annually, or quarterly. Because the Contract is a flexible premium Contract, there are no scheduled premium due dates. When you receive a premium notice, you are not required to pay this amount, however, paying premiums in a different manner than described in a Contract illustration may shorten the duration of your lapse protection provided by the No-Lapse Guarantees, or even cause your Contract to lapse. See LAPSE AND REINSTATEMENT. When you do make a premium payment, the minimum amount that we will accept is $25.
You may also pay premiums automatically through pre-authorized monthly electronic fund transfers from a bank checking account. If you elect to use this feature, you choose the day of the month on which premiums will be paid and the premium amount. We will then draft the same amount from your account on the same date each month. When you apply for the Contract, you and your Pruco Life of New Jersey representative should discuss how frequently you would like to be billed (if at all) and for what amount.
Allocation Of Premiums
Before a Contract can be issued you are required to provide us with premium allocation instructions. On the later of the Contract Date and the end of the Valuation Period in which the initial premium is received, we deduct the sales charge and the premium-based administrative charge from the initial premium. During the 10-day period following your receipt of the Contract, the remainder of the initial premium and any other net premium will be allocated to the designated money market investment option available with your Contract as of the end of the Valuation Period in which it is received in Good Order at the Payment Office. The first monthly deductions are made after the remainder of the initial premium and any other net premium is allocated to the money market investment option. After the 10th day, these funds, adjusted for any investment results, will be transferred out of the money market investment option and allocated according to your current premium allocation. The transfer from the money market investment option on the 10th day following receipt of the Contract will not be counted as one of your 12 free transfers per Contract Year or the 20 transfers per calendar year described under Transfers And Restrictions On Transfers. If the first premium is received before the Contract Date, there will be a period during which the Contract Owner's initial premium will not be invested.
The sales charge and the premium-based administrative charge will also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the Valuation Period in which it is received in Good Order at the Payment Office, in accordance with the applicable allocation instructions. With respect to any initial premium payment received before the Contract Date and any premium payment that is not in Good Order, we may temporarily hold the premium in a suspense account and we may earn interest on such amount. You will not be credited interest on those amounts during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.
When you exercise the Overloan Protection Rider, you must allocate all payments to the Fixed Rate Option. See Overloan Protection Rider.
Provided the Contract is neither in default nor in force under the provisions of the Overloan Protection Rider, you may change the way in which subsequent premiums are allocated by providing your request to us in Good Order at a Service Office. Allocation changes may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or assigned generally cannot change premium allocations by phone, fax, or website. See Assignment. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33⅓% cannot. The total allocation to all selected investment options must equal 100%.
Processing And Valuing Transactions
Pruco Life of New Jersey is generally open to process financial transactions on those days that the New York Stock Exchange ("NYSE") is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.
We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed. Pruco Life of New Jersey will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
•trading on the NYSE is restricted;
•an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
•the SEC, by order, permits the suspension or postponement for the protection of security holders.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Transfers And Restrictions On Transfers
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options or to the Fixed Rate Option. Additional transfers may be made only with our consent. Currently, we will allow you to make additional transfers. For the first 20 transfers in a calendar year, you may transfer amounts by providing your request to us in Good Order at a Service Office. Transfers may generally be made by mail, phone, fax, or website. Contracts that are jointly owned or
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assigned generally cannot conduct transfers by phone, fax, or website. See Assignment.
After you have submitted 20 transfers in a calendar year, we will accept subsequent transfer requests only if they are sent to us by U.S. regular mail, bear an original signature in ink, and are received in Good Order at a Service Office. After you have submitted 20 transfers in a calendar year, a subsequent transfer request by telephone, fax, or website will be rejected, even in the event that it is inadvertently processed.
Multiple transfers that occur during the same day, but prior to the end of the Valuation Period for that day, will be counted as a single transfer.
There is no transaction charge for the first 12 transfers per Contract Year among investment options. We may charge a transaction fee of up to $25 for each transfer made in excess of 12 in any Contract Year. Currently, we do not charge a fee for transfers.
Currently, certain transfers effected systematically under a dollar cost averaging or an automatic rebalancing program do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. In the future, we may count such transfers towards the limit.
Transfers out of the money market investment option will not be made until 10 days after you receive the Contract. Such transfers and any transfers due to any fund closures or mergers will not be considered towards the 12 transfers per Contract Year or the 20 transfers per calendar year.
You may also transfer amounts from the Variable Investment Option to the Fixed Rate Option at any time within 18 months from the Contract Date, and within the later of 60 days from the effective date of a material change in the investment policy of a Variable Investment Option and 60 days from the notice of that change, with no restriction. Such transfers do not count toward the twelve transfers allowed in each Contract Year.
Transfers among Variable Investment Options will take effect as of the end of the Valuation Period in which a transfer request is received in Good Order at a Service Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one Variable Investment Option to another, or may be in terms of a percentage reallocation among Variable Investment Options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. Transfers conducted via the website must be in percentage terms.
We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. We cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.
Only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract you may transfer out of the Fixed Rate Option and into the Variable Investment Options each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable).
If you exercise the Overloan Protection Rider, we will then transfer any amounts you have in the Variable Investment Options to the Fixed Rate Option. The transfer is not counted as one of the 12 transfers we allow per Contract Year and there is no charge. Transfers out of the Fixed Rate Option and into the Variable Investment Options will not be permitted while your Contract is kept in force under the Overloan Protection Rider.
The Contract was not designed for professional market timing organizations, or other organizations or individuals, using programmed, large, or frequent transfers. Large or frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for Fund advisers/sub-advisers to manage the Fund. Large or frequent transfers may cause the Fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance to the disadvantage of other Contract Owners. If we (in our own discretion) believe that a pattern of transfers or a specific transfer request, or group of transfer requests, may have a detrimental effect on the performance of the Funds, or we are informed by a Fund (e.g., by the Fund’s adviser/sub-advisers) that the purchase or redemption of shares in the Fund must be restricted because the Fund believes the transfer activity to which such purchase or redemption relates would have a detrimental effect on the performance of the affected Fund, we may modify your right to make transfers by restricting the number, timing, and amount of transfers. We reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one Contract Owner. We will immediately notify you at the time of a transfer request if we exercise this right.
Any restrictions on transfers will be applied in a uniform manner to all persons who own Contracts like this one, and will not be waived. However, due to the discretion involved in any decision to exercise our right to restrict transfers, it is possible that some Contract Owners may be able to effect transactions that could affect Fund performance to the disadvantage of other Contract Owners.
In addition, owners of variable life insurance or variable annuity contracts that do not impose the transfer restrictions described above, might make more numerous and frequent transfers than Contract Owners who are subject to such limitations. Contract owners who are not subject to the same transfer restrictions may have the same Funds available to them, and unfavorable consequences associated with such frequent trading within the Funds (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all Contract Owners.
The Funds have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund. In addition, you should be aware that some Funds may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their excessive trading policies and procedures.
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In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds may assess a short-term trading fee in connection with a transfer out of any available Variable Investment Option if the transfer occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each Fund determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Fund and is not retained by us. The fee will be deducted from your Contract value to the extent allowed by law. At present, no Fund has adopted a short-term trading fee.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
Dollar Cost Averaging
As an administrative practice, we are currently offering a feature called dollar cost averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA money market investment option into other Variable Investment Options available under the Contract (excluding the Fixed Rate Option). If DCA allocates money to a Variable Investment Option at a time when the Fund no longer accepts additional investments, automatic transfers to that Variable Investment Option will be directed to the PSF PGIM Government Money Market Portfolio. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the Monthly Date after 10 days following your receipt of the Contract.
Each automatic transfer will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate provided the NYSE is open on that date. If the NYSE is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for DCA, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature.
Currently, a transfer that occurs under the DCA feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
DCA will not be available on Contracts kept in force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
Auto-Rebalancing
As an administrative practice, we are currently offering a feature called auto‑rebalancing. This feature allows you to automatically rebalance Variable Investment Option assets at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of Variable Investment Options X and Y is split 40% and 60%, respectively, and investment results cause that split to change. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-rebalancing is not available until the Monthly Date after 10 days following your receipt of the Contract.
Auto-rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the Valuation Period on the date coinciding with the periodic timing you designate, provided the NYSE is open on that date. If the NYSE is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the Valuation Period immediately following that date. The Fixed Rate Option cannot participate in this administrative procedure. If auto-rebalancing involves allocating to a Fund that became closed to additional investments, the auto-rebalancing feature will be turned off. Currently, a transfer that occurs under the auto-rebalancing feature is not counted towards the 20 transfers permitted each calendar year or the 12 free transfers permitted each Contract Year. We reserve the right to change this practice, modify the requirements, or discontinue the feature in a non-discriminatory manner. We will notify you prior to changing, modifying, or discontinuing this feature.
Auto-rebalancing will not be available on Contracts kept in force under the provisions of the Overloan Protection Rider. See Overloan Protection Rider.
CONTRACT VALUES
The total amount invested in the Contract Fund at any time consists of:
(a)the Variable Investment Options,
(b)the Fixed Rate Option, and
(c)any Contract loan.
How a Contract's Cash Surrender Value Will Vary
The Contract's Cash Surrender Value on any date will be the Contract Fund less any applicable surrender charge and less any Contract Debt. The Contract Fund value changes daily, reflecting:
(1) increases or decreases in the value of the Fund(s);
(2) interest credited on any amounts allocated to the Fixed Rate Option;
(3) interest credited on any loan; and
(4) the daily asset charge for mortality and expense risks assessed against the Variable Investment Options.
The Contract Fund value also changes to reflect the receipt of net premium payments and the deduction of other charges described under CHARGES AND EXPENSES, any withdrawals or accelerated benefits, and any added persistency credit. See Withdrawals, RIDERS, and Persistency Credit.
Upon request, we will tell you the Cash Surrender Value of your Contract. It is possible for the Cash Surrender Value of a Contract to decline to zero because of unfavorable investment performance in the Contract Fund, outstanding Contract Debt, and/or any applicable surrender charge.
Persistency Credit
On each Monthly Date, if your Contract has been in force at least 6 years and is not in default, we will credit your Contract Fund with an additional amount, called a persistency credit, for keeping your Contract in force. The persistency credit is based on reduced costs in later Contract Years and applies to Contracts that remain in force.
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The following chart illustrates an example of a Contract with $100,000 of Contract Fund, net of outstanding loans. The persistency credit starts on the 6th Contract Anniversary and is calculated using an annual rate equal to 0.25% of the Contract Fund, net of outstanding loans, but is expressed as a monthly rate to reflect that the amount is credited monthly. The credited amount will be allocated to the investment options according to your current premium allocation.

Determination of Sample Persistency Credit
Contract Fund (net of outstanding loans)	$100,000.00
Monthly Credit Rate	0.020809%
Persistency Credit Amount	$20.81
New Contract Fund (net of outstanding loans)	$100,020.81
On and following the 6th Contract Anniversary, if your Contract is in force, we will credit your Contract Fund with the calculated amount for that Monthly Date. If your Contract is in default or has lapsed, we will not credit your Contract with the persistency credit. The calculated amount that would have been credited during the time your Contract was in default or lapsed will not be made up if your Contract is reinstated. However, if your Contract is reinstated, we will begin calculating a persistency credit on the Monthly Date following the reinstatement date. The persistency credit will not change the status of your Contract if your cash value is zero or less. No persistency credit will be calculated on the amount of any Contract loan.
Loans
You may borrow an amount up to the current loan value of your Contract less any existing Contract Debt using the Contract as the only security for the loan. The loan value at any time is equal to the sum of (1) 99% of the portion of the cash value attributable to the Variable Investment Options and (2) the balance of the cash value, provided the Contract is not in default. The cash value is equal to the Contract Fund less any surrender charge. A Contract in default has no loan value. There is no minimum loan amount.
Interest charged on a loan accrues daily. We charge interest on the full loan amount, including all unpaid interest. Interest is due on each Contract Anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, we will increase the loan amount by any unpaid interest. We charge interest at an effective annual rate of 2% for standard loans.
On and after the 10th Contract Anniversary, all new and existing loans will be considered preferred loans. Preferred loans are charged interest at an effective annual rate of 1.05%.
When a loan is made, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you ask us to take the loan amount from specific investment options, and we agree, the reduction will be made proportionally based on the loanable value in each investment option. While a loan is outstanding, the amount that was transferred will continue to be treated as part of the Contract Fund. It will be credited with interest at an effective annual rate of 1%. Generally, on each Monthly Date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly Date.
The Contract Debt is the amount of all outstanding loans plus any interest accrued, but not yet due. If, on any Monthly Date, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, the Contract will go into default. If the Contract goes into default due to excess Contract Debt, we will mail you a notice stating the amount needed to keep the Contract in force. That amount will equal a premium which we estimate will keep the Contract in force for three months from the date of default. We grant a 61-day grace period from the date we mail the notice to pay the amount. If you send us a payment during the grace period and we receive it after a Monthly Date has occurred, we will credit interest to the Contract Fund from the date your Contract went into default to the date we received your payment, and then return to crediting interest on subsequent Monthly Dates. If the Contract lapses or is surrendered, the amount of unpaid Contract Debt will be treated as a distribution and will be immediately taxable to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income, which we are required to report to the IRS. See LAPSE AND REINSTATEMENT and Tax Treatment Of Contract Benefits.
If your Contract includes the Overloan Protection Rider and you meet the requirements to exercise the rider, you may have protection against lapse due to excess Contract Debt. See Overloan Protection Rider. Having Contract Debt will prevent any no-lapse guarantee from protecting the Contract from lapse. See NO-LAPSE GUARANTEE. No persistency credit will be calculated on the amount of any Contract loans. See Persistency Credit.
Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See Tax Treatment Of Contract Benefits.
Any Contract Debt will directly reduce a Contract's Cash Surrender Value and will be subtracted from the Death Benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future Death Benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.
Loan repayments are applied to reduce the total outstanding Contract Debt, which is equal to the principal plus accrued interest. Interest accrues daily on the total outstanding Contract Debt, and making a loan repayment will reduce the amount of interest accruing.
Loan repayments will be applied towards the loan according to when they are received. Loan interest is due on your Contract Anniversary. If we receive your loan repayment within 21 days prior to your Contract Anniversary, we will apply the repayment towards interest due. Any loan repayment amount exceeding the interest due is applied towards the existing principal amount.
If we receive your loan repayment at any time outside of 21 days prior to your Contract Anniversary, we will apply the repayment towards the principal amount. For any repayment exceeding the principal amount, we will apply the remainder of the loan repayment towards the interest due.
When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay. Interest credits accrued on the
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repaid portion of the loan since the last transaction date will be applied to the Contract Fund on the next Monthly Date. We will apply the loan repayment to the investment allocation used for future premium payments as of the loan repayment date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.
Withdrawals
You may withdraw a portion of the Contract's Cash Surrender Value without surrendering the Contract, subject to the following restrictions.
(1)We must receive a request for the withdrawal in Good Order at our Service Office.
(2)Your Contract’s Cash Surrender Value after the withdrawal may not be less than or equal to zero after deducting (a) any charges associated with the withdrawal and (b) an amount that we estimate will be sufficient to cover two months of Contract Fund deductions.
(3)The withdrawal amount must be at least $500.
(4)The Basic Insurance Amount after withdrawals must be at least equal to the minimum Basic Insurance Amount shown in the Contract.
(5)Your Contract must not be in force under the provisions of the Overloan Protection Rider.
We may charge a transaction fee of up to $25 for each withdrawal.  Currently, we do not charge a fee for a withdrawal. A withdrawal may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawal of the Cash Surrender Value may have tax consequences. See Tax Treatment Of Contract Benefits.
Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. The withdrawal may also decrease the Basic Insurance Amount, which may result in the deduction of a surrender charge. See Surrender Charge. Withdrawals from a Contract with a Type B or Type C Death Benefit will not change the Basic Insurance Amount. However, under most circumstances, withdrawals from a Contract with a Type A Death Benefit require a reduction in the Basic Insurance Amount. It is possible a withdrawal from a Contract with a Type A Death Benefit will not decrease the Basic Insurance Amount if the Contract Fund has grown to the point where the base Contract’s Death Benefit has been increased as required by the Internal Revenue Code's definition of life insurance test. See Tax Treatment Of Contract Benefits.
The following table provides a hypothetical example of a withdrawal from a Contract with a Type A Death Benefit. The example assumes the withdrawal occurred in the 5th Contract Year, no Contract Debt, the Death Benefit was not increased to satisfy the definition of life insurance test, and no change to the Basic Insurance Amount has previously occurred.

Example of a Type A Death Benefit Withdrawal
Net amount of withdrawal:		$10,000
Withdrawal surrender charge (2% reduction):		$60
Gross amount of withdrawal:		$10,060
Contract values (current)	Before	After
Basic Insurance Amount:	$500,000	$490,000
Death Benefit amount:	$500,000	$490,000
Contract Fund value:	$100,000	$89,940
Contract surrender charge	$3,000	$2,940
No withdrawal will be permitted from a Contract with a Type A Death Benefit if it would result in a Basic Insurance Amount of less than the minimum Basic Insurance Amount shown under Contract Limitations in your Contract’s data pages. It is important to note, however, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal that causes a decrease in Basic Insurance Amount, you should consult with your tax adviser and your financial professional. See Tax Treatment Of Contract Benefits.
Currently, we will provide an authorization form if your withdrawal request causes a decrease in Basic Insurance Amount that results in your Contract being classified as a Modified Endowment Contract. The authorization form will confirm that you are aware of your Contract becoming a Modified Endowment Contract if the transaction is completed. We will complete the transaction and send a confirmation notice after we receive the completed authorization form in Good Order at a Service Office.
When a withdrawal is made, the Contract Fund is reduced by the withdrawal amount and any charges associated with the withdrawal. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise. Withdrawal of any portion of the Cash Surrender Value increases the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default. Withdrawals may also affect whether a Contract is kept in force under the No-Lapse Guarantee. See NO-LAPSE GUARANTEE.
Surrender Of a Contract
You may surrender your Contract at any time for its Cash Surrender Value while the insured is living. To surrender your Contract, we may require you to deliver or mail the following items in Good Order to a Service Office: (a) the Contract, (b) a signed request for surrender, (c) any tax withholding information required under federal or state law, and (d) the authorization of any assignee or irrevocable beneficiary. The Cash Surrender Value will be determined as of the end of the Valuation Period in which a surrender request is received in Good Order at a Service Office. Surrender of a Contract may have tax consequences and a surrender charge may apply. See Tax Treatment Of Contract Benefits and Surrender Charge.
Fixed reduced paid-up insurance is an alternative to surrendering your Contract. Fixed reduced paid-up insurance provides paid-up insurance, the amount of which will be paid when the insured dies. There will be cash values and loan values. The loan interest rate for fixed reduced paid-up insurance is 5.5%. Upon surrender of the Contract, the amount of fixed reduced paid-up insurance depends upon the Cash Surrender Value and the insured’s issue age, sex, smoker/
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nonsmoker status, and the length of time since the Contract Date.
Additional requirements exist if you are exchanging your Contract for a new one at another insurance company. Specifically, we require a properly signed assignment to change ownership of your Contract to the new insurer and a request for surrender, signed by an authorized officer of the new insurer. The new insurer should submit these documents directly to us by sending them in Good Order to our Service Office. Generally, we will pay your Contract’s Cash Surrender Value to the new insurer within seven days after all the documents required for such a payment are received in Good Order at our Service Office.
When Proceeds Are Paid
Generally, we will pay any Cash Surrender Value, loan proceeds, or withdrawal within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The amount will be determined as of the end of the Valuation Period in which the necessary documents are received in Good Order at the office designated to receive that request.
We may delay payment of proceeds from the Variable Investment Option(s) if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of loans, withdrawals, and the Cash Surrender Value (including surrenders of fixed reduced paid-up contracts) attributable to the Fixed Rate Option for up to six months. We will pay interest of at least 0.5% per year if such a payment is delayed for more than 10 days.
LAPSE AND REINSTATEMENT
We will determine the value of the Contract Fund on each Monthly Date. If the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, the Contract is in default, unless it remains in force under a No-Lapse Guarantee. See NO-LAPSE GUARANTEE. Separately, if the Contract Debt ever grows to be equal to or more than the Contract Fund less any applicable surrender charge, the Contract will be in default, unless it remains in force under the Overloan Protection Rider. See Overloan Protection Rider. Should this happen, we will send you a notice of default setting forth the payment which we estimate will keep the Contract in force for three months from the date of default. A 61-day grace period will begin from the date the notice of default is mailed. Your payment must be received or postmarked within the 61-day grace period or the Contract will end and have no value. To prevent your Contract from lapsing, your payment must be in Good Order when received at the Payment Office. A Contract that lapses with an outstanding Contract loan may have tax consequences. See Tax Treatment Of Contract Benefits.
A Contract that lapses may be reinstated within five years from the date of default, if the following conditions are met:
(a)We receive a written request for reinstatement in Good Order at our Service Office;
(b)Renewed evidence of insurability is provided on the insured;
(c)The insured is living on the date the Contract is reinstated; and
(d)Submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for three months from the date of reinstatement.
The reinstatement date will be the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund. If we approve the reinstatement, we will credit the Contract Fund with an amount equal to the surrender charge applicable as of the date of reinstatement. We reserve the right to change the requirements to reinstate a lapsed Contract.
TAXES
Tax Treatment Of Contract Benefits
This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income tax impact will be in all circumstances. It is based on current tax law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own tax adviser for complete information and advice.
Treatment As Life Insurance
The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract’s investments. For further information on the diversification requirements, see the Taxation section in the statements of additional information for the Funds.
In order to meet the definition of life insurance rules for income tax purposes, the Contract must satisfy one of the two following tests: (1) the Cash Value Accumulation Test or (2) the Guideline Premium Test. At issue, the Contract Owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.
Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of Death Benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's Death Benefit may increase as the Contract Fund value increases. The Death Benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable Attained Age factor. Attained Age factors vary based on the Attained Age, sex, and smoker classification of the insured, as well as the issue date of the Contract. For example, for Contracts issued before January 1, 2021, the Attained Age factors for a male, age 35, with a nonsmoker underwriting classification range from 5.62 in the first year to 1.00 at age 121 and older. For Contracts issued on or after January 1, 2021, the Attained Age factors for male, age 35, with a nonsmoker underwriting classification range from 2.48 in the first year to 1.00 at age 121 and older.
Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.
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This ratio, however, is less than the required ratio under the Cash Value Accumulation Test. Therefore, the Death Benefit required under this test is generally lower than that of the Cash Value Accumulation Test. The Attained Age factors are based on the Attained Age of the insured. For example, the Attained Age factors for an insured age 35 range from 2.50 in the first year to 1.00 at age 95 and older.
A listing of Attained Age factors for the insured can be found on your Contract’s data pages.
The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the insured’s age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract.
Changes in your Contract may result in your Contract being considered newly issued and require “re-testing” of a Contract under either the Cash Value Accumulation Test or Guideline Premium Test using the mandatory Commissioners Standard Ordinary Mortality Table and prescribed interest rates as of that date.
You should consult your own tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.
We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:
•you will not be taxed on the growth of the Contract Fund unless you receive a distribution from the Contract or if the Contract lapses or is surrendered, and
•the Contract's Death Benefit will generally be income tax free to your beneficiary. However, your Death Benefit may be subject to estate taxes.
Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes — which will be applied uniformly to all Contract Owners after advance written notice — that we deem necessary to ensure that the Contract will qualify as life insurance or to comply with applicable federal tax law.
The Contract may not qualify as life insurance under federal tax law after the Insured has attained age 100 and may be subject to adverse tax consequences. A tax advisor should be consulted before you choose to continue the Contract after the insured reaches age 100.
Pre-Death Distributions
The tax treatment of any distribution you receive before the insured’s death depends on whether or not the Contract is classified as a Modified Endowment Contract.
Contracts Not Classified As Modified Endowment Contracts
•If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Cash Surrender Value used to repay Contract Debt. In other words, you will immediately have taxable income to the extent of gain in the Contract. Reinstatement of the Contract after lapse will not eliminate the taxable income which we are required to report to the IRS. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.
•Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract Years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.
•Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.
•Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax unless the Contract is surrendered or lapsed.
Modified Endowment Contracts
•The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums substantially in excess of Scheduled Premiums are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). The addition of a rider or an increase in the Basic Insurance Amount may also cause the Contract to be classified as a Modified Endowment Contract if a significant premium is paid in conjunction with an increase or the addition of a rider. We will notify you if a premium or a change in the Basic Insurance Amount would cause the Contract to become a Modified Endowment Contract and advise you of your options. You should first consult a tax adviser and your Pruco Life of New Jersey representative if you are contemplating any of these steps.
•If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured’s death, including loans and withdrawals, are included in income to the extent that the Contract Fund before surrender charges exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excluded from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.
•Any taxable income on pre-death distributions (including full surrenders) is subject to a 10% additional tax unless the amount is received on or after age 59½, on account of your becoming disabled or as a life annuity. It is presently unclear how the 10% additional tax provision applies to Contracts owned by businesses.
•All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.
•Changes in the Contract, including changes in death benefits, may require additional testing to determine whether the Contract should be classified as a Modified Endowment Contract.
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Investor Control
The tax law limits the amount of control you may have over choosing investments for the Contract. If this “investor control” rule is violated the Contract assets will be considered owned directly by you and lose the favorable tax treatment generally afforded life insurance. Treasury Department regulations do not provide specific guidance concerning the extent to which you may direct your investment in the particular Variable Investment Options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract Owners and will be made with such notice to affected Contract Owners as is feasible under the circumstances.
Income Tax Withholding
You must affirmatively elect that no income taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to income tax withholding. You are not permitted to elect out of income tax withholding if you do not provide a social security number or other taxpayer identification number, or payment is made outside the United States. You may be subject to penalties under the estimated tax payment rules if your income tax withholding and estimated tax payments are insufficient to cover the income tax due.
Other Tax Considerations
If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. In addition, if you transfer your Contract to a foreign person, we are required to provide an information return regarding the transfer to you and the IRS.
Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.
Deductions for interest paid or accrued on Contract Debt or on other loans that are incurred or continued to purchase or carry the Contract may not be permitted under the tax law.
Business-Owned Life Insurance
If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract Owners generally cannot deduct premium payments. Business Contract Owners generally cannot take tax deductions for interest on Contract Debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on Contract loans for up to 20 key persons. The interest deduction for Contract Debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person.
For business-owned life insurance coverage issued after August 17, 2006, Death Benefits will generally be taxable as ordinary income to the extent it exceeds cost basis. Life insurance Death Benefits will continue to be generally income tax free if, prior to Contract issuance, the employer provided a prescribed notice to the proposed insured/employee, obtained the employee's consent to the life insurance, and one of the following requirements is met: (a) the insured was an employee at any time during the 12-month period prior to his or her death; (b) the insured was a director or highly compensated employee or individual (as defined in the Internal Revenue Code) at the time the Contract was issued; or (c) the Death Benefits are paid to the insured's heirs or his or her designated beneficiaries (other than the employer), either directly as a Death Benefit or received from the purchase of an equity (or capital or profits) interest in the applicable Contract Owner. Annual reporting and record keeping requirements will apply to employers maintaining such business-owned life insurance.
Sales Of Issued Life Insurance Contracts To Third Parties
If you sell your Contract to a third party who the insured does not have a substantial family, financial or business relationship with (as defined in the Internal Revenue Code and accompanying Treasury Regulations), then the sale may be considered to be a reportable policy sale.
The purchaser of your Contract in a reportable policy sale is required to submit a Form 1099-LS to us, the IRS and the seller. Once received, we are required to report your Cash Surrender Value and cost basis information with respect to the Contract as of the date of the sale to the IRS and the seller. In addition, if a sale is a reportable policy sale, then all or part of the Death Benefit will be subject to income tax and tax reported by us when paid to the beneficiary.
Tax‑Qualified Pension Plans
You may have acquired the Contract to fund a pension plan that qualifies for tax favored treatment under the Internal Revenue Code. Such Contracts must satisfy the minimum Basic Insurance Amount requirements outlined in the Contract and can never be less than $10,000. Increases and decreases of the Basic Insurance Amount may be allowed under the terms of the Contract and are subject to certain conditions. The monthly charge for anticipated mortality costs and illustrated premium is the same for male and female insureds of a particular age and underwriting classification, as required for insurance and annuity Contracts sold to tax-qualified pension plans. We provided you with illustrations showing premiums and charges if you wished to fund a tax-qualified pension plan. We reserve the right to restrict the availability of certain riders for Contracts issued in connection with a tax-qualified pension plan. You should consult a qualified tax advisor before purchasing a Contract in connection with a tax-qualified pension plan to confirm, among other things, the suitability of the Contract for your particular plan.
Company Taxes
Under current law, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, we may impose a corresponding charge against the Account.
We will pay company income taxes on the taxable corporate earnings created by this Contract from investments in the Separate Account assets. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Contract. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or general account.
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In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions.
We do not pass these tax benefits through to Contract Owners with investments in Separate Account assets because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Contract.
DISTRIBUTION AND COMPENSATION
Pruco Securities, an indirect wholly owned subsidiary of Prudential Financial, Inc., acts as the principal underwriter of the Contract. Pruco Securities, organized as an LLC on September 22, 2003, under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities’ principal business address is 751 Broad Street, Newark, New Jersey 07102. Pruco Securities serves as principal underwriter of the individual variable insurance Contracts issued by us. The Contracts are sold by registered representatives who are also our appointed insurance agents under state insurance law. The Contracts are sold through other broker-dealers authorized by Pruco Securities and applicable law to do so. Registered representatives of different broker‑dealers may be paid on a different basis. Pruco Securities received gross distribution revenue for its variable life insurance products of $575,994,944 in 2024, $480,489,201 in 2023, and $434,967,961 in 2022. Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under a strategic relationship with an unaffiliated broker-dealer, Pruco Securities receives a portion of compensation with respect to sales of its variable life insurance products. Pruco Securities retained compensation of $4,278,834 in 2024, $4,084,003 in 2023, and $3,890,506 in 2022.
Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration ("firms") according to one or more schedules. The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. Compensation is based on a premium value referred to as the Commissionable Target Premium. The Commissionable Target Premium is equal to the first Contract Year's surrender charge (which is found in your Contract Data pages) divided by the percentage of Sales Load Target Premium at the start of Contract Year one from the table in the Surrender Charge section of this prospectus, plus the premium for any riders. The Commissionable Target Premium will vary based on the issue age, sex, and underwriting classification of the insured as well as the Basic Insurance Amount and certain riders selected by the Contract Owner. For Type B Death Benefit Contracts, the Commissionable Target Premium, Sales Load Target Premium and Surrender Charge Target Premiums will vary from Contracts with Type A or Type C Death Benefits.
Broker-dealers will receive compensation of up to 99% of premiums received in the first 12 months following the Contract Date on total premiums received since issue up to the Commissionable Target Premium, up to 22% of Commissionable Target Premium received in year two, up to 10% in years three and four, and up to 8.5% of the Commissionable Target Premium received in years five through 10. Moreover, broker-
dealers will receive compensation of up to 5% on premiums received in year one, up to 3.75% on premiums received in years two through four, and up to 2.5% on premiums received in years five through 10 to the extent that premiums paid in any year exceed the Commissionable Target Premium.
Registered Representatives who sell the Contract are also appointed by and contracted with Prudential as insurance agents for the sale of the Contract, and are eligible to engage in sales of other variable and non-variable Prudential life insurance and annuity products for which they may also be eligible for compensation, subject to applicable regulatory requirements.
In addition, in an effort to promote the sale of our variable products (which may include the placement of our Contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell the Contract, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing, and administrative and/or other services they provide to us or our affiliates. To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different contract that is not eligible for these compensation arrangements.
A list of the names of the firms (or their affiliated broker-dealers) that we are aware of (as of December 31, 2024) that received payment or accrued a payment amount with respect to variable product business during 2024 may be found in the statement of additional information. The least amount of cash compensation paid or accrued and the greatest amount paid or accrued during 2024 were $0.01 and $46,285,549.55, respectively.
While compensation is generally taken into account as an expense in considering the charges applicable to a variable life insurance product, any such compensation will be paid by us, and will not result in any additional charge to you or to the Account. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
In addition, we or our affiliates may provide compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
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LEGAL PROCEEDINGS
Pruco Life of New Jersey and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be material with respect to the Contract Owner’s interest in the Separate Account, nor would any of these proceedings be likely to have a material adverse effect on the Separate Account, Pruco Life of New Jersey’s ability to meet our obligations under the Contracts or Pruco Securities’ ability to perform its obligations with respect to the distribution of the Contracts. For more information, see the financial statements of Pruco Life of New Jersey in the statement of additional information.
FINANCIAL STATEMENTS
Our audited financial statements are hereby incorporated by reference into the statement of additional information and should be considered only as bearing upon our ability to meet our obligations under the Contract. The Account’s audited financial statements are hereby incorporated by reference into the statement of additional information to this prospectus.
ADDITIONAL INFORMATION
We have filed a registration statement with the SEC under the Securities Act of 1933 relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549, by telephoning 202-551-8090, or by emailing PublicInfo@SEC.gov, upon payment of a prescribed fee.
To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding"), in lieu of sending a copy to each Contract Owner that resides in the household. You should be aware that you can revoke or "opt out" of householding at any time by calling 800-778-2255.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life of New Jersey delivers this prospectus to Contract Owners that reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Contract Owners while outside of the United States.
You may contact us for further information at the address and telephone number inside the front cover of this prospectus. For service or questions about your Contract, please contact our Service Office at the phone number on the back cover or at P.O. Box 7390, Philadelphia, Pennsylvania 19176.
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APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
Large-Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) - Capital Research and Management CompanySM	0.53%	24.23%	13.01%	12.20%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.85%^	11.90%	6.47%	6.66%
Fixed Income	AST Core Fixed Income Portfolio (includes all assets from AST Global Bond Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.68%	1.44%	(0.93)%	1.72%
Global/International	AST International Equity Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	1.00%^	5.46%	5.52%	7.25%
Balanced	AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly AST J.P. Morgan Tactical Preservation Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / J.P. Morgan Investment Management Inc.	0.92%^	6.20%	3.49%	4.14%
Large-Cap Blend	AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio and AST MFS Global Equity Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Large-Cap Growth	AST Large-Cap Growth Portfolio (includes all assets from AST Mid-Cap Growth Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; J.P. Morgan Investment Management Inc.; Putnam Investment Management, LLC; T. Rowe Price Associates, Inc.	0.86%	30.16%	15.38%	15.50%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; Hotchkis & Wiley Capital Management, LLC; Putnam Investment Management, LLC	0.79%^	9.93%	9.72%	8.82%
Balanced	AST PGIM Aggressive Multi-Asset Portfolio (formerly AST Prudential Growth Allocation Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.90%	13.69%	6.26%	6.60%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC; AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management Inc.; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Putnam Investment Management, LLC	0.88%^	7.80%	3.34%	4.34%
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Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Small-Cap Growth	AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth, includes all assets from AST Small-Cap Value Portfolio) - PGIM Investments LLC; AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Dimensional Fund Advisors, LP; Driehaus Capital Management LLC.; Hotchkis & Wiley Capital Management, LLC; TimesSquare Capital Management, LLC	0.97%^	14.86%	8.61%	9.69%
Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	1.05%^	12.33%	9.00%	7.22%
Large-Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management Limited	0.92%	24.58%	13.18%	11.25%
Global/International	CVT EAFE International Index Portfolio (Class F) - Calvert Research and Management	0.68%^	2.95%	4.18%	4.60%
Large-Cap Blend	CVT Nasdaq 100® Index Portfolio (Class F) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.73%^	24.89%	19.29%	17.64%
Mid-Cap Blend	CVT S&P MidCap 400® Index Portfolio (Class F) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.53%^	13.29%	9.77%	9.07%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	17.18%	11.06%	8.94%
Global/International	Janus Henderson Overseas Portfolio (Service Shares) - Janus Henderson Investors US LLC	1.13%	5.58%	6.95%	5.29%
Specialty	MFS® Utilities Series (Initial Class) - Massachusetts Financial Services Company	0.79%^	11.66%	5.88%	6.29%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) - Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) (includes all assets from PSF Mid-Cap Growth Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	11.99%	8.25%	8.14%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	6.86%	4.68%	4.84%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	6.00%	3.75%	3.76%
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GLOSSARY                                                 TABLE OF CONTENTS

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	10.79%	7.38%	7.25%
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.76%	6.09%	3.23%	3.54%
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	7.71%	4.11%	3.96%
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	7.58%	3.88%	3.99%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	8.84%	6.06%	6.11%
^The Fund’s annual current expense reflects temporary fee reductions.

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GLOSSARY                                                 TABLE OF CONTENTS
GLOSSARY: Definitions Of Special Terms Used In This Prospectus
Attained Age – The insured's age on the Contract Date plus the number of years since then.
Basic Insurance Amount – The total amount of life insurance as shown in the Contract. Does not include any riders that may be attached to the Contract.
Cash Surrender Value – The amount payable to the Contract Owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract Debt and minus any applicable surrender charge. Also referred to in the Contract as “Net Cash Value.”
Contract – The variable universal life insurance Contract described in this prospectus.
Contract Anniversary – The same date as the Contract Date in each later year.
Contract Date – The date the Contract is effective, as specified in the Contract.
Contract Debt – The principal amount of all outstanding loans plus any interest accrued thereon.
Contract Fund – The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts in all the Variable Investment Options and the Fixed Rate Option, and the principal amount of any Contract Debt plus any interest earned thereon.
Contract Owner – You. Unless a different owner is named in the application, the owner of the Contract is the insured.
Contract Year – A year that starts on the Contract Date or on a Contract Anniversary.
Death Benefit – If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract Debt.
Fixed Rate Option – An investment option under which interest is accrued daily at a rate that we declare periodically, but not less than an effective annual rate of 1%.
Fund – Amounts you invest in a Variable Investment Option will be invested in a corresponding Fund of the same name. A Fund may also be called a "portfolio."
Good Order – An instruction utilizing such forms, signatures, and dating as we require, which is sufficiently clear and complete and for which we do not need to exercise any discretion to follow such instructions.
Internal Revenue Code – The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Limited No-Lapse Guarantee Premiums – Premiums that, if paid at the beginning of each Contract Year, will keep a Contract with a Type A or a Type B Death Benefit in force until the insured's Attained Age 75, or if later, during the first 10 Contract Years, regardless of investment performance and assuming no loans or withdrawals.
Monthly Date – The Contract Date and the same date in each subsequent month.
Net Amount At Risk – The amount by which the Contract’s Death Benefit exceeds the Contract Fund. For example, if the Contract's Death Benefit is $500,000 and the Contract Fund is $100,000, the Net Amount At Risk is $400,000.
No-Lapse Guarantee – Sufficient premium payments, on an accumulated basis, will guarantee that your Contract will not lapse for a specified duration and a Death Benefit will be paid upon the death of the insured, regardless of investment experience and assuming no loans or withdrawals.
Payment Office – The office at which we process premium payments, loan payments, and payments to bring your Contract out of default. Your correspondence will be picked up at the address on your bill to which you are directed to send these payments and then delivered to our Payment Office.  For items required to be sent to our Payment Office, your correspondence is not considered received by us until it is received at our Payment Office. Where this Prospectus refers to the day when we receive a premium payment, loan payment or a payment to bring your Contract out of default, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Payment Office. There are two main exceptions: if the item is received at our Payment Office (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Pruco Life Insurance Company of New Jersey – Pruco Life of New Jersey, us, we, our. The company offering the Contract.
Sales Load Target Premium – A premium that is used to determine sales load and varies by the insured's issue age, sex, and underwriting classification, as well as any riders selected by the Contract Owner.
Separate Account – Amounts under the Contract that are allocated to the Fund(s) are held by us in a Separate Account called the Pruco Life of New Jersey Variable Appreciable Account (the "Account" or the "Registrant"). The Separate Account is set apart from all of our general assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Pruco Life of New Jersey conducts.
Service Office – The office at which we process allocation change requests, withdrawal requests, surrender requests, transfer requests, ownership change requests and assignment requests. Correspondence with our Service Office should be sent to P.O. Box 7390, Philadelphia, Pennsylvania 19176. Your correspondence will be picked up at this address and then delivered to our Service Office.  For requests required to be sent to our Service Office, your request is not considered received by us until it is received at our Service Office. Where this Prospectus refers to the day when we receive a request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Service Office or via the appropriate telephone number, fax number, or website if the item is a type we accept by those means. There are two main exceptions: if the request is received (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
Short Term No-Lapse Guarantee Premiums – Premiums that, if paid at the beginning of each Contract Year, will keep the Contract in force during the first eight Contract Years (six Contract Years for issue ages 60 and above), regardless of investment performance and assuming no loans or withdrawals.
Valuation Period – The period of time from one determination of the value of the amount invested in a Variable Investment Option to the next. Such determinations are made when the net asset values of the Variable Investment Options are calculated,
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GLOSSARY                                                 TABLE OF CONTENTS
which would be as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).
Variable Investment Options – The investment options of the Account. When you choose a Variable Investment Option, we purchase shares of the Fund that corresponds to that option. We hold these shares in the Account.
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(This page is intentionally left blank.)

To Learn More About PruLife® Custom Premier II
____________________________________________________________________________________________________________

The statement of additional information ("SAI") is legally a part of this prospectus, both of which are filed with the SEC under the Securities Act of 1933, Registration No. 333-229277. The SAI contains additional information about the Pruco Life of New Jersey Variable Appreciable Account. The SEC maintains a website (www.SEC.gov) that contains the PruLife® Custom Premier II SAI, material incorporated by reference, and other information about us. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: PublicInfo@SEC.gov.
You can call us at 800-778-2255 to ask us questions, request information about the Contract, and obtain copies of the SAI or other documents without charge. You can also view the SAI located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us at:
Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102

EDGAR Class/Contract Identifier: C000210912
Investment Company Act of 1940: Registration No. 811-03974

PROSPECTUS SUPPLEMENT
Supplement dated May 1, 2025, to the prospectus dated May 1, 2025.
This supplement is not applicable to Contracts applied for on or after February 14, 2022.
PruLife® Custom Premier II

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
This supplement should be read and retained with the current prospectus for your Variable Life Insurance Contract. This supplement is intended to accompany the prospectus and provides information on your Variable Life Insurance Contract’s S&P 500® Indexed Account Rider option.  If you would like another copy of the current prospectus, please contact us at 800-778-2255.
S&P 500® INDEXED ACCOUNT RIDER
This supplement provides for an additional rider to the Contract called the S&P 500® Indexed Account Rider. This rider provides for the addition of an investment option - the S&P 500® Indexed Account. This investment option may not be available through all brokers. There is no charge for this rider and it may be added after Contract issuance. This rider is not available to Contracts applied for on or after February 14, 2022.
Capitalized terms used in this supplement are defined herein or in the prospectus.
INVESTING THROUGH THE S&P 500® INDEXED ACCOUNT
The S&P 500® Indexed Account (“Indexed Account”) is an optional investment option that offers the opportunity to earn an interest credit based in part on the performance of the external index, the S&P 500® Index, subject to minimums and maximums. The Indexed Account provides limited exposure to potential market growth opportunities with a certain level of protection in down market cycles.
The S&P 500® Index Values used in Indexed Account calculations are exclusive of dividends. Although the Indexed Account provides interest credits linked to the S&P 500® Index, money placed in the Indexed Account is not a direct investment in the S&P 500® Index (you cannot invest directly in the index). You are not purchasing or investing in any of the stocks that make up the Index and therefore have no rights of ownership such as the right to earn dividends, receive distributions or the right to vote.
Amounts in the Indexed Account become part of your Contract Fund. The Indexed Account is comprised of one or more Segments. When you allocate premiums or transfer funds to the Indexed Account, we place those funds temporarily into an account called the Fixed Holding Account. Then, once each month, we transfer the entire balance of the Fixed Holding Account into the Indexed Account. Each time we transfer the value of the Fixed Holding Account to the Indexed Account, we create an Indexed Account Segment. These Segments are the components of the Indexed Account that qualify for Index Interest Credits. Each Segment matures one year (point to point) from the date it was created. At Segment maturity we determine the change in Index Value and apply the Segment's predetermined Participation Rate, Index Growth Floor, and Index Growth Cap to calculate the Index Growth Rate. We then subtract the guaranteed minimum Index Growth Floor (which is credited daily) from the Index Growth Rate and multiply the result by the Average Daily Segment Value. The outcome of these calculations determines the Segment’s Index Interest Credit and final Segment maturity value.
Each of these functions and components of the Indexed Account are described further below. It is important that you understand how the Indexed Account functions as well as its limitations and impacts on other Contract features and functions.
All guarantees are based on our claims paying ability and financial strength. Current and historical S&P 500® Indexed Account rates and performance can be found at www.Prudential.com/eProspectus.
Premium Allocations To the Indexed Account
Net premiums are allocated to your investment options pursuant to your premium allocation instructions. You may allocate up to 100% of your net premiums to the Indexed Account. Net premium allocation instructions are also used for any other amounts placed into the Contract Fund, such as loan repayments, interest credits on outstanding loans, any Enhanced Disability Benefit payment, and any added persistency credit.
Fixed Holding Account
Net premiums and other amounts allocated to the Indexed Account, or funds requested to be transferred to the Indexed Account, will be temporarily placed in the Fixed Holding Account on the effective date of the payment or requested transfer, prior to being transferred to the Indexed Account on the Monthly Transfer date. Additionally, any portion of a maturing Segment allocated to the Indexed Account will also be placed in the Fixed Holding Account on the applicable Segment maturity date. Net premiums may not be directly allocated to the Fixed Holding Account, as it is only intended to temporarily hold the funds that are being allocated, or requested to be transferred, to the Indexed Account.
Amounts in the Fixed Holding Account are part of your Contract Fund. We guarantee that the part of the Contract Fund allocated to the Fixed Holding Account will accrue interest daily at an effective annual rate that we declare periodically, but not less than an effective annual rate of 1%. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so.

CP2NJIAR007                         1

Monthly Transfer
Each month the current value of the Fixed Holding Account (including any interest earned) is transferred into the Indexed Account. This Monthly Transfer occurs on the 15th day of each month. If the 15th of the month falls on a weekend or holiday, or any other time the New York Stock Exchange ("NYSE") is closed, the Monthly Transfer to the Indexed Account will process on the next business day, but we will use the last published Index Value preceding the Monthly Transfer date. For example, September 15, 2018, falls on a Saturday, therefore, the Monthly Transfer from the Fixed Holding Account to the Indexed Account would process on Monday, September 17, 2018, with a starting Index Value based on the closing Index Value from Friday, September 14, 2018.
We reserve the right to retain any funds in the Fixed Holding Account that were received into the Fixed Holding Account within two business days prior to a Monthly Transfer date until the following Monthly Transfer date. We will notify you in advance if we exercise this right.
Indexed Account Segments (“Segments”)
A new Indexed Account Segment may be created on each Monthly Transfer date. This is called the "Segment start date." Amounts transferred from the Fixed Holding Account are combined with any Designated Transfer amounts when creating the Segment. Segments may only be created on Monthly Transfer dates. At any given time, the value in the Indexed Account will be equal to the sum of the value in each Segment.
Once a Segment is created its Participation Rate, Index Growth Floor, and Index Growth Cap cannot be changed. No transfers may be requested out of a Segment prior to the Segment maturity date.
Designated Transfers
To facilitate large premium payments intended for the Indexed Account, you may establish reoccurring, monthly transfers, called Designated Transfers, to the Indexed Account. This will allow for multiple Segments to be created, over time, from one (or more) premium payment. When you create a Designated Transfer, we move the dollar amount specified from the Fixed Rate Option to the Indexed Account on the Monthly Transfer date. The amount of the Designated Transfer is combined with any amount transferred from the Fixed Holding Account to form a Segment. You may choose to limit the number of monthly Designated Transfers to a set number of occurrences. Designated Transfers must be specified in dollar amounts (not percentages). Designated Transfers may not originate from any of the Variable Investment Options. There is no minimum Designated Transfer dollar amount or number of occurrences.
If on any Monthly Transfer date, the value in the Fixed Rate Option is less than the specified amount, we will transfer the full value of Fixed Rate Option to the Indexed Account. Months where only a partial or no transfer takes place because the Fixed Rate Option has insufficient or no value will count against the number of months elapsed in your instructions. Your Designated Transfer instructions stay in effect until cancelled by you, are stopped by us due to certain situations described below under “Loans,” or the requested number of monthly occurrences have been processed. If the Fixed Rate Option value is zero and the Designated Transfer instructions have not been cancelled, stopped, or expired, Designated Transfers will automatically resume when the Fixed Rate Option value is replenished. You may change the amount of the Designated Transfer at any time and your new instructions will take effect on the next Monthly Transfer date. Your request to change or cancel your Designated Transfer instructions must be received in Good Order at our Service Office to become effective. We reserve the right to postpone the effective date for one month of any request to add or change a Designated Transfer, if the request is received within two business days of a Monthly Transfer date. We will notify you in advance if we exercise this right.
Segment Maturity
Segments mature one year from the Segment start date on which they were created. If the 15th of the month falls on a weekend or holiday, or any other time the NYSE is closed, the Segment's maturity will be processed on the next business day, but we will use the last published Index Value preceding the Segment maturity date. Continuing with the example under Monthly Transfer above, when the Index Interest is credited in September of 2019, it would be based on the closing Index Values from Friday, September 14, 2018, and Friday, September 13, 2019, since September 15, 2019, falls on a Sunday.
At Segment maturity, the Segment may be credited with an Index Interest Credit. If your Contract lapses or terminates before the Segment maturity date, no Index Interest will be credited.
After the Contract is issued (with this rider), you may submit maturing Segment allocation instructions that will direct the proceeds of a maturing Segment to your chosen investment option(s), including the Fixed Rate Option, the Indexed Account, or Variable Investment Options. You may only select up to five investment options in your maturing Segment allocation instructions. The maximum amount that can be allocated to the Variable Investment Options is 25% of the maturing Segment’s value. Allocation instructions must be in whole percentages totaling 100%. Your maturing Segment allocation instructions must be received in Good Order at our Service Office to become effective. By default, and unless maturing Segment allocation instructions are provided by you, 100% of the maturing Segment value will be allocated to the Indexed Account. Value from maturing Segments allocated to the Indexed Account will be temporarily placed into the Fixed Holding Account on the Segment maturity date and included in the current Monthly Transfer process to establish a new Segment.
We reserve the right to delay the election of, or changes to, maturing Segment allocation instructions that are received within two business days prior to a Monthly Transfer date. We will notify you in advance if we exercise this right.
Index Value
The Index Value on any date is the published value of the S&P 500® Index, excluding any dividends that may be paid by the firms that comprise the index, as of the close of business on that date. If there is no published closing value for the index on a Segment start date or a Segment maturity date, we will use the most recently published closing value for the index.
Participation Rate
The Participation Rate is the percentage of the gain (if any) in the Index Value that is used to calculate Index Growth Rate. When calculating the Index Growth Rate, the Participation Rate is applied before the Index Growth Floor and Index Growth Cap. Participation Rates for new Segments in the Indexed Account may change, but they will never be lower than the guaranteed minimum Participation Rate of 100%. Once a Segment is created, its Participation Rate will not change. The current Participation Rate in effect may be found on

CP2NJIAR007                         2

www.Prudential.com/eProspectus or obtained by contacting your Pruco Life of New Jersey representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
Index Growth Floor
The Index Growth Floor is the minimum rate of interest that will be credited to a given Segment and is used in determining the Index Growth Rate for each Segment. When calculating the Index Growth Rate, the Index Growth Floor is applied after the Participation Rate and before the Index Growth Cap.
The guaranteed minimum Index Growth Floor rate for the Indexed Account is 1% and each Segment is credited interest daily at this rate.  At segment maturity, the guaranteed Index Growth Floor rate will be deducted from the Index Growth Rate when determining the Index Interest Credit.
Index Growth Floors for new Segments are determined in advance. The Index Growth Floor for a given Segment is determined on its Segment start date. The Index Growth Floor may be raised or lowered at our discretion before the Segment is created but will never be lower than the guaranteed minimum Index Growth Floor. Once a Segment is created, its Index Growth Floor will not change. The floor is not a guarantee against loss, as the deduction of Contract charges and fees could reduce the overall cash value of the Indexed Account.  The current Index Growth Floor in effect may be found on www.Prudential.com/eProspectus or obtained by contacting your Pruco Life of New Jersey representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
Index Growth Cap
The Index Growth Cap is the maximum rate of interest a Segment may receive and is used in determining the Index Growth Rate for each Segment. When calculating the Index Growth Rate, the Index Growth Cap is applied after the Participation Rate and Index Growth Floor.
We guarantee a minimum Index Growth Cap of 3%. Index Growth Caps for new Segments are determined in advance. The Index Growth Cap for a given Segment is determined on the Segment start date. It may be raised or lowered at our discretion before the Segment is opened but will never be lower than the guaranteed minimum Index Growth Cap. Once a Segment is created its Index Growth Cap will not change. The current Index Growth Cap in effect may be found on www.Prudential.com/eProspectus or obtained by contacting your Pruco Life of New Jersey representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
Index Growth Rate
The Index Growth Rate is used in determining an Index Interest Credit. It equals: (a) divided by (b), minus 1, then times (c), but not less than (d) and not greater than (e), where:
(a)= the Index Value on the Segment maturity date
(b)= the Index Value on the Segment start date
(c)= the Participation Rate
(d)= the Index Growth Floor
(e)= the Index Growth Cap
Average Daily Segment Value (“ADSV”)
When a Segment matures, the ADSV is used along with the Index Growth Rate and guaranteed minimum Interest Rate Floor to calculate any Index Interest Credit. The ADSV is equal to the amount allocated to the Indexed Account Segment on the Segment start date less a prorated portion of the amounts withdrawn or deducted during the Segment’s duration. The prorating is based on the number of calendar days from the withdrawal, loan, or deduction transaction’s effective date to the Segment maturity date, divided by the number of calendar days from the Segment start date to the Segment maturity date. The prorating takes into account that a withdrawal, loan, or deduction occurring shortly after the Segment is created has more of an impact on the ADSV than a withdrawal, loan, or deduction occurring near the end of the Segment’s duration.
Index Interest Credit
On each Segment's maturity date, we will determine the Segment's Index Interest Credit and Segment maturity value. To determine the Index Interest Credit, we take the greater of: a) the Index Growth Rate minus the guaranteed minimum Index Growth Floor, and b) zero. The greater of these two values is multiplied by the Average Daily Segment Value to determine the Indexed Interest Credit. The Index Interest Credit is added to the value of the Segment on the maturity date to determine the final Segment maturity value.
Examples Of Index Interest Credit At Segment Maturity
The following hypothetical examples illustrate the value of a maturing Segment at the end of its 12-month term using various amounts of change in S&P 500® Index Values over the period. The example assumes the illustrated Segments were created with a starting value of $1,000, were not reduced due to any charges or distributions ($1,000 ADSV), and use current Participation Rate (100%), Index Growth Floor (1%), and Index Growth Cap (8%).

Example*	Change In S&P 500® Index Values	Index Growth Rate	Index Interest Credit	Segment Maturity Value
A.	-5%	1%	$0	$1,010
B.	1%	1%	$0	$1,010
C.	5%	5%	$40	$1,050
D.	10%	8%	$70	$1,080
*Example:
A.Demonstrates a negative change in the Index Value. The Index Growth Rate, however, is 1% due to the guaranteed minimum Index Growth Floor of 1%. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, no Index Interest Credit is available.
B.Demonstrates a positive change in the Index Value. The Index Growth Rate, however, is only 1%. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, no Index Interest Credit is available.
C.Demonstrates a positive change in the Index Value. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, a 4% Index Interest Credit is applied at Segment maturity.
D.Demonstrates a substantially positive change in the Index Value. The Index Growth Rate is limited by the Index Growth Cap. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, a 7% Index Interest Credit is applied at Segment maturity.

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IMPORTANT CONSIDERATIONS OF INVESTING THROUGH THE S&P 500® INDEXED ACCOUNT ON CONTRACT FUNCTIONS, FEATURES, AND RIDERS
The information below hereby modifies and amends the prospectus.
CHARGES AND EXPENSES
Unless you have directed otherwise, monthly Contract charges (Cost Of Insurance, Administrative Charge For the Basic Insurance Amount, Additional Mortality Charge For Certain Risks, and Charges For Rider Coverage) are generally deducted proportionately from the dollar amounts held in each of the Variable Investment Options and the Fixed Rate Option. If the amounts in the Variable Investment Options and the Fixed Rate Option are insufficient to cover the monthly charges, the Variable Investment Options and the Fixed Rate Option will be reduced to zero and the remaining amount due will be deducted first from the Fixed Holding Account and then (if necessary) from the Indexed Account. Monthly charges deducted from the Indexed Account will be taken from the most recently created Segment first and continue in a last in - first out (“LIFO”) manner, as needed.
Surrender Charge
If, during the first 10 Contract Years the Basic Insurance Amount is decreased (including as a result of a withdrawal or a Death Benefit type change), we may deduct a percentage of the surrender charge. The surrender charge is generally deducted proportionately from the dollar amounts held in each of the Variable Investment Options and the Fixed Rate Option. If the amounts in the Variable Investment Options and the Fixed Rate Option are insufficient to cover the surrender charge, the Variable Investment Options and the Fixed Rate Option will be reduced to zero and the remaining amount due will be deducted first from the Fixed Holding Account and then (if necessary) the Indexed Account. A surrender charge deducted from the Indexed Account will be taken from the most recently created Segment first and continue in a last in - first out (“LIFO”) manner, as needed.
Mortality And Expense Risk Charge
This charge is not assessed against amounts allocated to the Fixed Rate Option, the Fixed Holding Account, or the Indexed Account.
Allocated Charges
The Indexed Account and the Fixed Holding Account may not be used as a source fund for allocated charges.
RIDERS
Overloan Protection Rider
If you exercise this rider, any unloaned Contract Fund value remaining in the Variable Investment Options must be transferred to the Fixed Rate Option or the Indexed Account. Premium allocation instructions must be updated, if necessary, to only include the Fixed Rate Option and/or Indexed Account.
PREMIUMS
Allocation Of Premiums
In addition to the Variable Investment Options and the Fixed Rate Option, you may choose to allocate all or a portion of your net premiums to the Indexed Account. Initial and subsequent net premium amounts allocated to the Indexed Account will be placed in the Fixed Holding Account until the Monthly Transfer date. We reserve the right to retain any funds in the Fixed Holding Account that were received into the Fixed Holding Account within two business days prior to a Monthly Transfer date until the following Monthly Transfer date. We will notify you in advance if we exercise this right.
We reserve the right to initiate a transfer restriction period whenever a requested loan causes a reduction in value of a Segment. Net Premiums may not be allocated to the Indexed Account during this period. See Loans (below).
Transfers And Restrictions On Transfers
You may transfer amounts from the Variable Investment Options and/or the Fixed Rate Option to the Indexed Account. Amounts transferred to the Indexed Account will first be placed in the Fixed Holding Account until the Monthly Transfer date. Any such requested transfers count towards the limit of 12 transfers per Contract Year and the limit of 20 transfers per calendar year. Transfers from the Fixed Rate Option to the Indexed Account may be made in any amount or percentage and are exempt from the maximum amount limitations applied when requesting a transfer from the Fixed Rate Option to the Variable Investment Options. We reserve the right to retain any funds in the Fixed Holding Account that were received into the Fixed Holding Account within two business days prior to a Monthly Transfer date until the following Monthly Transfer date. We will notify you in advance if we exercise this right.
Other than at time of Segment maturity, you may not transfer any amounts from the Indexed Account to either the Variable Investment Options or the Fixed Rate Option.
You may not transfer amounts from the Fixed Holding Account to the Variable Investment Options. If you contact us and we agree, you may transfer amounts from the Fixed Holding Account to the Fixed Rate Option. Any such requested transfers from the Fixed Holding Account applies towards the limit of 12 transfers per Contract Year and the limit of 20 transfers per calendar year. Transfers from the Fixed Holding Account to the Fixed Rate Option may be made in any amount or percentage. You may not conduct transfers from the Fixed Holding Account via the website. We reserve the right to deny a transfer request from the Fixed Holding Account if the request is received within two business days prior to a Monthly Transfer date. We will notify you in advance if we exercise this right.
Designated Transfers do not count towards the limit of 12 transfers per Contract Year or the limit of 20 transfers per calendar year. We reserve the right to count such transfers towards the limit. The Fixed Rate Option transfer restrictions do not apply to Designated Transfers.
We reserve the right to initiate a transfer restriction period whenever a requested loan causes a reduction in value of a Segment. See Loans (below).
Dollar Cost Averaging
The Indexed Account and the Fixed Holding Account may not participate in dollar cost averaging.
Auto-Rebalancing
The Indexed Account and the Fixed Holding Account may not participate in auto-rebalancing.

CP2NJIAR007                         4

STANDARD DEATH BENEFITS
When Death Benefit Proceeds Are Paid
We have the right to delay payment of the Death Benefit attributable to the Fixed Rate Option, the Fixed Holding Account, and/or the Indexed Account for up to six months. We will pay interest of at least 0.5% per year if such a payment is delayed for more than 10 days.
CONTRACT VALUES
The total amount invested in the Contract Fund at any time consists of:
(a)the Variable Investment Options;
(b)the Fixed Rate Option;
(c)the Fixed Holding Account;
(d)the Indexed Account; and
(e)any Contract loan.
How the Contract’s Cash Surrender Value Will Vary
The Indexed Account and the Fixed Holding Account are part of the Contract Fund and therefore are included in the Contract’s Cash Surrender Value calculation. In addition to the variables listed in the prospectus, if you invest through the Indexed Account, the Contract Fund will vary daily also reflecting:
a)interest credited on any amounts allocated to the Fixed Holding Account;
b)interest credited at the guaranteed Index Growth Floor rate on any amounts in an Indexed Account Segment(s); and
c)any Index Interest Credit on a maturing Indexed Account Segment.
Persistency Credit
The Indexed Account and the Fixed Holding Account are part of the Contract Fund and therefore are includible in any persistency credit calculation.
Loans
When a loan is requested, an amount equal to the loan proceeds is transferred out of the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you direct us to take the loan amount from specific investment options, and we agree, the reduction will be made proportionally based on the loanable value held in each of the Variable Investment Options and the Fixed Rate Option. If the amounts in the Variable Investment Options and the Fixed Rate Option are insufficient to cover the requested loan amount, the Variable Investment Options and the Fixed Rate Option will be reduced by the maximum available loanable amount and the remaining amount will be deducted first from the Fixed Holding Account and then (if necessary) the Indexed Account. Loans deducted from the Indexed Account will be taken from the most recently created Segment first and continue in a last in - first out (“LIFO”) manner, as needed.
You may not direct a loan to be deducted only from the Indexed Account or the Fixed Holding Account.
We reserve the right to initiate a transfer restriction period whenever a requested loan causes a reduction in value of a Segment. The transfer restriction period is a 12-month period when no portion of a premium payment may be allocated to the Indexed Account, no transfers from the Variable Investment Options or Fixed Rate Option into the Indexed Account will be permitted, and Designated Transfers will be cancelled. This period begins on the date any portion of a loan causes a reduction in the value of a Segment, except to the extent such reduction is solely due to unpaid interest on the applicable loan. When the transfer restriction period ends, you will again be permitted to allocate premiums to, and transfer funds into, the Indexed Account, and you may provide new Designated Transfer instructions. We will notify you in advance if we exercise this right.
Withdrawals
When a withdrawal is made, an amount equal to the withdrawal amount plus any associated charges is deducted from the Variable Investment Options and/or the Fixed Rate Option, as applicable. Unless you direct us to take the withdrawal plus any associated charges from specific investment options, and we agree, the reduction of the Contract Fund will be made proportionally based on the value held in each of the Variable Investment Options and the Fixed Rate Option. If the amounts in the Variable Investment Options and the Fixed Rate Option are insufficient to cover the requested withdrawal amount plus any associated charges, the Variable Investment Options and the Fixed Rate Option will be reduced to zero and the remaining amount will be deducted first from the Fixed Holding Account and then (if necessary) from the Indexed Account. Withdrawals deducted from the Indexed Account will be taken from the most recently created Segment first and continue in a last in - first out (“LIFO”) manner, as needed.
You may not direct a withdrawal (and any associated charge), to be deducted only from the Indexed Account or the Fixed Holding Account.
When Proceeds Are Paid
We have the right to delay payment of the Cash Surrender Value (including surrenders of fixed reduced paid-up contracts) attributable to the Fixed Rate Option, the Fixed Holding Account, and/or the Indexed Account for up to six months. We will pay interest of at least 0.5% per year if such a payment is delayed for more than 10 days.
ABOUT THE S&P 500® INDEXED ACCOUNT AND FIXED HOLDING ACCOUNT
Amounts in the Indexed Account and Fixed Holding Account are part of our general account. The general account consists of all assets owned by us other than those in the Separate Account and in other separate accounts that have been or may be established by us. Subject to applicable law, we have sole discretion over the investment of the general account assets, and Contract Owners do not share in the investment experience of those assets. Instead, we guarantee that the part of the Contract Fund allocated to the Indexed Account and Fixed Holding Account will accrue interest as explained further in the section of this supplement entitled INVESTING THROUGH THE
S&P 500® INDEXED ACCOUNT. All guarantees are based on our claims paying ability and financial strength.
We believe that there are sufficient insurance elements and guarantees with respect to interests in the Indexed Account and Fixed Holding Account to qualify for an exemption from registration under the federal securities laws under Section 3(a)(8) of the Securities Act of 1933 and Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. We believe this rider is in substantial compliance with the conditions set forth in these laws and therefore it has not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company

CP2NJIAR007                         5

under the Investment Company Act of 1940. Any inaccurate or misleading disclosure regarding the Indexed Account and Fixed Holding Account is subject to certain generally applicable provisions of federal securities laws.
Although the performance of the S&P 500® Index is a factor we make reference to in determining the Indexed Value, the S&P 500® Index is not otherwise part of the Contract nor is it affiliated with us.
Discontinuation Or Change To the Indexed Account
If the S&P 500® Index is discontinued or if the index calculation is substantially changed, we reserve the right to substitute a comparable index subject to our discretion. Prior to the use of such substitute index, we will notify you and any assignee of record of the substitution.
We reserve the right to withdraw or close the Indexed Account if it is determined that the indexed account is subject to registration under the Securities Act of 1933, or for any other reason in our sole discretion. Upon withdrawal or closure of the Indexed Account, no new transfers to the Indexed Account will be allowed. We will require that you update your premium allocation and maturing Segment allocation instructions to eliminate any future allocation to the Indexed Account, and Designated Transfer instructions will be cancelled. If the Indexed Account is withdrawn or closed, we will notify you and any assignee of record.
Elements Subject To Change
Subject to any guarantees described in this supplement and shown in your Contract's data pages, we have the right to set and to change from time to time the following elements used in calculating the Index Interest Credit for the Indexed Account: Participation Rate, Index Growth Floor, and Index Growth Cap. We will not change the index elements more frequently than once per month. Any setting of, or changes to any element described above will take into consideration one or more factors including, but not limited to expenses, investment earnings, and profit. Changes will be based on our future expectations with respect to any one or more of the factors we use to determine such changes. Any changes in index elements will be on a class basis as we determine, and such changes may increase or decrease the Index Interest Credit for future Segments. All changes will be determined only prospectively.
Changes to the Participation Rate, Index Growth Cap, and Index Growth Floor are not tied to the performance of the S&P 500® Index. Note that the most current Participation Rate, Cap, and Floor can be found on www.Prudential.com/eProspectus or obtained by contacting your Pruco Life of New Jersey representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
About the S&P 500®
The S&P 500® is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Prudential for itself and affiliates including Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed by Pruco Life of New Jersey. It is not possible to invest directly in an index. Pruco Life of New Jersey’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes any representation or warranty, express or implied, to the owners of Pruco Life of New Jersey’s products or any member of the public regarding the advisability of investing in securities generally or in Pruco Life of New Jersey’s products particularly or the ability of the S&P 500® to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Pruco Life of New Jersey with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to Pruco Life of New Jersey or Pruco Life of New Jersey’s products. S&P Dow Jones Indices has no obligation to take the needs of Pruco Life of New Jersey or the owners of Pruco Life of New Jersey’s products into consideration in determining, composing or calculating the S&P 500®. S&P Dow Jones Indices is responsible for and have not participated in the determination of the prices, and amount of Pruco Life of New Jersey’s products or the timing of the issuance or sale of Pruco Life of New Jersey’s products or in the determination or calculation of the equation by which Pruco Life of New Jersey’s products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pruco Life of New Jersey’s products. There is no assurance that investment products based on the S&P 500® will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PRUCO LIFE OF NEW JERSEY, OWNERS OF PRUCO LIFE OF NEW JERSEY’S PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PRUCO LIFE OF NEW JERSEY OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

CP2NJIAR007                         6

STATEMENT OF ADDITIONAL INFORMATION
The date of this statement of additional information and of the related prospectuses is May 1, 2025.

Pruco Life of New Jersey Variable Appreciable Account (the "Account")
Pruco Life Insurance Company of New Jersey

PruLife® Custom Premier II
VARIABLE UNIVERSAL LIFE INSURANCE CONTRACTS

This statement of additional information is not a prospectus. Please review the PruLife® Custom Premier II prospectus (the “prospectus”), which contains information concerning the PruLife® Custom Premier II Contracts. You may obtain a copy of the prospectus without charge by calling us at 800-778-2255. You can also view the statement of additional information located with the prospectus at www.Prudential.com/eProspectus, or request a copy by writing to us.
The defined terms used in this statement of additional information are as defined in the prospectus.
Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102

GENERAL INFORMATION AND HISTORY
Description Of Pruco Life Insurance Company of New Jersey
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", “us”, “we”, or “our”) is a stock life insurance company founded on September 17, 1982, under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities only in the states of New Jersey and New York.
Control Of Pruco Life Insurance Company of New Jersey
Pruco Life of New Jersey is a wholly owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America (“Prudential”), a stock life insurance company founded on October 13, 1875, under the laws of the state of New Jersey. Prudential is a wholly owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”), a New Jersey insurance holding company for financial services businesses offering a wide range of insurance, investment management, and other financial products and services. The principal executive office of each of Prudential and Prudential Financial is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.
As Pruco Life of New Jersey’s ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey, Pruco Life and Prudential. However, neither Prudential Financial, Prudential, Pruco Life, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the Contract. Pruco Life of New Jersey and Pruco Life’s principal executive office is 213 Washington Street, Newark, New Jersey 07102.
State Regulation
Pruco Life of New Jersey is subject to regulation and supervision by the Department of Banking and Insurance of the state of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.
Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.
In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions, a separate statement with respect to the operations of all of its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.
Records
We maintain all records and accounts relating to the Account at our principal executive office. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.
Services And Third-Party Administration Agreements
Pruco Life of New Jersey and Prudential have entered into a Service Agreement pursuant to which Prudential furnishes to Pruco Life of New Jersey various services, including preparation, maintenance, and filing of accounts, books, records, and other documents required under federal or state law, and various other accounting, administrative, and legal services, which are customarily performed by the officers and employees of Prudential. Pruco Life of New Jersey reimburses Prudential for its costs in providing such services. Under this Agreement, Pruco Life of New Jersey has reimbursed Prudential $10,829,532 in 2024, $18,652,176 in 2023, and $16,853,346 in 2022, of which the life business accounted for $6,592,847, $9,229,505, and $9,882,676, respectively.
Our individual life reinsurance treaties covering PruLife® Custom Premier II Contracts provide for the reinsurance of a portion of the related mortality risk on a yearly renewable term basis.  Pruco Life of New Jersey or its affiliates retain any such mortality risk that is not ceded under these treaties.
On May 10, 2023, Fidelity Information Services (“FIS”) became a billing and payment services provider for Prudential, Pruco Life, and Pruco Life of New Jersey. FIS received $2,019,422 in 2024 from Prudential for services rendered. The principal business address of FIS is 601 Riverside Avenue, Jacksonville, Florida 32204.
Under a previous agreement, TransCentra, Inc. ("TransCentra") was a billing and payment services provider for Prudential, Pruco Life, and Pruco Life of New Jersey. TransCentra received $162,000 in 2024, $345,904 in 2023, and $916,094 in 2022, from Prudential for services rendered. TransCentra's principal business address is 4855 Peachtree Industrial Blvd, Suite 245, Norcross, GA 30092. TransCentra no longer provides the remittance processing services for Prudential, Pruco Life, and Pruco Life of New Jersey, or any of its affiliates.

Cyber Security And Business Continuity Risks
With the increasing use of technology and computer systems in general and, in particular, the internet to conduct necessary business functions, we are susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-
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allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber-attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters, and similar events, whether deliberate or unintentional, that could impact us and our Contract Owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to us. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value ("NAV") with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to us, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by us may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by us in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although we, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, we cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
INITIAL PREMIUM PROCESSING
In general, the invested portion of the minimum initial premium will be placed in the Contract Fund as of the later of the Contract Date and the date we receive the premium in Good Order.
Upon receipt of a request for life insurance from a prospective Contract Owner, Pruco Life of New Jersey will follow certain insurance underwriting (i.e., evaluation of risk) procedures designed to determine whether the proposed Insured is insurable. The process may involve such verification procedures as medical examinations and may require that further information be provided by the proposed Insured before a determination can be made. A Contract cannot be issued, (i.e., physically issued through Pruco Life of New Jersey’s computerized issue system) until this underwriting procedure has been completed.
Since a Contract cannot be issued until after the underwriting process has been completed, we use a Limited Insurance Agreement to provide temporary life insurance coverage to prospective Contract Owners who pay the minimum initial premium at the time the request for coverage is submitted. This coverage is for the total Death Benefit applied for, up to the maximum described by the Limited Insurance Agreement, and is subject to the other terms of the Limited Insurance Agreement.
The Contract Date is the date specified in the Contract. This date is used to determine the insurance age of the proposed insured. It represents the first day of the Contract Year and therefore determines the Contract Anniversary and Monthly Dates. It also represents the commencement of the suicide and contestable periods for purposes of the Basic Insurance Amount.
If the minimum initial premium is paid with the application and no medical examination is required, the Contract Date will ordinarily be the date of the application. If a delay is encountered (e.g., if a request for further information is not met promptly), generally, the Contract Date will be 21 days prior to the date on which the Contract is physically issued. If a medical examination is required, the Contract Date will ordinarily be the date the examination is completed, subject to the same qualification as that noted above.
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If the premium paid with the application is less than the minimum initial premium, the Contract Date will be determined as described above. The balance of the minimum initial premium amount will be applied as of the later of the Contract Date and the date premiums were received in Good Order.
If no premium is paid with the application, the Contract Date will be the Contract Date stated in the Contract, which will generally be the date the minimum initial premium is received in Good Order from the Contract Owner and the Contract is delivered.
There is one principal variation from the foregoing procedure. If permitted by the insurance laws of the state in which the Contract is issued, the Contract may be backdated up to six months. In situations where the Contract Date precedes the date that the minimum initial premium is received, charges due prior to the initial premium receipt date will be deducted immediately after the net premium has been applied to the Contract Fund.
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS
Legal Considerations Relating To Sex-Distinct Premiums And Benefits
The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male rates, whether the insureds are male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.
Reports To Contract Owners
Once each year, we will send you a statement that provides certain information pertinent to your Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract.
We also make available annual and semi-annual reports of the Funds showing the financial condition of the Funds and the investments held in each Fund. The most recent annual and semi-annual reports are available at www.Prudential.com/eProspectus or by calling 800-778-2255.
ADDITIONAL INFORMATION ABOUT CHARGES
Underwriting Procedures
When you express interest in obtaining insurance from us, you may apply for coverage in one of two ways, via a paper application or through our worksheet process. When using the paper application, a registered representative completes a full application and submits it to our underwriting unit to commence the underwriting process. A registered representative is an agent/broker who is a representative of a broker-dealer authorized to sell Contracts.
When using the worksheet process, a registered representative typically collects enough applicant information to start the underwriting process. The representative will submit the information to Prudential to begin processing, which includes contacting the proposed insured to provide additional information online or over the phone.
Regardless of which of the two underwriting processes is followed, once we receive the necessary information, which may include doctors’ statements, medical examinations from physicians or paramedical vendors, test results, and other information, we will make a decision regarding our willingness to accept the risk, and the price at which we will accept the risk. We will issue the Contract when the risk has been accepted and priced.
ADDITIONAL INFORMATION ABOUT CONTRACTS IN DEFAULT
When your Contract is in default, no part of your Contract Fund is available to you. Consequently, you are not able to take any loans, withdrawals, or surrenders, make any transfers among the investment options, or change the way in which subsequent premiums are allocated.
DISTRIBUTION AND COMPENSATION
In an effort to promote the sale of our variable products (which may include the placement of our contracts on a preferred or recommended company or product list and/or access to a broker-dealer’s registered representatives), we or Pruco Securities may enter into compensation arrangements with certain broker-dealer firms authorized by Pruco Securities to sell contracts, or branches of such firms, with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing and/or administrative and/or other services they provide to us or our affiliates.
To the extent permitted by applicable rules, laws, and regulations, Pruco Securities may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different contract that is not eligible for these compensation arrangements.
Pruco Life of New Jersey makes these promotional payments directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for
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marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
A list below provides the names of the firms (or their affiliated broker-dealers) that we are aware of (as of December 31, 2024) that received payment or accrued a payment amount with respect to variable product business during 2024. The least amount of cash compensation paid or accrued and the greatest amount paid or accrued during 2024 were $0.01 and $46,285,549.55, respectively.
Names of Firms:
ACE DIVERSIFIED CAPITAL INC, ACP INVESTMENTS LLC, AEGIS CAPITAL CORPORATION, AGENCY SERVICES OF AR INC, AGP - ALLIANCE GLOBAL PARTNERS, ALLSTATE FINANCIAL SERVICES LLC, AMERIAN GENERAL INS AGCY INC, AMERICAN EXPRESS INS AGENCY OF MA INC, AMERICAN EXPRESS INS AGENCY OF TX, AMERICAN GLOBAL WEALTH MANAGEMENT INC, AMERICAN INDEPENDENT SECURITIES GROUP LLC, AMERICAN INVESTORS CO, AMERICAN PORTFOLIOS, AMERIPRISE FINANCIAL SERVICES, AMERITAS INVESTMENT COMPANY LLC, AON CONSULTING INC, APW CAPITAL INC, ARETE INSURANCE AGENCY LLC, ARKADIOS CAPITAL LLC, ARLINGTON SECURITIES INC, ARVEST INSURANCE INC, ASCENSUS BROKER DEALER SERVICES LLC, ASHTON THOMAS SECURITIES LLC, AUSDAL FINANCIAL PARTNERS INC, AVANTAX INSURANCE SERVICES INC, AVISEN WEALTH MANAGEMENT INC, AXA ADVISORS LLC, AYCO SERVICES AGENCY LP, AYCO SERVICES INS AGCY INC (K OSTER), B RILEY WEALTH MANAGEMENT INC, BAIRD INS SERVICES INC, BARNABAS CAPITAL INSURANCE AGENCY LLC, BCG SECURITIES INC, BENEFIT FUNDING SERVICES LLC, BENJAMIN F EDWARDS & COMPANY INC, BERTHEL FISHER AND COMPANY INSURANCE INC, BOK FINANCIAL SECURITIES INC, BRIGHTON SECURITIES CORP, BROKERS INTERNATIONAL FINANCIAL SERVICES, BROOKLIGHT PLACE SECURITIES INC, BUCKMAN CAPITAL LLC, CABOT LODGE SECURITIES LLC, CADARET GRANT & CO INC, CALTON & ASSOCIATES INC, CAMBRIDGE INVESTMENT RESEARCH INC, CAPEFINANCIAL SECURITIES LLC, CAPITAL INVESTMENT GROUP INC, CAPITAL SYNERGY PARTNERS INC, CBIZ BENEFITS & INS SVS INC, CC SERVICES INC, CENTAURUS FINANCIAL INC, CENTAURUS TEXAS INC, CENTER STREET SECURITIES INC, CES INSURANCE AGENCY INC, CETERA ADVISOR NETWORKS INSURANCE SERVICES LLC, CETERA ADVISORS INSURANCE SERVICES LLC, CETERA ADVISORS LLC, CETERA FINANCIAL SPECIALIST LLC, CETERA INVESTMENT SERVICES LLC, CFD INVESTMENTS INC, CHAPIN DAVIS INSURANCE INC, CHASE INSURANCE AGENCY, CHELSEA FINANCIAL SERVICES, CIG RISK MANAGEMENT INC, CITIGROUP LIFE AGENCY LLC, CITIZENS SECURITIES INC, COASTAL EQUITIES INSURANCE AGENCY, COMERICA INSURANCE SERVICES INC, CONCORDE INSURANCE AGENCY INC, CONCOURSE FINANCIAL GROUP SECURITIES, COORDINATED CAPITAL SECURITIES, CPS FINANCIAL & INSURANCE SERVICE INC, CPS INSURANCE SERVICES, CREATIVEONE SECURITIES LLC, CROWN CAPITAL SECURITIES LP, CSFG INSURANCE AGENCY INC, CUTTER & COMPANY BROKERAGE INC, D A DAVIDSON AND COMPANY INC, DAI SECURITIES, LLC, DELTA FINANCIAL INSURANCE BROKERAGE CORP, DEMPSEY FIN NETWORK INC, DEMPSEY LORD SMITH LLC, DFPG INVESTMENTS INC, DMK ADVISOR GROUP INC, EDUCATORS FINANCIAL SERVICES INC, EDWARD D JONES & CO LP, EDWARD JONES INS AGCY OF CA LLC, EDWARD JONES INS AGCY OF MA LLC, EDWARD JONES INS AGCY OF NM LLC, EF LEGACY SECURITIES LLC, ENTERPRISE GENERAL INS AGENCY INC, ENTERPRISE SECURITIES COMPANY, EQUITY SERVICES INC, ESTATE INSURANCE SERVICES LTD, EXECUTIVE INS AGENCY INC, FBL MARKETING SERVICES LLC, FIFTH THIRD INSURANCE AGENCY INC, FIFTH THIRD SECURITIES INC, FINANCIAL INDEPENDENCE GROUP, FINANCIAL TELESIS INC, FIRST CITIZENS INVESTOR SERVICES INC, FIRST HEARTLAND CAPITAL INC, FIRST HORIZON INSURANCE SERVICES INC, FIRST LIBERTIES SECURITIES INC, FIRST PALLADIUM LLC, FORTUNE FINANCIAL SERVICES INC, FORTUNE SECURITIES INC, FOUNDERS FINANCIAL SECURITIES LLC, FROST BROKERAGE SERVICES INC, G A REPPLE AND COMPANY, GENEOS WEALTH MANAGEMENT INC, GENERAL SECURITIES CORP, GIRARD INVESTMENT SERVICES LLC, GLOBALINK SECURITIES INC, GRADIENT SECURITIES LLC, GRB FINANCIAL LLC, GREAT POINT CAPITAL LLC, GROVE POINT INVESTMENTS LLC, GWN SECURITIES INC, H&R BLOCK FINANCIAL ADVISORS INC, HALLIDAY FINANCIAL LLC, HANSON MCCLAIN RETIREMENT NETWORK LLC, HANTZ AGENCY LLC, HANTZ FINANCIAL SERVICES INC, HARBOR INVESTMENT ADVISORY LLC, HARBOUR INVESTMENTS INC, HAZLETT BURT AND WATSON INC, HENNION AND WALSH WEALTH ADVISORS, HERBERT J SIMS CAPITAL MANAGEMENT, HIGHTOWER SECURITIES LLC, HILLTOP SECURITIES INC, HOOPOE CAPITAL MARKETS LLC, HORAN SECURITIES INC, HORNOR TOWNSEND & KENT, HSBC INSURANCE AGENCY USA INC, HSBC SECURITIES USA INC, HUNTER ASSOCIATES INVESTMENT MANAGEMENT LLC, HUNTINGTON INVESTMENT COMPANY, HUNTLEIGH SECURITIES, HWG INS AGENCY INC, IBN FINANCIAL SERVICES INC, IDB CAPITAL CORP, IFP INSURANCE GROUP LLC, IMS SECURITIES INC, INDEPENDENCE CAPITAL AGENCY, INDEPENDENT FINANCIAL GROUP INC, INNOVATION PARTNERS LLC, INSIGHT SECURITIES INC, INTERCAM SECURITIES INC, INTERCONTINENTAL AGENCY LLC, INTERLINK SECURITIES CORP, INTERNATIONAL ASSETS ADVISORY LLC, INTERSECURITIES INSURANCE AGENCY, INTERVEST INTERNATIONAL EQUITIES CORPORATION, INVERNESS SECURITIES LLC, INVESTMENT CENTER INC, INVESTMENT PLANNERS INC, INVESTMENT SALES CORP, INVICTA CAPITAL LLC, J ALDEN ASSOCIATES INC, J.K. FINANCIAL SERVICES, INC., JANNEY MONTGOMERY SCOTT LLC, JEFFREY MATTHEWS FINANCIAL GROUP LLC, JP MORGAN SECURITIES LLC, JW COLE FINANCIAL INC, KCD FINANCIAL, KESTRA INVESTMENT SERVICES LLC, KEY INVESTMENT SERVICES LLC, KFG ENTERPRISES INC, KINGSWOOD CAPITAL PARTNERS LLC, KOVACK SECURITIES INC, L M KOHN & CO, LAIDLAW AND COMPANY UK LTD, LARSON FINANCIAL GROUP LLC, LARSON FINANCIAL SECURITIES LLC, LASALLE ST SECURITIES LLC, LEADERS GROUP INC., LEBENTHAL FINANCIAL SERVICES INC, LEVEL FOUR FINANCIAL LLC, LFA LIMITED LIABILITY COMPANY, LIBRA INSURANCE PARTNERS LLC, LIFEMARK SECURITIES CORP, LINCOLN FIN ADVISORS CORP, LINCOLN FINANCIAL SEC CORP, LINCOLN INVESTMENT PLANNING LLC, LINCOLN NATIONAL INS ASSOC INC, LINSCO PRIVATE LEDGER INS ASSOC INC, LION STREET FINANCIAL LLC, LOCKTON FINANCIAL ADVISORS LLC, LOMBARD INTERNATIONAL AGENCY INC, LOMBARD INTERNATIONAL BROKERS INC, LPA INSURANCE AGENCY INC, LPL ENTERPRISE LLC, LPL FINANCIAL CORP, M FINANCIAL SECURITIES MARKETING INC, M HOLDINGS SECURITES INC, M.S. HOWELLS & CO, MADISON AVENUE SECURITIES LLC, MARINER INSURANCE RESOURCES LLC, MARSH INSURANCE & INVESTMENTS LLC, MB SCHOEN & ASSOCIATES INC, MCDONALD PARTNERS LLC, MERCER HEALTH & BENEFITS ADMINISTRATION, MERRILL LYNCH LIFE AGCY INC, MID-CONTINENT SECURITIES LTD, MMA SECURITIES LLC, MML INS AGCY INC, MODERN CAPITAL SECURITIES INC, MOLONEY SECURITIES CO INC, MONEY CONCEPTS CAPITAL, MOORS & CABOT INC, MORGAN STANLEY DEAN WITTER INS SVCS INC, MSC OF TX INC, MUTUAL OF OMAHA MARKETING CORP, MUTUAL SECURITIES INC, MUTUAL TRUST CO OF AMERICA SECURITIES, MWA FINANCIAL SERVICES INC, MWAGIA INC, NATIONS FINANCIAL GROUP INC, NEW PENFACS INS AGENCY INC, NEWBRIDGE SECURITIES CORPORATION, NEWPORT GROUP SEC INC, NEXT FINANCIAL GROUP, NEXT FINANCIAL INSURANCE SERVICES, NI ADVISORS INC, NORTHLAND SECURITIES, INC., NORTHWESTERN MUTUAL INVEST SVCS, NPA INSURANCE AGENCY INC, NW MUTUAL INVESTMENT SERVICES, NY LIFE SECURITIES, NYLIFE INSURANCE AGENCY INC, O N EQUITY SALES COMPANY, OAK RIDGE FINANCIAL SERVICES
4

GROUP THE, OAKWOOD CAPITAL SECURITIES INC, OBERLIN FINANCIAL INTERNATIONAL LLC, OFG FINANCIAL SERVICES INC, OHIO NATIONAL INS AGENCY INC, ONEAMERICA SECURITIES INC, OPPENHEIMER & CO INC, OSAIC FA INC, OSAIC INSTITUTIONS INC, OSAIC WEALTH INC, PACKERLAND BROKERAGE SERVICES, INC., PARK AVENUE SECURITIES, PARKLAND SECURITIES, LLC, PEAK BROKERAGE SERVICES LLC, PENSIONMARK SECURITIES LLC, PHX FINANCIAL INC, PINNACLE INVESTMENTS LLC, PJ ROBB VARIABLE CORP, PLANMEMBER SECURITIES CORPORATION, PLUS AGENCY LLC, PNC INSURANCE SERVICES, PREFERRED MARKETING SERVICES INC, PRINCIPAL SECURITIES INC, PRIVATE CLIENT SERVICES LLC, PRIVATE LEDGER INS AGCY OF OH INC (P CALFEE), PROSPERA LIFE & ANNUITY SERVICES INC, PROVENANCE INSURANCE SERVICES LLC, PRUDENTIAL DIRECT INC, PURSHE KAPLAN STERLING INS, RADCLIFFE, ELLEN, PATRICIA, RAYMOND JAMES & ASSOCIATES INC, RBC CAPITAL MARKETS CORP, REGULUS FINANCIAL GROUP LLC, REHMANN INSURANCE GROUP LLC, ROBERT SHOR INSURANCE ASSOCIATES INC, ROCKEFELLER CAPITAL MANAGEMENT INS SERVICES LLC, ROCKEFELLER CAPITAL MGMT INS SVS, S B H U LIFE AGENCY INC, SA STONE WEALTH MANAGEMENT INC, SAN BLAS SECURITIES LLC, SANCTUARY SECURITIES INC, SAXONY INSURANCE AGENCY LLC, SAYBRUS EQUITY SERVICES INC, SBS INSURANCE AGENCY OF LA INC, SCF SECURITIES INC, SECURITIES AMERICA INC, SFA INSURANCE SERVICES INC, SIGMA FINANCIAL CORP, SIGNAL SECURITIES INC, SIGNATURE ESTATE SECURITIES INC, SII INVESTMENTS IN, SIMPLICITY FINANCIAL INVESTMENT SERVICES, SMITH BROWN & GROOVER INC, SMITH MOORE & CO, SNOWDEN INSURANCE SERVICES LLC, SORRENTO PACIFIC FINANCIAL LLC, SOUTH COAST ASSURANCE COMPANY, SOUTHERN WEALTH SECURITIES LLC, SPIRE INSURANCE AGENCY LLC, ST BERNARD FINANCIAL SERVICES INC, STANLEY LAMAN GROUP SECURITIES LLC, STEPHENS INSURANCE LLC, STERN CAPITAL LLC, STEWARD PARTNERS GLOBAL ADVISORY LLC, STEWARD PARTNERS INVESTMENT SOLUTIONS LLC, STIFEL NICHOLAUS & CO INC, STONEX SECURITIES INC, SUMMIT BROKERAGE SERVICES, SUPREME ALLIANCE LLC, SYNDICATED CAPITAL INC, SYNOVUS SECURITIES INC, TBS AGENCY OF TEXAS INC, TBS AGENCY, INC., TFS SECURITIES INC, THE LEADERS GROUP INC, THOROUGHBRED FINANCIAL SERVICES LLC, THRIVENT INSURANCE AGENCY INC, THURSTON SPRINGER MILLER HERD & TITAK INC, TRANSAMERICA FINANCIAL ADVISORS, TRIAD ADVISORS INC, TRUIST INVESTMENT SERVICES INC, TRUSTMONT FINANCIAL GROUP INC, U S BANCORP INVESTMENTS INC, U.S. BANCORP ADVISORS LLC, UBS FINANCIAL SERVICES, UMB INSURANCE INC, UNIONBANC INVESTMENT SERVICES LLC, UNITED BROKERAGE SERVICES INC, UNITED PLANNERS FINANCIAL, US BANCORP INSURANCE SERVICES LLC, USA FINANCIAL SECURITIES CORP, VALMARK SECURITES INC, VANDERBILT SECURITIES LLC, VARIABLE CONTRACT AGENCY LLC, VOYA FINANCIAL ADVISORS INC, WEH INSURANCE AGENCY INC, WELLS FARGO ADVISORS CALIFORNIA INS AGENCY LLC, WELLS FARGO ADVISORS FINANCIAL, WELLS FARGO ADVISORS INS AGENCY INC, WELLS FARGO FINANCIAL NETWORK LLC, WENTWORTH FINANCIAL PARTNERS LLC, WESTERN EQUITY GROUP INC, WESTERN INTERNATIONAL SECURITIES INC, WINTRUST INVESTMENTS LLC, WJ LYNCH INS AGENCY, WOODBURY FIN SERVICES INC, WORLD EQUITY GROUP, WORLD FINANCIAL GRP INS AGENCY OF MA INC, WORLD INVESTMENTS INC, WORTH FINANCIAL GROUP INC, XML SECURITIES LLC.
Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
EXPERTS
The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024 and the financial statements of each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account as of the dates presented and for each of the periods indicated therein incorporated in this statement of additional information by reference to the filed Form N-VPFS dated April 10, 2025 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Actuarial matters included in this statement of additional information have been examined by Brian Peterfreund, FSA, MAAA, Vice President and Actuary of Prudential.
FINANCIAL STATEMENTS
The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey, which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts.
The financial statements of the Pruco Life of New Jersey Variable Appreciable Account are hereby incorporated by reference to Form N-VPFS dated April 10, 2025.

5

OTHER INFORMATION

Item 30. Exhibits

Exhibit Number Description Of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Variable Appreciable Account. (Note 4)

(b)	Custodian Agreements:
Not applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company of New Jersey. (Note 4)
(ii)	Broker Dealer Selling Agreement used from 01-2024 to current. (Note 1)
(iii)	Broker Dealer Selling Agreement used from 10-2022 to 01-2024. (Note 19)
(iv)	Broker Dealer Selling Agreement used from 11-2021 to 10-2022. (Note 18)
(v)	Broker Dealer Selling Agreement used from 8-2018 to 11-2021. (Note 17)

(d)	Contracts:
(i)	Variable Universal Life Insurance Contract - VUL-2023. (Note 21)
(ii)	Variable Universal Life Insurance Contract - VUL-2018. (Note 16)
(iii)	Endorsement for Type C Death Benefit Option - PLY 130-2015. (Note 15)
(iv)	Rider to Provide Acceleration of Death Benefit – VL 145 B6-2020. (Note 21)
(v)	Rider for Insured's Accidental Death Benefit - VL 110 B-2000 NY. (Note 4)
(vi)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182 B-2016. (Note 14)
(vii)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184 B-2016. (Note 14)
(viii)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B-2017. (Note 14)
(ix)	Rider for Settlement Options to Provide Acceleration of Death Benefits - ORD 87241-91-NY. (Note 4)
(x)	Rider for Excess Loan Protection - PLY 141-2017. (Note 12)
(xi)	Indexed Account Rider - PLY 144-2018. (Note 16)

(e)	Applications:
(i)	Application for Variable Universal Life Insurance Contract. (Note 5)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 16)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended through March 11, 1983. (Note 4)
(ii)	Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, February 12, 1998. (Note 4)
(iii)	Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, October 1, 2012. (Note 15)
(iv)	By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 4)

(g)	Reinsurance Contracts:
(i)	Agreement between Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and Prudential. (Note 3)
(ii)	Amendments (1-15) to the Agreement between Pruco Life of New Jersey and Prudential. (Note 7)

(h)	Participation Agreements:
(i)	Advanced Series Trust (formerly American Skandia Trust) Participation Agreement, as amended June 8, 2005. (Note 2)
(ii)	Amendment #1 to the Participation Agreement between Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") and Advanced Series Trust, as amended June 8, 2005. (Note 7)
(iii)	Participation Agreement between Pruco Life of New Jersey and American Funds. (Note 10)
(iv)	Amendment #3 to the Participation Agreement between Pruco Life of New Jersey and American Funds. (Note 21)
(v)	Participation Agreement between Pruco Life of New Jersey and BNY Mellon (formerly Dreyfus). (Note 9)
(vi)	Amendment #3 to the Participation Agreement between Pruco Life of New Jersey and BNY Mellon. (Note 13)
(vii)	Amendment #4 to the Participation Agreement between Pruco Life of New Jersey and BNY Mellon. (Note 13)
(viii)	Amendment #5 to the Participation Agreement between Pruco Life of New Jersey and BNY Mellon. (Note 13)
(ix)	Amendment #6 to the Participation Agreement between Pruco Life of New Jersey and BNY Mellon. (Note 11)
(x)	Participation Agreement between Pruco Life of New Jersey and Calvert. (Note 14)
(xi)	Participation Agreement between Pruco Life of New Jersey and Fidelity. (Note 10)
(xii)	Amendment # 1 to the Participation Agreement between Pruco Life of New Jersey and Fidelity. (Note 10)
(xiii)	Amendment # 2 to the Participation Agreement between Pruco Life of New Jersey and Fidelity. (Note 13)
(xiv)	Amendment # 3 to the Participation Agreement between Pruco Life of New Jersey and Fidelity. (Note 1)
(xv)	Amendment # 4 to the Participation Agreement between Pruco Life of New Jersey and Fidelity. (Note 1)
(xvi)	Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 10)
(xvii)	Amendment #1 to the Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 13)
(xviii)	Amendment #2 to the Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 13)
(xix)	Amendment #5 to the Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 13)
(xx)	Amendment #6 to the Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 13)
(xxi)	Amendment #7 to the Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 20)
(xxii)	Schedule C Notice to the Participation Agreement between Pruco Life of New Jersey and Franklin. (Note 21)
(xxiii)	Participation Agreement between Pruco Life of New Jersey and Janus. (Note 9)
(xxiv)	Amendment to the Participation Agreement #1 between Pruco Life of New Jersey and Janus. (Note 11)
(xxv)	Amendment to the Participation Agreement #2 between Pruco Life of New Jersey and Janus. (Note 13)
(xxvi)	Participation Agreement between Pruco Life of New Jersey and Legg Mason. (Note 21)
(xxvii)	Amendment #1 to the Participation Agreement between Pruco Life of New Jersey and Legg Mason. (Note 21)
(xxviii)	Amendment #2 to the Participation Agreement between Pruco Life of New Jersey and Legg Mason. (Note 21)
(xxix)	Participation Agreement between Pruco Life of New Jersey and MFS. (Note 9)
(xxx)	Amendment #4 to the Participation Agreement between Pruco Life of New Jersey and MFS. (Note 10)
(xxxi)	Amendment #5 to the Participation Agreement between Pruco Life of New Jersey and MFS. (Note 21)
(xxxii)	Amendment #7 to the Participation Agreement between Pruco Life of New Jersey and MFS. (Note 21)
(xxxiii)	Participation Agreement between Pruco Life of New Jersey and Neuberger Berman. (Note 9)
(xxxiv)	Amendment #1 to the Participation Agreement between Pruco Life of New Jersey and Neuberger Berman. (Note 11)
(xxxv)	Amendment #2 to the Participation Agreement between Pruco Life of New Jersey and Neuberger Berman. (Note 13)
(xxxvi)	Participation Agreement between Pruco Life of New Jersey and Northern Lights. (Note 6)
(xxxvii)	Amendment #2 to the Participation Agreement between Pruco Life of New Jersey and Northern Lights. (Note 8)
(xxxviii)	Participation Agreement between Pruco Life of New Jersey and The Prudential Series Fund. (Note 13)
(xxxix)	Participation Agreement between Pruco Life of New Jersey and T. Rowe Price. (Note 21)
(xl)	Amendment #3 to the Participation Agreement between Pruco Life of New Jersey and T. Rowe Price. (Note 21)
(xli)	Amendment #4 to the Participation Agreement between Pruco Life of New Jersey and T. Rowe Price. (Note 22)
(xlii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and Advanced Series Trust. (Note 12)
(xliii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and American Funds. (Note 13)
(xliv)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and BNY Mellon (formerly Dreyfus). (Note 12)

(xlv)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and Janus. (Note 13)
(xlvi)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and MFS. (Note 12)
(xlvii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and Neuberger Berman. (Note 13)
(xlviii)	Shareholder Agreement (22c-2 Agreement) between Pruco Life of New Jersey and The Prudential Series Fund. (Note 12)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 5)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 8)
(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 15)
(iv)	Services Agreement between Prudential and Fidelity Information Services. (Note 21)
(v)	Engagement Schedule between Prudential and Fidelity Information Services. (Note 21)

(j)	Other Material Contracts:
Not applicable.

(k)	Legal Opinion:
Opinion and Consent of Christopher J. Madin, Esq., as to the legality of the securities being registered. (Note 1)

(l)	Actuarial Opinion:
Not applicable.

(m)	Calculation:
Not applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii)	Powers of Attorney: Reshma V. Abraham, Markus Coombs, Alan M. Finkelstein, Scott E. Gaul, Bradley O. Harris, Salene Hitchcock-Gear, Dylan J. Tyson. (Note 1)

(o)	Omitted Financial Statements:
Not applicable.

(p)	Initial Capital Agreements:
Not applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing Pruco Life Insurance Company of New Jersey's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 1)

(r)	Form of Initial Summary Prospectuses:
Not applicable.

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6, Registration No. 333-112809, filed August 15, 2005, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6, Registration No. 333-117796, filed April 17, 2007, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 4)	Incorporated by reference to Form N-6, Registration No. 333-158637, filed April 20, 2009, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 5)	Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6, Registration No. 333-158637, filed April 15, 2011, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6)	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6, Registration No. 333-158637, filed April 23, 2012, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6, Registration No. 333-158637, filed April 12, 2013, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6, Registration No. 333-158637, filed February 6, 2014, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6, Registration No. 333-112809, filed April 18, 2008, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6, Registration No. 333-112809, filed June 28, 2013, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6, Registration No. 333-112809, filed June 27, 2014, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 12)	Incorporated by reference to Pre-Effective Amendment No. 1 for Form N-6, Registration No. 333-215543, filed June 16, 2017, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 34 for Form N-6, Registration No. 333-112809, filed April 11, 2018, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 14)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6, Registration No. 333-225954, filed September 14, 2018, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 24 for Form N-6, Registration No. 333-112809, filed April 10, 2015, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 16)	Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed April 22, 2019, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 17)	Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed April 10, 2020, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed April 7, 2022, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement, filed April 6, 2023, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-6, Registration No. 333-158637, filed April 11, 2017, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed September 28, 2023, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 22)	Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 11, 2024, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Item 31. Directors And Officers Of Pruco Life Insurance Company of New Jersey (Depositor)

The directors and officers of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), listed with their principal occupations, are shown below.

Name and Principal Business Address	Position and Offices with Pruco Life of New Jersey
RESHMA V. ABRAHAM	Director and Vice President
MARKUS COOMBS (Note 2)	Director, Chief Financial Officer, Chief Accounting Officer, and Vice President
ALAN M. FINKELSTEIN (Note 3)	Director and Treasurer
SCOTT E. GAUL (Note 4)	Director and Vice President
BRADLEY O. HARRIS (Note 2)	Director
SALENE HITCHCOCK-GEAR (Note 2)	Director
DANIEL MCNUTLY (Note 1)	Chief Compliance Officer
MATTHEW H. SILVER (Note 2)	Chief Actuary and Senior Vice President
JORDAN K. THOMSEN (Note 2)	Vice President and Corporate Counsel
DYLAN J. TYSON (Note 4)	Director, President, and Chief Executive Officer
AMY M. WOLTMAN (Note 3)	Vice President, Chief Legal Officer, and Secretary

(Note 1) 600 Office Center Drive, Fort Washington, PA 19034
(Note 2) 213 Washington Street, Newark, NJ 07102
(Note 3) 751 Broad Street, Newark, NJ 07102
(Note 4) 1 Corporate Drive, Shelton, CT 06484

Item 32. Persons Controlled By Or Under Common Control With the Depositor Or the Registrant

Pruco Life Insurance Company of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly owned subsidiary of The Prudential Insurance Company of America and an indirect wholly owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 33. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Pruco Life of New Jersey’s By-law, Article V, which relates to indemnification of officers and directors, was filed on April 20, 2009, as exhibit Item 26. (f)(iii) to Form N-6, Registration No. 333-158637, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a) Other Activity:
Pruco Securities, LLC ("Pruco Securities"), an indirect wholly owned subsidiary of Prudential Financial, Inc., acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized as an LLC on September 22, 2003, under New Jersey law, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

•Pruco Life Variable Universal Account
•Pruco Life Variable Appreciable Account
•Pruco Life Variable Insurance Account
•Pruco Life PRUvider Variable Appreciable Account
•Pruco Life of New Jersey Variable Appreciable Account
•Pruco Life of New Jersey Variable Insurance Account
•The Prudential Variable Appreciable Account
•Separate Account VL I of Talcott Resolution Life Insurance Company
•Separate Account VL II of Talcott Resolution Life Insurance Company
•Separate Account One of Talcott Resolution Life Insurance Company
•Separate Account Five of Talcott Resolution Life Insurance Company
•Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company
•Separate Account VL II of Talcott Resolution Life & Annuity Insurance Company
•Separate Account Five of Talcott Resolution Life & Annuity Insurance Company
•Union Security Insurance Company Variable Account C

The Contract is sold by registered representatives of broker-dealers who are also authorized by state insurance departments to do so.

(b) Management:

Managers And Officers Of Pruco Securities, LLC

Name and Principal Business Address	Position and Office with Pruco Securities
Robert Begun (Note 1)	President and Manager
Jacob A. Bongard (Note 1)	Assistant Secretary
John M. Cafiero (Note 2)	Assistant Secretary
David Camuzo (Note 1)	Secretary
Susanna Davi (Note 2)	Assistant Treasurer
Dexter M. Feliciano (Note 1)	Vice President, Chief Operating Officer, and Manager
Kelly Florio (Note 2)	Anti-Money Laundering Officer
Anthony M. Fontano (Note 1)	Vice President and Manager
Jennifer H. Gascho (Note 2)	Assistant Controller
Patrick L. Hynes (Note 1)	Manager and Chairman
Victor Kong (Note 2)	Assistant Controller
Milton T. Landes (Note 1)	Vice President
Tina Lloyd (Note 1)	Assistant Secretary

Joseph B. McCarthy (Note 2)	Assistant Treasurer
Juzer Mohammedshah (Note 1)	Treasurer
Maggie Palen (Note 2)	Assistant Secretary
Paranj Patel (Note 2)	Chief Compliance Officer
Robert P. Smit (Note 2)	Vice President, Controller, Chief Financial Officer, Principal Financial Officer, and Principal Operations Officer
Jordan K. Thomsen (Note 1)	Assistant Secretary and Chief Legal Officer
Dianne Trinkle (Note 2)	Assistant Controller

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102

(c) Compensation From the Registrant:

Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under a strategic relationship with an unaffiliated broker-dealer, Pruco Securities receives a portion of compensation with respect to sales of its variable life insurance products. Pruco Securities retained compensation of $4,278,834 in 2024, $4,084,003 in 2023, and $3,890,506 in 2022. Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $575,994,944, which represents Pruco Securities’ total 2024 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Commissions and other compensation received from the registrant during the last fiscal year with respect to variable life insurance products.
Name of Principal Underwriter	Net Underwriting Discounts and Commissions*	Compensation on Redemption	Brokerage Commission**	Other Compensation
Pruco Securities	$143,360,233	$0	$432,634,711	$0
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Item 35. Location Of Accounts And Records

Provided in most recent report on Form N-CEN.

Item 36. Management Services

Not Applicable.

Item 37. Fee Representation

Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey on this 10th day of April, 2025.

Pruco Life of New Jersey Variable Appreciable Account
(Registrant)
By: Pruco Life Insurance Company of New Jersey
(Depositor)
By: /s/ *
Dylan J. Tyson President and Chief Executive Officer

Pruco Life Insurance Company of New Jersey
(Depositor)
By: /s/ *
Dylan J. Tyson President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 10th day of April, 2025.

Signature and Title

/s/ *
Reshma V. Abraham
Director and Vice President

/s/ *
Markus Coombs
Director, Chief Financial Officer, Chief Accounting Officer, and Vice President

/s/ *
Alan M. Finkelstein
Director and Treasurer

/s/ *
Scott E. Gaul	By:	/s/ Christopher J. Madin
Director and Vice President		Christopher J. Madin
(Attorney-in-Fact)
/s/ *
Bradley O. Harris
Director

/s/ *
Salene Hitchcock-Gear
Director

/s/ *
Dylan J. Tyson
Director, President, and Chief Executive Officer

*Executed by Christopher J. Madin on behalf of those indicated pursuant to Power of Attorney.